Registration Nos. 333-38292
                                                                       811-09965
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|


                         Post-Effective Amendment No. 6                    |X|


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|


                                Amendment No. 6                            |X|


                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT F
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

      It is proposed that this filing will be effective (check appropriate box):

           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

           |X|   on May 1, 2003 pursuant to paragraph (b) of Rule 485
           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485

           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 31, 2003.


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

                         THE GUARDIAN SEPARATE ACCOUNT F

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Option, Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contract
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Contract Anniversary
                                                                                          Enhanced Death Benefit
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

VARIABLE ANNUITY PROSPECTUS


May 1, 2003


THE GUARDIAN C + C VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

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The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC)
through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.


The minimum initial premium payment is $500. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your premiums may be invested in up to 20 investment options. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.


o The Guardian Variable Contract Funds, Inc.
  - The Guardian Stock Fund
  - The Guardian VC 500 Index Fund
  - The Guardian VC Asset Allocation Fund
  - The Guardian VC High Yield Bond Fund

  - The Guardian UBS VC Large Cap Value Fund
  - The Guardian UBS VC Small Cap Value Fund

o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  - Baillie Gifford International Fund
  - Baillie Gifford Emerging Markets Fund
  - The Guardian Small Cap Stock Fund
o AIM Variable Insurance Funds
  - AIM V.I. Aggressive Growth Fund (Series I)
  - AIM V.I. Growth Fund (Series I)
  - AIM V.I. Government Securities Fund (Series I)
  - AIM V.I. Premier Equity Fund (Series I)
o The Alger American Fund

  - Alger American Leveraged AllCap Portfolio (Class O Shares)
o AllianceBernstein
  - AllianceBernstein Growth & Income Portfolio (Class B)
  - AllianceBernstein Premier Growth Portfolio (Class B)
  - AllianceBernstein Technology Portfolio (Class B)
  - AllianceBernstein Value Portfolio (Class B)

o American Century

  - American Century VP Capital Appreciation Fund (Class 1)

o Fidelity Variable Insurance Products Fund (Service Class 2)
  - Fidelity VIP Contrafund(R) Portfolio
  - Fidelity VIP Equity-Income Portfolio
  - Fidelity VIP Growth Portfolio
  - Fidelity VIP Balanced Portfolio
  - Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust
  - Templeton Growth Securities Fund (Class 2)
o Janus Aspen Series (Service Shares)

  - Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth Portfolio)
  - Janus Aspen Capital Appreciation Portfolio

  - Janus Aspen Flexible Income Portfolio
  - Janus Aspen Growth and Income Portfolio
  - Janus Aspen Worldwide Growth Portfolio
o MFS(R) Variable Insurance Trust(SM) (Service Class)
  - MFS Emerging Growth Series
  - MFS Investors Trust Series
  - MFS New Discovery Series

  - MFS Strategic Income Series

  - MFS Capital Opportunities Series
o The Prudential Series Fund, Inc.
  - Jennison Portfolio (Class II)
o Value Line Strategic Asset Management Trust
o Value Line Centurion Fund
o Van Kampen Life Investment Trust
  - Van Kampen Life Investment Trust Government Portfolio (Class II)
  - Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2003, is incorporated by reference into this prospectus.


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The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

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

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CONTENTS
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This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

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SUMMARY

What is a variable annuity contract? .....................................     1
- How a variable annuity works ...........................................     1
- The annuity period .....................................................     1
- Other contract features ................................................     1
- Expenses ...............................................................     2
- Deciding to purchase a contract ........................................     2

Expense tables ...........................................................     3


The Guardian Insurance & Annuity Company, Inc. ...........................     6

Buying a contract ........................................................     7
- The application form ...................................................     7
- Payments ...............................................................     7

The accumulation period ..................................................     8
- How we allocate your premium payments ..................................     8
- Automated Purchase Payments ............................................     8
- The Separate Account ...................................................     9
- Variable investment options ............................................     9
- Fixed-rate option ......................................................    13
- Transfers ..............................................................    14
- Surrenders and partial withdrawals .....................................    15
- Managing your annuity ..................................................    17
- Dollar cost averaging programs .........................................    17
- Portfolio rebalancing ..................................................    18
- Payments ...............................................................    18

The annuity period .......................................................    19
- When annuity payments begin ............................................    19
- How your annuity payments are calculated ...............................    19
- Variable annuity payout options ........................................    20
- Fixed-rate annuity payout options ......................................    23

Other contract features ..................................................    24
- Death benefits .........................................................    24
- Contract anniversary enhanced death benefit ............................    26
- Earnings Benefit Rider .................................................    26
- Living Benefit Rider (referred to as "Decade") .........................    29

Financial information ....................................................    32
- How we calculate accumulation unit values ..............................    32
- Contract costs and expenses ............................................    33
- Federal tax matters ....................................................    35
- Performance results ....................................................    41

Your rights and responsibilities .........................................    44
- Telephonic and electronic services .....................................    44
- Voting rights ..........................................................    45
- Your right to cancel the contract ......................................    45
- Distribution of the contract ...........................................    46

Other information ........................................................    47
- Legal proceedings ......................................................    47
- Where to get more information ..........................................    47

Special terms used in this prospectus ....................................    48

Appendix A - Summary Financial Information ...............................    49

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SUMMARY
WHAT IS A VARIABLE ANNUITY CONTRACT?
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A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That's why this product is called a variable annuity.

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HOW A VARIABLE ANNUITY WORKS


During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options and the fixed-rate option in the same ratio as the applicable net premium payment.

When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses. When you allocate your net premium payments or investment credits to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 42 investment divisions, corresponding to 42 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.


--------------------------------------------------------------------------------

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

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THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on amounts included in your income. You may select one or a combination of four annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis. They're described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with investment credits or other premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.


                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment option V-4, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Variable annuity payout options.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade(SM), the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

EXPENSES

The following are expenses that you will incur as a contract owner:


o Operating expenses for mutual funds comprising the variable investment options Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.34% to 1.91%. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges
      1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

o     Administrative expenses
      0.20% annually of the net asset value of your variable investment options.

o     Contract fee
      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges
      A charge of up to 3% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first contract year.

o     Enhanced death benefit expense
      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Living benefit rider expense
      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Annuity taxes
      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Partial withdrawal charge
      During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

o     Earnings Benefit expense
      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

Please see Financial information: Contract costs and expenses.

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Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

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DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Appendix A: Summary financial information for more information about Separate Account F and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


------------
2 PROSPECTUS                                                            SUMMARY
------------

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EXPENSE TABLES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

CONTRACT OWNER TRANSACTION EXPENSES

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Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge                           3% declining annually
                                                                    see Note (1)
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Transfer Fee:                                                    Currently, none
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                                              (may charge $25 for each transfer)
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Partial Withdrawal Charge:                        Lesser of $25 or 2% of partial
                                                  withdrawal amount see Note (2)
--------------------------------------------------------------------------------

Notes:

(1) The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first contract year. The maximum contingent deferred sales charge will be equal to 3% of the lesser of (i) the total of all premium payments made during the first contract year; or (ii) the amount withdrawn or surrendered. During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of:
(i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first contract year that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first contract year, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

                                                                      Contingent
                                                           deferred sales charge
Number of contract years completed                                    percentage
--------------------------------------------------------------------------------
0                                                                             3%
--------------------------------------------------------------------------------
1                                                                             2%
--------------------------------------------------------------------------------
2                                                                             1%
--------------------------------------------------------------------------------
3                                                                             1%
--------------------------------------------------------------------------------
4+                                                                            0%
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(2) The partial withdrawal charge applies to partial withdrawals during the annuity period in excess of one per quarter.



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 3
                                                                    ------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

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Annual Contract Fee:                                                     $35.00*
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* The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)
7yrEDB = Seven Year Enhanced Death Benefit                                                       LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                                             EB = Earnings Benefit

                                                              Contracts                  Contracts    Contracts
                                      Contracts                    with     Contracts     with any     with any      Contracts
                                        with no   Contracts      7yrEDB          with       one of       two of           with
                                          rider        with      and LB       7yrEDB,       CAEDB,       CAEDB,         CAEDB,
                                       benefits      7yrEDB       or EB     LB and EB     LB or EB    LB and EB      LB and EB
------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
  o years 0-7                             1.55%       1.55%       1.55%         1.55%        1.55%        1.55%          1.55%
  o years 8 and beyond                    1.00%       1.00%       1.00%         1.00%        1.00%        1.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
Administrative Charge                     0.20%       0.20%       0.20%         0.20%        0.20%        0.20%          0.20%
------------------------------------------------------------------------------------------------------------------------------
Charges for Additional Riders
7 year Enhanced Death
  Benefit (7yrEDB)                        0.00%       0.20%       0.20%         0.20%        0.00%        0.00%          0.00%
Contract anniversary enhanced  }
  death benefit (CAEDB)        }
Living Benefit (LB)            }
Earnings Benefit (EB)          }          0.00%       0.00%       0.25%         0.50%        0.25%        0.50%          0.75%
------------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate Account Fees      0.20%       0.40%       0.65%         0.90%        0.45%        0.70%          0.95%
------------------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses
  o years 0-7                             1.75%       1.95%       2.20%         2.45%        2.00%        2.25%          2.50%
  o years 8 and beyond                    1.20%       1.40%       1.65%         1.90%        1.45%        1.70%          1.95%
------------------------------------------------------------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                                Minimum      Maximum
  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**             0.34%        1.91%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

** "Total Annual Underlying Mutual Fund Operating Expenses" are based, in part, on estimated amounts for the current fiscal year.



------------
4 PROSPECTUS                                                       EXPENSE TABLE
------------

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $798          (a) $1,594            (a) $2,481        (a) $4,929
     (b) $633          (b) $1,115            (b) $1,706        (b) $3,503

Chart 2. Chart 2 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $498          (a) $1,494            (a) $2,481        (a) $4,929
     (b) $333          (b) $1,015            (b) $1,706        (b) $3,503

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $719          (a) $1,367            (a) $1,947        (a) $3,287
     (b) $554          (b) $  880            (b) $1,316        (b) $2,736

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $419          (a) $1,276            (a) $1,947        (a) $3,287
     (b) $254          (b) $  780            (b) $1,316        (b) $2,736



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 5
                                                                    ------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE &
ANNUITY COMPANY, INC.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $8.9 billion as of December 31, 2002. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2002, Guardian Life had total assets (GAAP basis) in excess of $34.1 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


--------------------------------------------------------------------------------


------------
6 PROSPECTUS                                                       EXPENSE TABLE
------------

--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 7
                                                                    ------------

--------------------------------------------------------------------------------
THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Accumulation units
--------------------------------------------------------------------------------
The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.


We use net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options or the fixed-rate option. Investment credits are applied pro-rata to the variable investment options or the fixed-rate option in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.


AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has 42 investment divisions, corresponding to the 42 Funds available to you. The performance of each division is based on the Fund in which it invests.



------------
8 PROSPECTUS                                                 ACCUMULATION PERIOD
------------

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.


Variable investment options
--------------------------------------------------------------------------------
You may choose to invest in a maximum of 20 of the 42 variable investment options at any time.


VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 42 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                                    ------------
ACCUMULATION PERIOD                                                 PROSPECTUS 9
                                                                    ------------

Variable investment options

Fund                                       Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    Long-term growth of capital                     U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund             Seeks to match the investment performance       Common stocks of companies in the S&P
                                           of the Standard & Poor's 500 Composite          Index, which emphasizes large U.S.
                                           Stock Price Index (the "S&P Index")             companies
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Asset Allocation Fund      Long-term total investment return               Shares of The Guardian VC 500 Index Fund,
                                           consistent with moderate investment risk        The Guardian Stock Fund, The Guardian
                                                                                           Bond Fund, and The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund       Current income; capital appreciation is         Corporate bonds and other debt
                                           a secondary objective                           securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap              Seeks to maximize total return, consisting      Normally, at least 80% of the value of
Value Fund                                 of capital appreciation and current             the Fund's net assets is invested in
                                           income                                          equity securities issued by companies
                                                                                           with large market capitalization at the
                                                                                           time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund   Seeks to maximize total return, consisting      Normally, at least 80% of the value of
                                           of capital appreciation and current             the Fund's net assets is invested in
                                           income                                          equity securities issued by companies
                                                                                           with small market capitalization at the
                                                                                           time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     Maximum income without undue risk of            Investment grade debt obligations
                                           principal; capital appreciation as a
                                           secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     High level of current income consistent         Money market instruments
                                           with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund         Long-term capital appreciation                  Common stocks and convertible
                                                                                           securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      Long-term capital appreciation                  Common stocks and convertible
                                                                                           securities of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          Long-term growth of capital                     U.S. common stocks of companies with
                                                                                           small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund            Long-term growth of capital                     Common stocks, convertible bonds,
(Series I)                                                                                 convertible preferred stocks and warrants
                                                                                           of small and medium sized companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                       Growth of capital                               Seasoned and better capitalized companies
(Series I)                                                                                 considered to have strong earnings
                                                                                           momentum. May also invest in foreign
                                                                                           securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund        Achieve a high level of current income          Debt securities issued, guaranteed or
(Series I)                                 consistent with reasonable concern for          otherwise backed by the U.S. government
                                           safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)    Long-term growth of capital. Income as a        Equity securities judged to be
                                           secondary objective                             undervalued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap            Long-term capital appreciation                  Equity securities of companies of any
Portfolio                                                                                  size which demonstrate promising growth
                                                                                           potential
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income          Reasonable current income and reasonable        Dividend-paying common stocks of good
Portfolio                                  opportunity for appreciation                    quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth           Growth of capital by pursuing aggressive        Equity securities of a limited number of
Portfolio                                  investment policies                             large, carefully selected, high-quality
                                                                                           U.S. companies that are judged likely to
                                                                                           achieve superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology               Growth of capital, and only incidentally        Securities of companies that use
Portfolio                                  for current income                              technology extensively in the development
                                                                                           of new or improved products or processes
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio          Long-term growth of capital                     Diversified portfolio of equity
                                                                                           securities
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                Capital growth                                  Common stocks of U.S. and foreign
Appreciation Fund (Class 1)                                                                companies
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio            Income and growth of capital                    Balance between stocks, bonds and other
                                                                                           debt securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio        Long-term capital appreciation                  U.S. and foreign common stocks of
                                                                                           companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------



-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                       Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       Reasonable income; also considers               Income-producing equity securities
                                           potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio              Capital appreciation                            Common stocks believed to have
                                                                                           above-average growth potential
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio             Long-term growth of capital                     Common stocks with medium market
                                                                                           capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio       Long-term growth of capital                     Equity securities of medium-sized
(formerly Janus Aspen Aggressive                                                           companies; non-diversified
Growth Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation           Long-term growth of capital                     Equity securities of companies of any
Portfolio                                                                                  size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio      Maximum total return consistent                 Income producing securities such as
                                           with preservation of capital                    corporate bonds and notes, government
                                                                                           securities and preferred stock
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income              Long-term capital growth                        Equity securities selected primarily for
Portfolio                                  and current income                              their growth potential
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth               Long-term growth of capital in a manner         Common stocks of foreign and U.S.
Portfolio                                  consistent with preservation of capital         issuers; usually invests in at least five
                                                                                           countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------

Jennison Portfolio (Class II Shares)       Long-term growth of capital                     Equity securities of major, established
                                                                                           corporations believed to have above
                                                                                           average growth prospects

------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                 Long-term growth of capital                     Common stocks of emerging growth
                                                                                           companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                 Long-term growth of capital with a secondary    Equity securities issued by U.S. and
                                           objective to seek reasonable current income     foreign companies
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                   To seek capital appreciation                    Equity securities of companies that offer
                                                                                           superior prospects for growth, both U.S.
                                                                                           and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series                Income and capital appreciation                 U.S. and foreign government securities,
                                                                                           corporate bonds and mortgage-backed
                                                                                           and asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series           Capital appreciation                            Common stocks and related securities
                                                                                           such as preferred stocks, convertible
                                                                                           securities and depositary receipts for
                                                                                           these securities
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           Long-term capital growth                        At least 65% of its total assets in the
                                                                                           equity securities of companies that are
                                                                                           located anywhere in the world, including
                                                                                           those in the U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------

Value Line Centurion Fund                  Long-term growth of capital                     U.S. common stocks with selections based
                                                                                           on the Value Line Timeliness(TM)
                                                                                           Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                 High total investment return                    U.S. common stocks with selections based
Management Trust                           consistent with reasonable risk                 on the Value Line Ranking Systems, bonds
                                                                                           and money market instruments
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust           Seeks to provide investors with high            Debt securities issued by or guaranteed
Government Portfolio                       current return consistent with preservation     by the U.S. government, its agencies or
                                           of capital                                      its instrumentalities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust           Long-term growth of capital and income          Income-producing equity securities,
Growth and Income Portfolio                                                                including common stocks and convertible
                                                                                           securities, although investments are also
                                                                                           made in non-convertible preferred stocks
                                                                                           and debt securities
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis. The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Management LLC, American Century, Fidelity Management & Research Company, Prudential Investments LLC, Alliance Capital Management LLC, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.

The Funds' investment advisers and their principal business addresses are shown in the table below.


Before investing
--------------------------------------------------------------------------------
Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

                                                        Investment adviser
Fund                                                    and principal business address
------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                 Guardian Investor Services LLC
The Guardian Small Cap Stock Fund                       7 Hanover Square
The Guardian Bond Fund                                  New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
------------------------------------------------------------------------------------------------------

The Guardian UBS VC Large Cap Value Fund                Guardian Investor Services LLC (Adviser)
The Guardian UBS VC Small Cap Value Fund                7 Hanover Square
                                                        New York, New York 10004
                                                        UBS Global Asset Management
                                                        (Americas) Inc. (Sub-adviser)
                                                        One North Wacker Drive
                                                        Chicago, Illinois 60606

------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                      Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund                   Baillie Gifford Overseas Limited (Sub-adviser)
                                                        1 Rutland Court
                                                        Edinburgh, Scotland  EH3 8EY
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Fred Alger Management, Inc.
                                                        111 Fifth Avenue
                                                        New York, New York  10003
------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund (Series 1)           A I M Advisors, Inc.
AIM V.I. Growth Fund (Series 1)                         11 Greenway Plaza - Suite 100
AIM V.I. Government Securities Fund (Series 1)          Houston, Texas  77046-1173
AIM V.I. Value Fund (Series 1)
------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio             Alliance Capital Management LP
AllianceBernstein Premier Growth Portfolio              1345 Avenue of the Americas
AllianceBernstein Technology Portfolio                  New York, New York 10105
AllianceBernstein Value Portfolio

------------------------------------------------------------------------------------------------------
American Century VP Capital                             American Century Investment Management, Inc.
  Appreciation Fund                                     4500 Main Street
                                                        Kansas City, Missouri 64111
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                       Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio                    500 Salem Street
Fidelity VIP Growth Portfolio                           Mail Zone 053N
Fidelity VIP Balanced Portfolio                         Smithfield, Rhode Island 02917

Fidelity VIP Mid Cap Portfolio

------------------------------------------------------------------------------------------------------


-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

                                                        Investment adviser
Fund                                                    and principal business address
------------------------------------------------------------------------------------------------------

Janus Aspen Midcap Growth Portfolio                     Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio              100 Fillmore Street
Janus Aspen Flexible Income Portfolio                   Denver, Colorado  80206-4928
Janus Aspen Growth and Income Portfolio
Janus Aspen Worldwide Growth Portfolio
------------------------------------------------------------------------------------------------------
Jennison Portfolio                                      Prudential Investments LLC

                                                        100 Mulberry Street
                                                        Gateway Center 3
                                                        Newark, New Jersey 07102
------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                              MFS Investment Management(R)
MFS Emerging Growth Series                              500 Boylston Street
MFS New Discovery Series                                Boston, Massachusetts 02116
MFS Global Governments Series
MFS Capital Opportunities Series
------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                        Templeton Global Advisers Limited

                                                        Lyford Cay
                                                        Nassau, Bahamas
------------------------------------------------------------------------------------------------------

Value Line Centurion Fund                               Value Line, Inc.

Value Line Strategic Asset Management Trust             220 East 42nd Street
                                                        New York, New York  10017
------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust                        Van Kampen Asset Management Inc.
Government Portfolio                                    1 Parkview Plaza
Van Kampen Life Investment Trust                        Oakbrook Terrace, Illinois 60181
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------



FIXED-RATE OPTION

For a period of time in early 2003, contract owners who purchased a new contract were eligible to allocate money to the fixed-rate option. Those contract owners who currently own a contract with the fixed-rate option endorsement may make additional deposits and may also make transfers from the variable investment options to the fixed-rate option. These additional deposits and transfers are limited to a maximum of $10,000 per contract year. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts. If you own a contract with the fixed-rate option endorsement, the following information applies to your contract.

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, limit the number of transactions or otherwise restrict transaction privileges.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. (This minimum annual rate will be either 3% or 1.5% depending on the insurance laws in your state.) You can allocate all of your net premium payments to this option, subject to the conditions stated above, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.



                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.


Transfers
--------------------------------------------------------------------------------
You can transfer money between variable investment options both before and after the date annuity payments begin.

TRANSFERS


You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:


o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      -- 50% of the amount in the fixed-rate option on the applicable contract anniversary date, or

      -- the amount equal to the largest previous transfer out of the fixed-rate option for your contract.


-------------
14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

      o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. Restrictions may be imposed without prior notice and may include without limitation:

o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.


Surrenders and partial withdrawals
--------------------------------------------------------------------------------
Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.


SURRENDERS AND PARTIAL WITHDRAWALS


During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable annuity payout options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------
deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.


--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

o On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first contract year; or

o 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw first year premium payments, which are subject to a deferred sales charge. Premium payments made in the second contract year and later will not be subject to a deferred sales charge upon withdrawal.


Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.



-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------


We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.


If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.


You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option, See Transfers for limitations on such transfers.


Programs to build your annuity
--------------------------------------------------------------------------------
You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

DOLLAR COST AVERAGING PROGRAMS


You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 24 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.



                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------

PORTFOLIO REBALANCING

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------
PAYMENTS

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


-------------
18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose and,

o if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4 or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 19
                                                                   -------------

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Variable annuity
payout options
--------------------------------------------------------------------------------
o OPTION V-1
  Life Annuity without Guaranteed Period

o OPTION V-2
  Life Annuity with 10-Year Guaranteed Period

o OPTION V-3
  Joint and Survivor Annuity

o OPTION V-4
  Variable Annuity Payments to Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


-------------
20 PROSPECTUS                                                     ANNUITY PERIOD
-------------

OPTION V-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD

We make payments once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment, if the annuitant dies before the date of the second payment.

OPTION V-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD

We make payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION V-3 - JOINT AND SURVIVOR ANNUITY

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 - VARIABLE ANNUITY PAYMENTS TO AGE 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 21
                                                                   -------------

The following conditions apply to partial withdrawals:

o     The payee may not withdraw less than $500,

o One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)   is the deferred sales charge that was waived;

(b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.


-------------
22 PROSPECTUS                                                     ANNUITY PERIOD
-------------

Fixed-rate annuity payout options
--------------------------------------------------------------------------------
o OPTION F-1
  Life Annuity without Guaranteed Period

o OPTION F-2
  Life Annuity with 10-Year Guaranteed Period

o OPTION F-3
  Joint and Survivor Annuity

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD

We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD

We make fixed payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - JOINT AND SURVIVOR ANNUITY

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

Death benefits
--------------------------------------------------------------------------------
If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit if the annuitant dies before age 85 is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of the contract as of the reset date immediately preceding the annuitant's date of death, plus any net premiums paid after that date, less the amount of any partial withdrawals after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on).

For annuitants aged 80 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of death in good order, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.


-------------
24 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner's death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner's death.

If an owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 25
                                                                   -------------

CONTRACT ANNIVERSARY
ENHANCED DEATH BENEFIT

When you buy your contract, you can choose to buy an enhanced death benefit. The enhanced death benefit rider is only available if the annuitants are under age
75. If a death benefit is payable and this option is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

The enhanced death benefit is available only in states where it has been approved.

This rider has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

The enhanced death benefit is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this benefit at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate this benefit on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options

The earnings benefit rider may in certain circumstances increase the death benefit, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.


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26 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

You should evaluate the following when considering electing this benefit:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise, we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the ower or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of your earnings upon the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of the adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of the adjusted premiums.

Your spouse may continue the contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is age 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any other riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 27
                                                                   -------------

Upon the death of your surviving spouse before the annuity commencement date, the earnings benfit proceeds must be distributed to the beneficiaries named by your spouse or allocated to he contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benfit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit, plus any earnings benefit), adjusted by:

      o     adding any net premiums contributed to the contract after your death

      o proportional reductions for partial withdrawals (as explained below) taken from the contract after your death

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If you spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts. If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                Partial withdrawal amount (including any deferred
                        sales charges and annuity taxes)
           -----------------------------------------------------------
           The accumulation value of your contract prior to withdrawal


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28 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death, unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")


When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.


This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 29
                                                                   -------------

10% - The Guardian Cash Fund or The Fixed-Rate Option (if The Fixed-Rate
      Option was available at the time your contract was issued).

40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund, Van Kampen
      Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

40% - AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein
      Growth & Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Guardian Baillie Gifford International Fund, Guardian Stock Fund, Guardian VC 500 Index Fund, Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, Guardian UBS VC Large Cap Value Fund, Guardian UBS VC Small Cap Value Fund, Janus Aspen Flexible Income Portfolio, Janus Aspen Growth and Income Portfolio, MFS Strategic Income Series, MFS Investors Trust Series, Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% - AIM V.I. Aggressive Growth Fund, Alger American Leveraged Allcap
      Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, American Century VP Capital Appreciation, Guardian Baillie Gifford Emerging Markets Fund, Guardian Small Cap Stock Fund, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.

o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.


o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.


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30 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
                     ---------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 31
                                                                   -------------

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The value of your account
--------------------------------------------------------------------------------
To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES


When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulated fixed accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.


To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.

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32 PROSPECTUS                                              FINANCIAL INFORMATION
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

Cost and expenses
--------------------------------------------------------------------------------
No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

o     expenses of the Funds

o     mortality and expense risk charge

o     administrative expenses

o     contract fee;

and the following charges may apply:

o     enhanced death benefit expenses

o     living benefit rider expenses

o     earnings benefit rider expenses

o     contingent deferred sales charge

o     partial withdrawal charge.

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 33
                                                                   -------------

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Deferred sales charges
----------------------------------------
Number of contract              Deferred
years completed                    sales
                                  charge
                                     (%)
----------------------------------------
0                                      3
----------------------------------------
1                                      2
----------------------------------------
2                                      1
----------------------------------------
3                                      1
----------------------------------------
4+                                     0
----------------------------------------

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first contract year. This charge compensates us for expenses related to the sale of contracts.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 3% of the lesser of: (i) the total of all premium payments made within the first contract year; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first contract year; or
(ii) 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.

If you elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued we may waive surrender charges if you are confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if you are diagnosed to have a terminal illness at any time while the contract is in force.


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34 PROSPECTUS                                              FINANCIAL INFORMATION
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

Tax advice
--------------------------------------------------------------------------------
Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------

Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner's investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After the Annuity Commencement Date, under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the


-------------
36 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of annuity payments
--------------------------------------------------------------------------------
Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of qualified contracts

Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.


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38 PROSPECTUS                                              FINANCIAL INFORMATION
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

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty may be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000


o     for IRS levies, or


o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.


Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death or the employee's former spouse as an alternate payee


--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------


-------------
40 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

Our income taxes


At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 41
                                                                   -------------

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.


-------------
42 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.


These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.


Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 43
                                                                   -------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic deocument delivery program, you will receive financials reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


-------------
44 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.


The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.


Free-look period
--------------------------------------------------------------------------------
During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:


o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.


The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 45
                                                                   -------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60%. Trail commissions will continue after the annuity commencement date.

We reserve the right to pay any compensation permissable under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


-------------
46 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.

                                                                  --------------
OTHER INFORMATION                                                 PROSPECTUS  47
                                                                  --------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract's allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and allocation values.


-------------
48 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
APPENDIX A - SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account F, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2002. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account F which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 12, 2000. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time or there were no outstanding accumulation units.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------

                                                                                                   CONTRACT            CONTRACT
                                                                                                ANNIVERSARY         ANNIVERSARY
                                                                                                   ENHANCED      DEATH BENEFIT,
                                                                               LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                               ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                      DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END        BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)

-------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  2002     $  10.23      $  10.17      $  10.17             $ 10.12               $  9.90
                                        2001        10.28         10.25         10.25               10.22                    --
                                        2000        10.10         10.10         10.10               10.09                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 2002         4.85          4.83          4.83                4.80                  7.83
                                        2001         6.24          6.22          6.22                6.20                    --
                                        2000         8.09          8.08          8.08                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  2002        11.90         11.83         11.83               11.77                 10.65
                                        2001        11.06         11.03         11.03               11.00                    --
                                        2000        10.34         10.34         10.34               10.33                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       2002         6.28          6.25          6.24                6.21                  7.98
                                        2001         7.56          7.54            --                7.52                    --
                                        2000         8.35          8.35            --                8.34                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          2002         6.08          6.05          6.05                6.01                    --
                                        2001         7.98          7.95          7.95                7.93                    --
                                        2000         9.22          9.21            --                9.21                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation
  Fund                                  2002         6.85          6.81          6.81                6.77                    --
                                        2001         8.70          8.68          8.68                8.65                    --
                                        2000         9.74          9.73          9.73                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond
  Fund                                  2002         9.49          9.44          9.44                9.38                    --
                                        2001         9.54          9.51          9.51                9.48                    --
                                        2000         9.37          9.37            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      2002         5.91          5.88          5.88                5.85                    --
                                        2001         7.32          7.29          7.29                7.27                    --
                                        2000         9.35          9.35          9.35                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets
  Fund                                  2002         8.32          8.27          8.27                8.23                  7.85
                                        2001         9.04          9.01            --                8.99                    --
                                        2000         8.66          8.65            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               2002         5.22          5.19          5.19                5.16                    --
                                        2001         6.89          6.87          6.87                6.85                    --
                                        2000         8.39          8.38            --                8.38                    --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
  Management Trust                      2002         6.88          6.84          6.84                6.80                  8.77
                                        2001         8.00          7.98          7.98                7.95                    --
                                        2000         9.35          9.35          9.35                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund -
  Series I                              2002         4.72          4.70          4.70                4.67                    --
                                        2001         6.21          6.19          6.19                6.18                    --
                                        2000         8.55          8.55          8.55                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund - Series I                       2002        11.67         11.60         11.60               11.53                 10.66
                                        2001        10.83         10.80         10.80               10.77                    --
                                        2000        10.36         10.36         10.36               10.35                    --
-------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 49
                                                                   -------------

APPENDIX A

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                   CONTRACT            CONTRACT
                                                                                                ANNIVERSARY         ANNIVERSARY
                                                                                                   ENHANCED      DEATH BENEFIT,
                                                                               LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                               ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                      DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END        BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I         2002     $   3.46      $   3.44      $   3.44             $  3.42                    --
                                        2001         5.10          5.09          5.09                5.07                    --
                                        2000         7.85          7.85          7.85                7.84                    --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -
  Series I                              2002         5.37          5.34          5.34                5.31                    --
                                        2001         7.84          7.82          7.82                7.79                    --
                                        2000         9.13          9.12          9.12                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio - Class O Shares            2002         4.28          4.26          4.26                4.23                  6.99
                                        2001         6.59          6.57          6.57                6.55                    --
                                        2000         7.98          7.98            --                7.97                    --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income
  Portfolio - Class B                   2002         7.96(2)       7.95(2)       7.94(2)             7.93(2)                 --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
  Portfolio - Class B                   2002         7.88(2)       7.87(2)         --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology
  Portfolio - Class B                   2002         6.77(2)       6.76(2)       6.76(2)               --                    --
-------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Value
  Portfolio - Class B                   2002         8.47(2)       8.45(2)       8.46(2)             8.44(2)               8.42(2)

-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund - Class 1 Shares    2002         4.65          4.62          4.62                4.60                  7.74
                                        2001         6.01          5.99          5.99                5.97                    --
                                        2000         8.50          8.49            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio
  Service Class 2                       2002         8.25          8.21          8.21                8.16                    --
                                        2001         9.22          9.19          9.19                9.16                    --
                                        2000         9.56          9.56            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund
  Portfolio - Service Class 2           2002         7.19          7.15          7.15                7.11                  8.72
                                        2001         8.10          8.07          8.07                8.05                    --
                                        2000         9.42          9.41          9.41                9.40                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income              2002         7.80          7.75          7.75                7.71                  7.96
  Portfolio - Service Class 2           2001         9.58          9.55          9.55                9.52                    --
                                        2000        10.29         10.28            --               10.27                    --
-------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio -         2002         4.87          4.84          4.84                4.81                  7.11
  Service Class 2                       2001         7.10          7.08          7.08                7.06                    --
                                        2000         8.80          8.80          8.80                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -
  Service Class 2                       2002         8.62(2)       8.60(2)       8.60(2)             8.59(2)                 --

-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund - Class 2                        2002         7.93(2)       7.91(2)       7.91(2)               --                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen  Mid Cap Growth
  Portfolio (formerly Janus Aspen       2002         2.99          2.97          2.97                2.96                    --
  Aggressive Growth Portfolio) -        2001         4.23          4.22          4.22                4.21                    --
  Service Shares                        2000         7.13          7.13          7.13                7.12                    --
-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Capital Appreciation        2002         5.31          5.28          5.28                5.25                    --
  Portfolio - Service Shares            2001         6.43          6.41          6.41                6.39                    --
                                        2000         8.37          8.36            --                  --                    --

-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income             2002        11.74         11.68         11.67               11.61                 10.80
  Portfolio - Service Shares            2001        10.85         10.82         10.82               10.78                    --
                                        2000        10.27         10.27            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income           2002         5.86          5.83          5.83                5.80                    --
  Portfolio - Service Shares            2001         7.63          7.61          7.61                7.58                    --
                                        2000         8.99          8.98          8.98                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth            2002         4.77          4.75          4.75                4.72                    --
  Portfolio - Service Shares            2001         6.54          6.52          6.52                6.50                    --
                                        2000         8.60          8.60          8.60                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities               2002         4.59          4.57          4.57                4.54                    --
  Series - Service Class                2001         6.66          6.64          6.64                6.62                    --
                                        2000         8.89          8.88            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------


-------------
50 PROSPECTUS                                                           APPENDIX
-------------

APPENDIX A



                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                   CONTRACT            CONTRACT
                                                                                                ANNIVERSARY         ANNIVERSARY
                                                                                                   ENHANCED      DEATH BENEFIT,
                                                                               LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                               ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                      DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END        BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -            2002     $   3.55      $   3.53      $   3.53             $  3.51               $    --
  Service Class                         2001         5.46          5.44          5.44                5.43                    --
                                        2000         8.37          8.37            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -            2002         6.22          6.18          6.18                6.15                  7.85
  Service Class                         2001         8.02          8.00          8.00                7.97                    --
                                        2000         9.73          9.73            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -              2002         5.84          5.80          5.80                5.77                    --
  Service Class                         2001         8.71          8.68          8.68                8.65                    --
                                        2000         9.35          9.35          9.35                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series -           2002        11.33         11.27         11.26               11.20                    --
  Service Class                         2001        10.66         10.62         10.62                  --                    --
                                        2000        10.37            --            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio - Class II           2002         4.51          4.49          4.49                4.46                    --
                                        2001         6.67          6.65          6.65                6.63                    --
                                        2000         8.34          8.34            --                8.33                    --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio -
  Class II                              2002         8.20(2)       8.19(2)       8.19(2)             8.18(2)                 --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio - Class II       2002        10.58(2)      10.57(2)      10.56(2)            10.55(2)                 --

1. The Earnings Benefit Rider became available under this contract commencing April 15, 2002.

2.    Commencing May 1, 2002

Number of accumulation units outstanding at the end of the indicated period:

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                  CONTRACT            CONTRACT
                                                                                               ANNIVERSARY         ANNIVERSARY
                                                                                                  ENHANCED      DEATH BENEFIT,
                                                                              LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                              ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                     DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END       BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  2002   3,565,569       393,851        39,845                25,722               1,076
                                        2001   2,319,918       420,854        33,195                13,583                  --
                                        2000     340,712       153,008         5,959                 3,726                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 2002   1,310,521       450,248        31,601                16,439               1,185
                                        2001     954,095       439,893        25,582                 9,368                  --
                                        2000     408,596       232,031        12,026                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  2002   1,057,872       307,689        98,348                37,160               3,761
                                        2001     557,110       187,947        88,467                31,792                  --
                                        2000      31,026        25,252        15,057                 7,437                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       2002     281,326       130,361         3,196                35,096                 626
                                        2001     136,074        56,781            --                 2,717                  --
                                        2000     150,297        10,817            --                 1,773                  --
-------------------------------------------------------------------------------------------------------------------------------

The Guardian VC 500 Index Fund          2002     444,538       169,906        23,087                20,609                  --
                                        2001     310,994        99,188        15,254                10,471                  --
                                        2000      20,902        30,348            --                   333                  --

-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation        2002     157,950       109,589         7,484                 6,415                  --
  Fund                                  2001     133,129       125,096         5,439                 5,289                  --
                                        2000      26,142        59,732         2,226                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond         2002     272,713        43,097         3,273                 1,539                  --
  Fund                                  2001      40,009         8,207         1,858                    22                  --
                                        2000     108,667           855            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 51
                                                                   -------------

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                  CONTRACT            CONTRACT
                                                                                               ANNIVERSARY         ANNIVERSARY
                                                                                                  ENHANCED      DEATH BENEFIT,
                                                                              LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                              ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                     DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END       BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      2002     153,611        71,326         1,434                 6,366                  --
                                        2001      66,026        31,140           550                     8                  --
                                        2000     102,369        14,251           228                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets        2002      92,064        23,496         1,218                 1,498                 545
  Fund                                  2001      22,937         6,622            --                     8                  --
                                        2000         898         1,558            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               2002     195,742        69,593         3,069                 5,832                  --
                                        2001     109,752        35,984         2,814                 5,768                  --
                                        2000      21,898        13,673            --                 3,496                  --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset              2002     781,005       288,048        49,427                17,676                 189
  Management Trust                      2001     587,990       271,743        40,037                11,010                  --
                                        2000     138,189        67,771         6,498                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth              2002     176,810        43,451         4,628                 2,518                  --
  Fund - Series I                       2001     141,527        33,172         3,346                   912                  --
                                        2000      58,870        17,007         1,075                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities          2002     472,407       123,259        37,902                18,647                 320
  Fund - Series I                       2001     192,339        36,103        35,164                18,454                  --
                                        2000      19,443         2,307         8,455                 7,416                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I         2002     132,724        76,292         5,927                29,418                  --
                                        2001     118,449        58,363         4,806                11,511                  --
                                        2000      28,739        18,243           845                 4,054                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                 2002     431,690       143,797        15,602                 3,091                  --
  Fund - Series I                       2001     318,967       152,063        16,772                 1,837                  --
                                        2000      39,797        55,892           519                    --                  --
-------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap         2002     270,058        77,979         5,993                 2,283                  67
  Portfolio - Class O Shares            2001     124,879        54,243         3,469                 3,328                  --
                                        2000      21,435        14,083            --                 1,812                  --

-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income
  Portfolio - Class B                   2002      20,302(2)     24,871(2)        311(2)             19,572(2)               --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
  Portfolio - Class B                   2002       5,757(2)        841(2)         --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology
  Portfolio - Class B                   2002      14,651(2)      4,152(2)         49(2)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value
  Portfolio - Class B                   2002      32,363(2)      7,750(2)        889(2)              5,574(2)            1,021(2)
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund - Class 1 Shares    2002     121,885        47,556         8,454                 4,372                  65
                                        2001      84,699        50,730         8,535                 3,778                  --
                                        2000      10,955        33,061            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio -
  Service Class 2                       2002     277,402        75,916         3,547                 1,748                  --
                                        2001     174,176        57,794         3,639                   118                  --
                                        2000      19,736         2,076            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio -     2002     463,856       186,750        41,569                 7,317               1,017
  Service Class 2                       2001     259,861       109,211        24,771                 5,946                  --
                                        2000      86,819        34,239         3,387                 1,727                  --

-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income              2002     694,772       190,046        29,430                 7,968                 207
  Portfolio - Service Class 2           2001     409,221        74,723        11,197                 2,928                  --
                                        2000      40,670         3,627            --                   298                  --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -
  Service Class 2                       2002     334,810       110,847        13,793                 6,204                 225
                                        2001     185,722        43,721         2,680                 2,683                  --
                                        2000      20,581        23,212           791                    --                  --
-------------------------------------------------------------------------------------------------------------------------------


-------------
52 PROSPECTUS                                                           APPENDIX
-------------

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                  CONTRACT            CONTRACT
                                                                                               ANNIVERSARY         ANNIVERSARY
                                                                                                  ENHANCED      DEATH BENEFIT,
                                                                              LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                              ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                     DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END       BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -
  Service Class 2                       2002      47,159(2)     33,266(2)      4,392(2)             19,042(2)               --
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund - Class 2                        2002      34,823(2)      4,421(2)         71(2)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth              2002     241,494        83,522        14,556                 1,218                  --
  Portfolio (formerly Janus
  Aspen Aggressive Growth               2001     205,062        94,230        14,436                 2,707                  --
  Portfolio) - Service Shares           2000     335,810        60,379         2,958                   430                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation        2002     220,781       132,160         3,647                 3,251                  --
  Portfolio - Service Shares            2001     196,464       114,434           951                 1,290                  --
                                        2000      68,005        58,460            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income             2002     228,476        31,864         2,815                 1,164                  83
  Portfolio - Service Shares            2001     105,572        31,611         2,730                   117                  --
                                        2000       9,818         7,703            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income           2002     156,458        63,813         7,390                 5,688                  --
  Portfolio - Service Shares            2001     121,621        61,579         6,898                 2,956                  --
                                        2000      22,894        15,952           776                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth            2002     426,830       181,525        11,986                37,056                  --
  Portfolio - Service Shares            2001     415,064       165,584        11,213                 2,680                  --
                                        2000     342,876        50,804         2,411                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -      2002     189,461        85,654         6,045                 4,484                  --
  Service Class                         2001     160,662        58,351         4,118                 2,044                  --
                                        2000      19,346        21,767            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -            2002     202,288        71,560         4,913                 6,371                  --
  Service Class                         2001     166,921        82,603         6,293                 4,376                  --
                                        2000      69,400        15,882            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -            2002     242,975        49,097         4,976                11,878               1,081
  Service Class                         2001     135,458        38,587        10,659                 2,294                  --
                                        2000       8,291         5,227            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -              2002     253,219        67,619         8,150                 3,265                  --
  Service Class                         2001     150,658        62,059         5,981                   169                  --
                                        2000      25,431        20,543           587                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series -           2002      54,620         9,033         3,350                   794                  --
  Service Class                         2001      18,001         4,104         1,935                    --                  --
                                        2000         959            --            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio - Class II           2002     153,989        36,019         1,597                 2,815                  --
                                        2001     146,648        40,303         1,257                 7,589                  --
                                        2000      17,049         8,754            --                 5,743                  --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio -
  Class II                              2002      38,200(2)     15,345(2)      1,016(2)                177(2)               --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio - Class II       2002      89,327(2)     22,043(2)      4,374(2)              1,543(2)               --
-------------------------------------------------------------------------------------------------------------------------------

1. The Earnings Benefit Rider became available under this contract commencing April 15, 2002.
2.    Commencing May 1, 2002.


                                                                   -------------
APPENDIX                                                           PROSPECTUS 53
                                                                   -------------

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

Issued Through

THE GUARDIAN SEPARATE ACCOUNT F
OF THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account F (marketed under the name "The Guardian C+CSM Variable Annuity) dated May 1, 2003.

A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

         TABLE OF CONTENTS
                                                                       Page
                                                                       -----

         Services to the Separate Account ..........................    B-2

         Annuity Payments ..........................................    B-2

         Tax Status of the Contracts ...............................    B-3

         Performance Data ..........................................    B-4

         Valuation of Assets of the Separate Account ...............   B-11

         Transferability Restrictions ..............................   B-11

         Experts - Financial Statements ............................   B-11


EB-013692  5/02

                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account F (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2002, 2001 and 2000, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $39,993,217, $33,476,514 and $48,391,404, respectively.


ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

If a contract owner chooses a variable annuity payment, or a combination of variable and fixed payments, he or she may choose an assumed investment return on the variable annuity payments of either 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return. As discussed later, the assumed investment return chosen is compared to the actual returns of the variable investment options chosen to determine the amount of subsequent variable annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the variable accumulation unit value on the valuation date ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.


---
B-2               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return the contractowner selects under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return selected, the variable annuity payments will remain constant. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

PERFORMANCE DATA

We may show performance results for each of the Separate Account's Investment Divisions for various time periods. These results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. Moreover, certain performance information for each Investment Division will reflect the investment experience of its underlying Fund for periods prior to the commencement of operations of the Separate Account (September 12, 2000) if the Fund existed prior to such date. Performance information for periods predating the commencement of operations of the Separate Account will not reflect the effects of any investment credits. Such results will be calculated by applying all contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, several of the Funds will have been utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.


The Investment Divisions corresponding to The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund were added to the Separate Account as of February 4, 2003. For performance information about these Investment Divisions, you should refer to the Fund prospectuses. These prospectuses were provided with the prospectus for the contract.


Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                P(1 + T)^n = ERV

     Where: P   =  A hypothetical purchase of $1,000 from which no sales load is deducted.
            T   =  average annual total return.
            n   =  number of years.
            ERV =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and the surrender of the contract at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown -- standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.

The first section of each of the following tables was calculated using the standardized method prescribed by the Securities and Exchange Commission.

The second section of each of the following tables was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the contract continues through the end of each period.


---
B-4               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

                       TABLE I - STANDARDIZED PERFORMANCE


                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/02           Average Annual Total Return on 12/31/02
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate
                               Account                                   Ten Years (or                                 Ten Years (or
                             Commenced                                     Since Fund                                    Since Fund
Investment                  Operations                                     Inception,                                    Inception,
Division                 or, if later,      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Corresponding                   Fund's      3 Riders        3 Riders        3 Riders        3 Riders      3 Riders         3 Riders
To                        Availability         BC              BC              BC             BC             BC              BC

------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash             10/09/00        (4.30)           N/A            0.42          (1.35)           N/A            0.80
Fund                                          (3.58)           N/A            0.48          (0.60)           N/A            0.92

The Guardian Bond             10/09/00         3.65            N/A            6.57           6.65            N/A            6.93
Fund                                           4.47            N/A            7.56           7.47            N/A            7.97

The Guardian Stock            10/09/00       (25.23)           N/A          (27.46)        (22.91)           N/A          (27.13)
Fund                                         (24.66)           N/A          (26.91)        (22.33)           N/A          (26.58)

The Guardian Small            10/09/00       (20.13)           N/A          (18.22)        (17.66)           N/A          (17.85)
Cap Stock Fund                               (19.53)           N/A          (17.60)        (17.04)           N/A          (17.23)

The Guardian VC 500           10/09/00       (26.67)           N/A          (20.26)        (24.41)           N/A          (19.91)
Index Fund                                   (26.12)           N/A          (19.66)        (23.84)           N/A          (19.30)

The Guardian VC Asset         10/09/00       (24.28)           N/A          (16.53)        (21.94)           N/A          (16.15)
Allocation Fund                              (23.71)           N/A          (15.90)        (21.35)           N/A          (15.52)

The Guardian VC High          10/09/00        (4.26)           N/A           (3.57)         (1.31)           N/A           (3.13)
Yield Bond Fund                               (3.54)           N/A           (2.84)         (0.56)           N/A           (2.40)

Baillie Gifford               10/09/00       (22.22)           N/A          (20.77)        (19.82)           N/A          (20.41)
International Fund                           (21.63)           N/A          (20.17)        (19.21)           N/A          (19.81)

Baillie Gifford Emerging      10/09/00       (11.48)           N/A           (8.35)         (8.74)           N/A           (7.94)
Markets Fund                                 (10.81)           N/A           (7.66)         (8.05)           N/A           (7.24)

Value Line Centurion          10/09/00       (27.16)           N/A          (25.42)        (24.91)           N/A          (25.09)
Fund                                         (26.61)           N/A          (24.86)        (24.34)           N/A          (24.52)

Value Line Strategic          10/09/00       (17.33)           N/A          (15.97)        (14.77)           N/A          (15.60)
Asset Management Trust                       (16.71)           N/A          (15.34)        (14.13)           N/A          (14.96)

AIM VI Aggressive             10/09/00       (26.91)           N/A          (28.17)        (24.65)           N/A          (27.85)
Growth Fund                                  (26.36)           N/A          (27.63)        (24.08)           N/A          (27.30)

AIM VI Growth Fund            10/09/00       (34.75)           N/A          (37.83)        (32.74)           N/A          (37.54)
                                             (34.26)           N/A          (37.36)        (32.23)           N/A          (37.07)

AIM VI Government             10/09/00         3.76            N/A            5.73           6.76            N/A            6.09
Securities Fund                                4.59            N/A            6.59           7.59            N/A            7.00

AIM VI Premier Equity         10/09/00       (34.08)           N/A          (24.19)        (32.04)           N/A          (23.85)
Fund                                         (33.58)           N/A          (23.62)        (31.53)           N/A          (23.27)

American Century
VP Capital Appreciation       10/09/00       (25.52)           N/A          (28.72)        (23.22)           N/A          (28.39)
Fund                                         (24.96)           N/A          (28.18)        (22.64)           N/A          (27.85)

Alger American
Leveraged AllCap              10/09/00       (37.54)           N/A          (31.83)        (35.61)           N/A          (31.52)
Portfolio                                    (37.07)           N/A          (31.31)        (35.12)           N/A          (31.00)

                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---


                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/02           Average Annual Total Return on 12/31/02
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate
                               Account                                   Ten Years (or                                 Ten Years (or
                             Commenced                                     Since Fund                                    Since Fund
Investment                  Operations                                     Inception,                                    Inception,
Division                 or, if later,      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Corresponding                   Fund's      3 Riders        3 Riders        3 Riders        3 Riders      3 Riders         3 Riders
To                        Availability         BC              BC              BC             BC             BC              BC

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund       10/09/00       (14.57)           N/A          (13.97)        (11.93)           N/A          (13.58)
Portfolio                                    (13.92)           N/A          (13.32)        (11.26)           N/A          (12.93)

Fidelity VIP                  10/09/00       (21.70)           N/A          (11.10)        (19.28)           N/A          (10.69)
Equity-Income Portfolio                      (21.11)           N/A          (10.43)        (18.67)           N/A          (10.02)

Fidelity VIP Growth           10/09/00       (34.12)           N/A          (27.78)        (32.08)           N/A          (27.45)
Portfolio                                    (33.62)           N/A          (27.23)        (31.57)           N/A          (26.90)

Fidelity VIP Balanced         10/09/00       (13.93)           N/A           (8.86)        (11.27)           N/A           (8.45)
Portfolio                                    (13.28)           N/A           (8.17)        (10.60)           N/A           (7.76)

Fidelity VIP Mid Cap          05/01/02          N/A            N/A          (17.69)           N/A            N/A          (15.14)
Portfolio                                       N/A            N/A          (17.07)           N/A            N/A          (14.50)

Janus Aspen Mid Cap           10/09/00       (32.06)           N/A          (41.74)        (29.96)           N/A          (41.48)
Growth Portfolio                             (31.55)           N/A          (41.30)        (29.43)           N/A          (41.04)

Janus Aspen Capital           10/09/00       (20.55)           N/A          (24.52)        (18.09)           N/A          (24.18)
Appreciation Portfolio                       (19.95)           N/A          (23.95)        (17.47)           N/A          (23.61)

Janus Aspen Flexible          10/09/00         4.24            N/A            6.01           7.24            N/A            6.37
Income Portfolio                               5.14            N/A            6.91           8.14            N/A            7.32

Janus Aspen Growth            10/09/00       (26.06)           N/A          (21.61)        (23.78)           N/A          (21.26)
and Income Portfolio                         (25.50)           N/A          (21.02)        (23.20)           N/A          (20.66)

Janus Aspen Worldwide         10/09/00       (29.79)           N/A          (28.20)        (27.62)           N/A          (27.88)
Growth Portfolio                             (29.26)           N/A          (27.66)        (27.07)           N/A          (27.34)

MFS Emerging Growth           10/09/00       (37.48)           N/A          (37.34)        (35.55)           N/A          (37.07)
Series                                       (37.01)           N/A          (36.87)        (35.06)           N/A          (36.59)

MFS Investors Trust           10/09/00       (25.48)           N/A          (19.77)        (23.18)           N/A          (19.41)
Series                                       (24.92)           N/A          (19.16)        (22.60)           N/A          (18.80)

MFS New Discovery             10/09/00       (35.55)           N/A          (21.59)        (33.55)           N/A          (21.24)
Series                                       (35.06)           N/A          (21.00)        (33.05)           N/A          (20.64)

MFS Strategic Income          10/09/00         2.53            N/A            4.50           5.53            N/A            4.86
Series                                         3.21            N/A            5.17           6.21            N/A            5.59

MFS Capital                   10/09/00       (33.68)           N/A          (29.61)        (31.63)           N/A          (29.29)
Opportunities Series                         (33.18)           N/A          (29.08)        (31.11)           N/A          (28.76)

Jennison Portfolio            10/09/00       (34.95)           N/A          (29.73)        (32.94)           N/A          (29.41)
                                             (34.46)           N/A          (29.20)        (32.43)           N/A          (28.88)


---
B-6               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---


                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/02           Average Annual Total Return on 12/31/02
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate
                               Account                                   Ten Years (or                                 Ten Years (or
                             Commenced                                     Since Fund                                    Since Fund
Investment                  Operations                                     Inception,                                    Inception,
Division                 or, if later,      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Corresponding                   Fund's      3 Riders        3 Riders        3 Riders        3 Riders      3 Riders         3 Riders
To                        Availability         BC              BC              BC             BC             BC              BC

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value       05/01/02         N/A             N/A          (19.23)           N/A            N/A          (16.73)
Portfolio                                      N/A             N/A          (18.62)           N/A            N/A          (16.10)

AllianceBernstein
Growth & Income               05/01/02         N/A             N/A          (24.37)           N/A            N/A          (22.03)
Portfolio                                      N/A             N/A          (23.80)           N/A            N/A          (21.44)

AllianceBernstein
Premier Growth                05/01/02         N/A             N/A          (24.86)           N/A            N/A          (22.54)
Portfolio                                      N/A             N/A          (24.29)           N/A            N/A          (21.95)

AllianceBernstein             05/01/02         N/A             N/A          (34.96)           N/A            N/A          (32.95)
Technology Portfolio                           N/A             N/A          (34.47)           N/A            N/A          (32.44)

Van Kampen Life
Investment Trust              05/01/02         N/A             N/A            2.41            N/A            N/A            5.03
Government Portfolio                           N/A             N/A            2.78            N/A            N/A            5.78

Van Kampen Life
Investment Trust
Growth and Income             05/01/02         N/A             N/A          (21.73)           N/A            N/A          (19.31)
Portfolio                                      N/A             N/A          (21.14)           N/A            N/A          (18.70)

Templeton Growth
Securities Fund               05/01/02         N/A             N/A          (24.01)           N/A            N/A          (21.66)
                                               N/A             N/A          (23.44)           N/A            N/A          (21.07)


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-7
                                                                             ---

                    TABLE II - NON-STANDARDIZED PERFORMANCE


                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/02           Average Annual Total Return on 12/31/02
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                                                                         Ten Years (or                                 Ten Years (or
                                                                           Since Fund                                    Since Fund
Investment                                                                 Inception,                                    Inception,
Division                       Date of      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Corresponding                     Fund      3 Riders        3 Riders        3 Riders        3 Riders      3 Riders         3 Riders
To                           Inception         BC              BC              BC             BC             BC              BC

------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash             11/10/81        (4.30)          1.85             1.97          (1.35)         1.85             1.97
Fund                                          (3.58)          2.23             2.37          (0.60)         2.23             2.37

The Guardian Bond             05/01/83         3.65           4.22             4.17           6.65          4.22             4.17
Fund                                           4.47           5.09             5.03           7.47          5.09             5.03

The Guardian Stock            04/13/83       (25.23)         (6.89)            5.11         (22.91)        (6.89)            5.11
Fund                                         (24.66)         (6.19)            6.16         (22.33)        (6.19)            6.16

The Guardian Small            07/16/97       (20.13)         (3.40)           (1.02)        (17.66)        (3.40)           (1.02)
Cap Stock Fund                               (19.53)         (2.67)           (0.27)        (17.04)        (2.67)           (0.27)

The Guardian VC 500           09/13/99       (26.67)           N/A           (13.50)        (24.41)          N/A           (13.25)
Index Fund                                   (26.12)           N/A           (12.85)        (23.84)          N/A           (12.59)

The Guardian VC               09/13/99       (24.28)           N/A            (8.85)        (21.94)          N/A            (8.57)
Asset Allocation Fund                        (23.71)           N/A            (8.16)        (21.35)          N/A            (7.88)

The Guardian VC High          09/13/99        (4.26)           N/A            (2.47)         (1.31)          N/A            (2.17)
Yield Bond Fund                               (3.54)           N/A            (1.73)         (0.56)          N/A            (1.43)

Baillie Gifford               02/08/91       (22.22)         (4.96)            2.89         (19.82)        (4.96)            2.89
International Fund                           (21.63)         (4.24)            3.48         (19.21)        (4.24)            3.48

Baillie Gifford               10/17/94       (11.48)         (4.43)           (2.46)         (8.74)        (4.43)           (2.46)
Emerging Markets Fund                        (10.81)         (3.71)           (1.72)         (8.05)        (3.71)           (1.72)

Value Line Centurion          11/15/83       (27.16)         (4.12)           (5.74)        (24.91)        (4.12)           (5.74)
Fund                                         (26.61)         (3.40)           (5.03)        (24.34)        (3.40)           (5.03)

Value Line Strategic          10/01/87       (17.33)          1.93             5.39         (14.77)         1.93             5.39
Asset Management Trust                       (16.71)          2.33             6.49         (14.13)         2.33             6.49

AIM VI Aggressive             05/01/98       (26.91)           N/A            (6.13)        (24.65)          N/A            (6.13)
Growth Fund                                  (26.36)           N/A            (5.42)        (24.08)          N/A            (5.42)

AIM VI Growth Fund            05/05/93       (34.75)        (10.39)            1.59         (32.74)       (10.39)            1.59
                                             (34.26)         (9.71)            1.91         (32.23)        (9.71)            1.91

AIM VI Government             05/05/93         3.76           3.72             3.30           6.76          3.72             3.30
Securities Fund                                4.59           4.48             3.97           7.59          4.48             3.97

AIM VI Premier Equity         05/05/93       (34.08)         (4.70)            4.87         (32.04)        (4.70)            4.87
Fund                                         (33.58)         (3.98)            5.87         (31.53)        (3.98)            5.87

American Century VP
Capital Appreciation          11/20/87       (25.52)         (2.67)            0.76         (23.22)        (2.67)            0.76
Fund                                         (24.96)         (1.93)            0.91         (22.64)        (1.93)            0.91

Alger American
Leveraged AllCap              01/25/95       (37.54)          1.14             9.54         (35.61)         1.14             9.54
Portfolio                                    (37.07)          1.37            11.49         (35.12)         1.37            11.49


---
B-8               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---


                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/02           Average Annual Total Return on 12/31/02
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                                                                         Ten Years (or                                 Ten Years (or
                                                                           Since Fund                                    Since Fund
Investment                                                                 Inception,                                    Inception,
Division                       Date of      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Corresponding                     Fund      3 Riders        3 Riders        3 Riders        3 Riders      3 Riders         3 Riders
To                           Inception         BC              BC              BC             BC             BC              BC

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund       01/03/95       (14.57)          1.35             8.37         (11.93)         1.35             8.37
Portfolio                                    (13.92)          1.63            10.09         (11.26)         1.63            10.09

Fidelity VIP Equity-          10/09/86       (21.70)         (2.45)            6.37         (19.28)        (2.45)            6.37
Income Portfolio                             (21.11)         (1.71)            7.68         (18.67)        (1.71)            7.68

Fidelity VIP Growth           10/09/86       (34.12)         (3.10)            5.27         (32.08)        (3.10)            5.27
Portfolio                                    (33.62)         (2.37)            6.35         (31.57)        (2.37)            6.35

Fidelity VIP Balanced         01/03/95       (13.93)         (1.70)            3.42         (11.27)        (1.70)            3.42
Portfolio                                    (13.28)         (0.96)            4.12         (10.60)        (0.96)            4.12

Fidelity VIP Mid Cap          12/28/98       (14.96)           N/A            11.06         (12.33)          N/A            11.06
Portfolio                                    (14.32)           N/A            13.33         (11.67)          N/A            13.33

Janus Aspen Mid Cap           09/13/93       (32.06)         (4.84)            4.25         (29.96)        (4.84)            4.25
Growth Portfolio                             (31.55)         (4.12)            5.12         (29.43)        (4.12)            5.12

Janus Aspen Capital           05/01/97       (20.55)          4.15             7.14         (18.09)         4.15             7.14
Appreciation Portfolio                       (19.95)          5.00             8.60         (17.47)         5.00             8.60

Janus Aspen Flexible          09/13/93         4.24           4.03             5.24           7.24          4.03             5.24
Income Portfolio                               5.14           4.86             6.31           8.14          4.86             6.31

Janus Aspen Growth            05/01/98       (26.06)           N/A             1.73         (23.78)          N/A             1.73
and Income Portfolio                         (25.50)           N/A             2.08         (23.20)          N/A             2.08

Janus Aspen Worldwide         09/13/93       (29.79)         (2.21)            6.81         (27.62)        (2.21)            6.81
Growth Portfolio                             (29.26)         (1.47)            8.21         (27.07)        (1.47)            8.21

MFS Emerging Growth           07/24/95       (37.48)         (5.98)            2.27         (35.55)        (5.98)            2.27
Series                                       (51.01)         (5.27)            2.73         (35.06)        (5.27)            2.73

MFS Investors Trust           10/09/95       (25.48)         (5.44)            3.05         (23.18)        (5.44)            3.05
Series                                       (24.92)         (4.73)            3.67         (22.60)        (4.73)            3.67

MFS New Discovery             05/01/98       (35.55)           N/A             0.49         (33.55)          N/A             0.49
Series                                       (35.06)           N/A             0.60         (33.05)          N/A             0.60

MFS Strategic Income          06/14/94         2.53           2.11             2.27           5.53          2.11             2.27
Series                                         3.21           2.54             2.73           6.21          2.54             2.73

MFS Capital                   08/14/96       (33.68)         (3.29)            2.17         (31.63)        (3.29)            2.17
Opportunities Series                         (33.18)         (2.56)            2.61         (31.11)        (2.56)            2.61

Jennison Portfolio            04/25/95       (34.95)         (4.57)            4.34         (32.94)        (4.57)            4.34
                                             (34.46)         (3.85)            5.23         (32.43)        (3.85)            5.23

AllianceBernstein Value       05/01/01       (17.72)           N/A           (11.07)        (15.18)           N/A           (9.98)
Portfolio                                    (17.10)           N/A           (10.40)        (14.54)           N/A           (9.30)

AllianceBernstein
Growth & Income               01/14/91       (26.54)         (5.47)            4.14         (24.26)        (5.47)            4.14
Portfolio                                    (25.98)         (4.76)            4.99         (23.69)        (4.76)            4.99


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-7
                                                                             ---


                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/02           Average Annual Total Return on 12/31/02
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                                                                         Ten Years (or                                 Ten Years (or
                                                                           Since Fund                                    Since Fund
Investment                                                                 Inception,                                    Inception,
Division                       Date of      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Corresponding                     Fund      3 Riders        3 Riders        3 Riders        3 Riders      3 Riders         3 Riders
To                           Inception         BC              BC              BC             BC             BC              BC

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Premier Growth                06/26/92       (34.64)         (3.25)            6.00         (32.62)        (3.25)            6.00
Portfolio                                    (34.15)         (3.25)            7.23         (32.11)        (3.25)            7.23

AllianceBernstein             01/11/96       (45.00)         (3.00)            0.12         (43.30)        (3.00)            0.12
Technology Portfolio                         (44.58)         (2.27)            0.15         (42.87)        (2.27)            0.15

Van Kampen Life
Investment Trust              04/07/86         3.53           3.83             3.68           6.53          3.83             3.68
Government Portfolio                           4.34           4.62             4.43           7.34          4.62             4.43

Van Kampen Life
Investment Trust
Growth and Income             12/23/96       (19.42)          2.76             5.05         (16.93)         2.76             5.05
Portfolio                                    (18.81)          3.33             6.09         (16.30)         3.33             6.09

Templeton Growth              03/15/94       (22.38)         (1.15)            3.67         (20.58)        (1.15)            3.67
Securities Fund                              (22.38)         (0.40)            4.42         (19.98)        (0.40)            4.42

Change in Accumulation Unit Value


The following performance information illustrates the cumulative change and the actual annual change in accumulation unit values for the periods specified for each Investment Divisions and is computed differently than the standardized average annual total return information. No information is provided for Investment Divisions that were added after December 31, 2002.


An Investment Division's cumulative change in accumulation unit values is the rate at which the value of an accumulation unit changed over the time period illustrated. The actual annual change in accumulation unit values is the rate at which the value of an accumulation unit changed over each 12-month period illustrated. The rates of change in accumulation unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and administrative charge. They do not reflect deductions for any enhanced death benefit charges, any contingent deferred sales charge, contract administration fee or annuity taxes. The rates of change would be lower if these charges were included.


----
B-10              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
----

BASIC CONTRACT


                                                                            Cumulative Change in Accumulation Unit Value
                                                                                 for Period Ended December 31, 2002
                                                                          ---------------------------------------------------------
                                                                                                    Ten Years (or
                                                                                                       Since Fund
Investment Division                                                                                    Inception,      Date of Fund
Corresponding To                                                          One Year    Five Years         If Less)         Inception
                                                                          ---------------------------------------------------------
The Guardian Cash Fund                                                       -0.52          12.14           27.48          11/10/81
The Guardian Bond Fund                                                        7.56          28.68           64.75          05/01/83
The Guardian Stock Fund                                                     -22.26         -27.04           83.29          04/13/83
The Guardian Small Cap Stock Fund                                           -16.97         -12.29           -1.04          07/16/97
The Guardian VC 500 Index Fund                                              -23.77            N/A          -35.65          09/13/99
The Guardian VC Asset Allocation Fund                                       -21.28            N/A          -23.49          09/13/99
The Guardian VC High Yield Bond Fund                                         -0.48            N/A           -4.37          09/13/99
Baillie Gifford International Fund                                          -19.14         -19.14           41.96          02/08/91
Baillie Gifford Emerging Markets Fund                                        -7.98         -16.89          -12.69          10/17/94
ValueLine Centurion Fund                                                    -24.28         -15.55           64.75          11/15/83
ValueLine Strategic Asset Management Trust                                  -14.06          12.66           89,05          10/01/87
AIMV.I.  Aggressive Growth Fund (Series I)                                  -24.02            N/A          -22.60          05/01/98
AIM V.I. Growth Fund (Series I)                                             -32.18         -39.73           20.97          05/05/93
AIM V.I. Government Securities Fund (Series I)                                7.68          25.03           46.78          05/05/93
AIM V.I. Premier Equity Fund (Series 1)                                     -31.48         -18.05           74.82          05/05/93
Alger American Leveraged AllCap Portfolio (Class O Shares)                  -35.07           7.47          138.53          01/25/95
AllianceBernstein Growth and Income Portfolio (Class B)                     -23.62         -21.33           64.14          01/14/91
AllianceBernstein Premier Growth Portfolio (Class B)                        -32.05         -14.88          102.66          06/26/92
AllianceBernstein Technology Portfolio (Class B)                            -42.83         -10.47            1.65          01/11/96
AllianceBernstein Value Portfolio (Class B)                                 -14.47            N/A          -14.88          05/01/01
American Century VP Capital Appreciation Fund (Class I Shares)              -22.58          -8.91           10.34          11/20/87
Fidelity VIP Contrafund Portfolio (Service Class 2)                         -11.18           8.88          117.06          01/03/96
Fidelity VIP Equity-Income Portfolio (Service Class 2)                      -18.60          -7.86          111.24          10/09/86
Fidelity VIP Growth Portfolio (Service Class 2)                             -31.51         -10.94           86.55          10/09/86
Fidelity VIP Balanced Portfolio (Service Class 2)                           -10.52          -4.32           39.03          01/03/95
Fidelity Mid Cap Portfolio (Service Class 2)                                -11.60            N/A           65.63          12/28/98
Janus Aspen Mid Cap Growth Portfolio (formerly, Janus Aspen
  Aggressive Growth Portfolio) (Service Shares)                             -29.37         -18.64           60.37          09/13/93
Janus Aspen Capital Appreciation Portfolio (Service Shares)                 -17.40          28.14           60.33          05/01/97
Janus Aspen Flexible Income Portfolio (Service Shares)                        8.23          27.29           77.98          09/13/93
Janus Aspen Growth and Income Portfolio (Service Shares)                    -23.14            N/A           10.49          05/01/98
Janus Aspen Worldwide Growth Portfolio (Service Shares)                     -27.01          -6.75          109.86          09/13/93
Jennison Portfolio (Class II)                                               -32.37         -17.49           48.84          04/25/95
MFS Emerging Growth Series (Service Class)                                  -35.01         -23.38           22.92          07/24/95
MFS Investors Trust Series (Service Class)                                  -22.53         -21.18           30.54          10/09/95
MFS New Discovery Series (Service Class)                                    -32.99            N/A            3.25          05/01/98
MFS Strategic Income Series (Service Class)                                   6.30          13.84           26.78          06/14/94
MFS Capital Opportunities (Service Class)                                   -31.06         -11.78           18.48          08/14/96
Templeton Growth Securities Fund (Class 2)                                  -19.91          -1.58           47.33          03/15/94
Van Kampen Life Investment Trust Growth and Income Portfolio
  (Class II)                                                                -16.23          18.27           43.50          12/23/96
Van Kampen Life Investment Trust Government Portfolio
  (Class II)                                                                  7.42          25.87           55.49          04/07/86



                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-11
                                                                            ----

                                                                       Change in Accumulation Unit Value for
                                                                        12-Month Period Ended December 31,
                                                                              (For Basic Contract)
                                                ------------------------------------------------------------------------------------
Investment Division
Corresponding To                                  1993   1994     1995     1996     1997    1998     1999     2000     2001     2002
----------------                                  ----   ----     ----     ----     ----    ----     ----     ----     ----     ----
The Guardian Cash Fund                           0.85     2.01    3.70     3.14     3.31    3.28     2.95     4.18     1.77    -0.52
The Guardian Bond Fund                           7.94    -5.14   15.54     1.07     7.08    6.21    -2.57     8.10     6.95     7.56
The Guardian Stock Fund                         17.86    -2.99   32.31    24.66    33.22   17.77    28.87   -19.88   -22.82   -22.26
The Guardian Small Cap Stock Fund                                                  12.83*  -7.40    32.69    -5.06    -9.44   -16.97
The Guardian VC 500 Index Fund                                                                       8.71*  -10.26   -13.47   -23.77
The Guardian VC Asset Allocation Fund                                                                7.46*    1.21   -10.63   -21.28
The Guardian VC High Yield Bond Fund                                                                 2.34*   -7.71     1.74    -0.48
Baillie Gifford International Fund              31.94    -0.88    7.66    13.38     9.98   19.06    36.68   -21.41   -21.80   -19.14
Baillie Gifford Emerging Markets Fund                   -12.28*  -2.34    22.39     0.19  -27.97    69.25   -29.06     4.44    -7.98
Value Line Centurion Fund                        7.30    -3.92   37.64    15.27    19.27   25.24    25.99   -14.00   -17.81   -24.28
Value Line Strategic Asset Management Trust      9.90    -6.54   26.30    13.83    13.64   25.23    22.15     0.17   -14.45   -14.06
AIM V.I. Aggressive Growth Fund (Series I)                                                  2.13*   42.19     0.77   -27.36   -24.02
AIM V.I. Growth Fund (Series I)                  9.31*   -4.18   32.38    16.08    24.60   31.79    32.88   -21.88   -35.05   -32.18
AIM V.I. Government Securities Fund (Series I)   2.36*   -5.41   13.55     0.48     6.28    5.83    -3.06     8.26     4.54     7.68
AIM V.I. Premier Equity Fund                    13.50*    2.22   33.84    13.03    21.54   30.06    27.65   -16.14   -14.10   -31.48
Alger American Leveraged AllCap Portfolio                        71.48*   10.07    17.57   55.08    74.95   -26.14   -17.41   -35.07
AllianceBernstein Growth & Income Portfolio
  (Class B)                                      9.74    -2.09   33.39    21.90    19.40    7.67    -2.11     4.13    -6.14   -23.62
AllianceBernstein Premier Growth Portfolio
  (Class B)                                     10.66    -4.65   42.32    20.54    31.52   45.39    29.84   -18.23   -18.85   -32.05
AllianceBernstein Technology Portfolio
  (Class B)                                                                8.52*    4.61   60.93    72.65   -23.04   -26.76   -42.83
AllianceBernstein Value Portfolio (Class B)                                                                           -0.48*  -14.47
American Century VP Capital Appreciation
  Fund                                           8.39    -2.89   28.81    -6.01    -4.95   -3.87    61.65     7.13   -29.33   -22.58
Fidelity VIP Contrafund Portfolio-18.60
  (Service Class 2)                                              37.31*   19.09    21.91   27.67    21.98    -8.46   -14.01   -11.18
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                             16.23     5.20   32.74    12.27    25.82    9.59     4.40     6.25    -6.89   -18.60
Fidelity VIP Growth Portfolio
  (Service Class 2)                             17.29    -1.76   33.01    12.69    21.29   36.94    34.89   -12.76   -19.31   -31.51
Fidelity VIP Balanced Portfolio
  Service Class 2)                                               11.95*    8.04    20.13   15.22     2.60    -6.18    -3.59   -10.52
Fidelity VIP Mid Cap Portfolio
  (Service Class 2)                                                                         3.09*   46.34    31.02    -5.21   -11.60
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) (Service Shares)                   17.43*   14.30   25.10     6.05    10.70   31.91   119.51   -32.97   -40.65   -29.37
Janus Aspen Capital Appreciation
  Portfolio (Service Shares)                                                       25.12*  55.35    62.10   -19.79   -23.20   -17.40
Janus Aspen Flexible Income
  Portfolio (Service Shares)                     0.17*   -2.63   21.70     7.27     9.81    7.20    -0.26     4.16     5.60     8.23
Janus Aspen Growth and Income
  Portfolio (Service Shares                                                                18.40*   69.85   -15.80   -15.10   -23.14
Janus Aspen Worldwide Growth
  Portfolio (Service Shares)                    18.48*   -0.24   25.15    26.77    20.02   26.67    60.70   -17.45   -23.98   -27.01
Jennison Portfolio (Class II)                                    24.02*   12.39    29.41   35.06    39.72   -19.15   -20.03   -32.37



----
B-12              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
----

                                                                       Change in Accumulation Unit Value for
                                                                        12-Month Period Ended December 31,
                                                                              (For Basic Contract)
                                                ------------------------------------------------------------------------------------
Investment Division
Corresponding To                                  1993   1994     1995     1996     1997    1998     1999     2000     2001     2002
----------------                                  ----   ----     ----     ----     ----    ----     ----     ----     ----     ----
MFS Emerging Growth Series (Service Class)                       16.51*   14.96    19.77   31.89    73.63   -21.06   -34.79   -35.01
MFS Investors Trust Series (Service Class)                        6.25*   22.26    27.52   20.19     4.83    -2.03   -17.58   -22.53
MFS New Discovery Series (Service Class)                                                    1.00*   70.39    -3.81    -6.92   -32.99
MFS Strategic Income Series (Service Class)
  (formerly MFS Global Governments Series)               -0.22*  12.42     2.20    -2.86    6.01    -4.20     2.66     2.72     6.30
MFS Capital Opportunities (Service Class)                                  8.08*   24.26   24.59    44.85    -5.43   -25.02   -31.06
Templeton Growth Securities Fund (Class 2)                1.72*  10.76    19.15    11.52    7.07    18.73    -0.30    -3.04   -19.91
Van Kampen Life Investment Trust Growth
  and Income Portfolio (Class II)                                         -0.34*   21.74   17.52    11.01    17.24    -7.70   -16.23
Van Kampen Life Investment Trust
  Government Portfolio (Class II)                5.98    -6.29   15.12     0.32     7.70    6.69    -5.28    10.57     4.86     7.42

* From date of commencement of public offering of Fund's shares through December 31.


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-13
                                                                            ----

Calculation of Yield Quotations for The Guardian Cash Fund Investment Division


The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2002 was 0.93%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2002 was 0.93%.


The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

We may provide a contract owner with personalized reports which use historical performance to demonstrate how the performance of the underlying investment options would have affected the selected portfolio value, the contract surrender value, and the death benefit in the accumulation period and the income stream upon annuitization if he/she had purchased the contract at some time in the past. These reports are based upon historical information and are not necessarily representative of future performance.


----
B-14              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
----

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The consolidated financial statements of GIAC as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of the Separate Account as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-15
                                                                            ----

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT F
--------------------------------------------------------------------------------

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002


                                                                                    Investment Divisions
                                                                  -----------------------------------------------------
                                                                                                               Guardian
                                                                                   Guardian      Guardian       VC High
                                                                     Guardian        VC 500      VC Asset         Yield
                                                                        Stock         Index    Allocation          Bond
                                                                  -----------   -----------   -----------   -----------
Assets:
    Shares owned in underlying fund ...........................       388,043       656,451       285,074       430,978
    Net asset value per share (NAV) ...........................         22.71          6.44          6.78          7.61
                                                                  -----------   -----------   -----------   -----------
       Total Assets (Shares x NAV) ............................   $ 8,812,452   $ 4,227,545   $ 1,932,803   $ 3,279,744

Liabilities:
    Due to the Guardian Insurance & Annuity
       Company, Inc. ..........................................        24,567        30,470         9,633        21,231
                                                                  -----------   -----------   -----------   -----------
Net Assets ....................................................   $ 8,787,885   $ 4,197,075   $ 1,923,170   $ 3,258,513
                                                                  ===========   ===========   ===========   ===========

Net Assets: Regular Contract
    Contract value in accumulation period .....................   $ 6,360,044   $ 2,702,977   $ 1,082,126   $ 2,587,996
                                                                  -----------   -----------   -----------   -----------
       Net Assets .............................................   $ 6,360,044   $ 2,702,977   $ 1,082,126   $ 2,587,996
       Units Outstanding ......................................     1,310,521       444,538       157,950       272,713
       Unit Value (accumulation) ..............................   $      4.85   $      6.08   $      6.85   $      9.49

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................   $   152,507   $   139,592   $    50,984   $    30,887
                                                                  -----------   -----------   -----------   -----------
       Net Assets .............................................   $   152,507   $   139,592   $    50,984   $    30,887
       Units Outstanding ......................................        31,601        23,087         7,484         3,273
       Unit Value (accumulation) ..............................   $      4.83   $      6.05   $      6.81   $      9.44

Net Assets: Contracts with Anniversary Enhanced
    Death Benefit Rider (EDBR)
    Contract value in accumulation period .....................   $ 2,172,837   $ 1,027,317   $   746,598   $   406,688
                                                                  -----------   -----------   -----------   -----------
       Net Assets .............................................   $ 2,172,837   $ 1,027,317   $   746,598   $   406,688
       Units Outstanding ......................................       450,248       169,906       109,589        43,097
       Unit Value (accumulation) ..............................   $      4.83   $      6.05   $      6.81   $      9.44

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................   $    78,889   $   123,914   $    43,462   $    14,441
                                                                  -----------   -----------   -----------   -----------
       Net Assets .............................................   $    78,889   $   123,914   $    43,462   $    14,441
       Units Outstanding ......................................        16,439        20,609         6,415         1,539
       Unit Value (accumulation) ..............................   $      4.80   $      6.01   $      6.77   $      9.38

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................   $     9,277   $        --   $        --   $        --
                                                                  -----------   -----------   -----------   -----------
       Net Assets .............................................   $     9,277   $        --   $        --   $        --
       Units Outstanding ......................................         1,185            --            --            --
       Unit Value (accumulation) ..............................   $      7.83            --            --            --

Net Assets: Total
    Contract value in accumulation period .....................   $ 8,773,554   $ 3,993,800   $ 1,923,170   $ 3,040,012
    Contract value in payout (annuitization) period ...........        14,331       203,275            --       218,501
                                                                  -----------   -----------   -----------   -----------
       Net Assets .............................................   $ 8,787,885   $ 4,197,075   $ 1,923,170   $ 3,258,513
                                                                  ===========   ===========   ===========   ===========

FIFO Cost Of Shares In Underlying Fund ........................   $11,253,844   $ 4,870,288   $ 2,429,352   $ 3,366,727

                                                                                     Investment Divisions
                                                                  -------------------------------------------------------
                                                                                                                  Baillie
                                                                                                   Baillie        Gifford
                                                                     Guardian      Guardian        Gifford       Emerging
                                                                         Bond          Cash   International       Markets
                                                                  -----------   -----------   -------------   -----------
Assets:
    Shares owned in underlying fund ...........................     1,441,747     4,215,884         132,979       113,501
    Net asset value per share (NAV) ...........................         12.52         10.00           10.46          8.91
                                                                  -----------   -----------   -------------   -----------
       Total Assets (Shares x NAV) ............................   $18,050,674   $42,158,840   $   1,390,963   $ 1,011,293

Liabilities:
    Due to the Guardian Insurance & Annuity
       Company, Inc. ..........................................        51,197       774,968          17,199        22,536
                                                                  -----------   -----------   -------------   -----------
Net Assets ....................................................   $17,999,477   $41,383,872   $   1,373,764   $   988,757
                                                                  ===========   ===========   =============   ===========

Net Assets: Regular Contract
    Contract value in accumulation period .....................   $12,588,177   $36,479,430   $     908,583   $   766,087
                                                                  -----------   -----------   -------------   -----------
       Net Assets .............................................   $12,588,177   $36,479,430   $     908,583   $   766,087
       Units Outstanding ......................................     1,057,872     3,565,569         153,611        92,064
       Unit Value (accumulation) ..............................   $     11.90   $     10.23   $        5.91   $      8.32

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................   $ 1,163,750   $   405,373   $       8,434   $    10,082
                                                                  -----------   -----------   -------------   -----------
       Net Assets .............................................   $ 1,163,750   $   405,373   $       8,434   $    10,082
       Units Outstanding ......................................        98,348        39,845           1,434         1,218
       Unit Value (accumulation) ..............................   $     11.83   $     10.17   $        5.88   $      8.27

Net Assets: Contracts with Anniversary Enhanced
    Death Benefit Rider (EDBR)
    Contract value in accumulation period .....................   $ 3,640,887   $ 4,006,950   $     419,516   $   194,423
                                                                  -----------   -----------   -------------   -----------
       Net Assets .............................................   $ 3,640,887   $ 4,006,950   $     419,516   $   194,423
       Units Outstanding ......................................       307,689       393,851          71,326        23,496
       Unit Value (accumulation) ..............................   $     11.83   $     10.17   $        5.88   $      8.27

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................   $   437,260   $   260,231   $      37,231   $    12,330
                                                                  -----------   -----------   -------------   -----------
       Net Assets .............................................   $   437,260   $   260,231   $      37,231   $    12,330
       Units Outstanding ......................................        37,160        25,722           6,366         1,498
       Unit Value (accumulation) ..............................   $     11.77   $     10.12   $        5.85   $      8.23

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................   $    40,073   $    10,653   $          --   $     4,283
                                                                  -----------   -----------   -------------   -----------
       Net Assets .............................................   $    40,073   $    10,653   $          --   $     4,283
       Units Outstanding ......................................         3,761         1,076              --           545
       Unit Value (accumulation) ..............................   $     10.65   $      9.90              --   $      7.85

Net Assets: Total
    Contract value in accumulation period .....................   $17,870,147   $41,162,637   $   1,373,764   $   987,205
    Contract value in payout (annuitization) period ...........       129,330       221,235              --         1,552
                                                                  -----------   -----------   -------------   -----------
       Net Assets .............................................   $17,999,477   $41,383,872   $   1,373,764   $   988,757
                                                                  ===========   ===========   =============   ===========

FIFO Cost Of Shares In Underlying Fund ........................   $17,762,121   $42,158,841   $   1,375,587   $ 1,027,632

                                                                     Investment Divisions
                                                                  -------------------------
                                                                     Guardian
                                                                    Small Cap    Value Line
                                                                        Stock     Centurion
                                                                  -----------   -----------
Assets:
    Shares owned in underlying fund ...........................       234,324        94,449
    Net asset value per share (NAV) ...........................         12.43         15.19
                                                                  -----------   -----------
       Total Assets (Shares x NAV) ............................   $ 2,912,642   $ 1,434,673

Liabilities:
    Due to the Guardian Insurance & Annuity
       Company, Inc. ..........................................        11,079         5,543
                                                                  -----------   -----------
Net Assets ....................................................   $ 2,901,563   $ 1,429,130
                                                                  ===========   ===========

Net Assets: Regular Contract
    Contract value in accumulation period .....................   $ 1,766,932   $ 1,021,831
                                                                  -----------   -----------
       Net Assets .............................................   $ 1,766,932   $ 1,021,831
       Units Outstanding ......................................       281,326       195,742
       Unit Value (accumulation) ..............................   $      6.28   $      5.22

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................   $    19,958   $    15,931
                                                                  -----------   -----------
       Net Assets .............................................   $    19,958   $    15,931
       Units Outstanding ......................................         3,196         3,069
       Unit Value (accumulation) ..............................   $      6.24   $      5.19

Net Assets: Contracts with Anniversary Enhanced
    Death Benefit Rider (EDBR)
    Contract value in accumulation period .....................   $   814,181   $   361,262
                                                                  -----------   -----------
       Net Assets .............................................   $   814,181   $   361,262
       Units Outstanding ......................................       130,361        69,593
       Unit Value (accumulation) ..............................   $      6.25   $      5.19

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................   $   217,966   $    30,106
                                                                  -----------   -----------
       Net Assets .............................................   $   217,966   $    30,106
       Units Outstanding ......................................        35,096         5,832
       Unit Value (accumulation) ..............................   $      6.21   $      5.16

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................   $     4,995   $        --
                                                                  -----------   -----------
       Net Assets .............................................   $     4,995   $        --
       Units Outstanding ......................................           626            --
       Unit Value (accumulation) ..............................   $      7.98   $        --

Net Assets: Total
    Contract value in accumulation period .....................   $ 2,824,032   $ 1,429,130
    Contract value in payout (annuitization) period ...........        77,531            --
                                                                  -----------   -----------
       Net Assets .............................................   $ 2,901,563   $ 1,429,130
                                                                  ===========   ===========

FIFO Cost Of Shares In Underlying Fund ........................   $ 3,372,834   $ 1,819,168

See Notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                                        Investment Divisions
                                                                   ------------------------------------------------------------
                                                                     Value Line        AIM V.I.        AIM V.I.
                                                                      Strategic      Aggressive      Government        AIM V.I.
                                                                          Asset          Growth      Securities          Growth
                                                                     Management        Series I        Series I        Series I
                                                                   ------------    ------------    ------------    ------------
Assets:
    Shares owned in underlying fund ...........................         497,174         130,205         620,321          78,517
    Net asset value per share (NAV) ...........................           15.82            8.36           12.40           11.30
                                                                   ------------    ------------    ------------    ------------
       Total Assets (Shares x NAV) ............................    $  7,865,288    $  1,088,517    $  7,691,982    $    887,238

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....          28,020          16,222          27,044          17,088
                                                                   ------------    ------------    ------------    ------------
Net Assets ....................................................    $  7,837,268    $  1,072,295    $  7,664,938    $    870,150
                                                                   ============    ============    ============    ============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $  5,370,410    $    834,803    $  5,510,715    $    459,257
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $  5,370,410    $    834,803    $  5,510,715    $    459,257
       Units Outstanding ......................................         781,005         176,810         472,407         132,724
       Unit Value (accumulation) ..............................    $       6.88    $       4.72    $      11.67    $       3.46

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $    337,973    $     21,731    $    439,666    $     20,394
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $    337,973    $     21,731    $    439,666    $     20,394
       Units Outstanding ......................................          49,427           4,628          37,902           5,927
       Unit Value (accumulation) ..............................    $       6.84    $       4.70    $      11.60    $       3.44

Net Assets: Contracts with Anniversary Enhanced Death Benefit
    Rider (EDBR)
    Contract value in accumulation period .....................    $  1,969,604    $    204,005    $  1,429,800    $    262,511
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $  1,969,604    $    204,005    $  1,429,800    $    262,511
       Units Outstanding ......................................         288,048          43,451         123,259          76,292
       Unit Value (accumulation) ..............................    $       6.84    $       4.70    $      11.60    $       3.44

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $    120,185    $     11,756    $    215,089    $    100,654
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $    120,185    $     11,756    $    215,089    $    100,654
       Units Outstanding ......................................          17,676           2,518          18,647          29,418
       Unit Value (accumulation) ..............................    $       6.80    $       4.67    $      11.53    $       3.42

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $      1,658    $         --    $      3,408    $         --
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $      1,658    $         --    $      3,408    $         --
       Units Outstanding ......................................             189              --             320              --
       Unit Value (accumulation) ..............................    $       8.77    $         --    $      10.66    $         --

Net Assets: Total
    Contract value in accumulation period .....................    $  7,799,830    $  1,072,295    $  7,598,678    $    842,816
    Contract value in payout (annuitization) period ...........          37,438              --          66,260          27,334
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $  7,837,268    $  1,072,295    $  7,664,938    $    870,150
                                                                   ============    ============    ============    ============

FIFO Cost Of Shares In Underlying Fund ........................    $  9,411,819    $  1,543,629    $  7,529,266    $  1,232,903

                                                                                        Investment Divisions
                                                                   ------------------------------------------------------------
                                                                       AIM V.I.           Alger        Alliance        Alliance
                                                                        Premier        American        Growth &         Premier
                                                                         Equity       Leveraged          Income          Growth
                                                                       Series I          Allcap         Class B         Class B
                                                                   ------------    ------------    ------------    ------------
Assets:
    Shares owned in underlying fund ...........................         202,037          75,746          31,626           3,023
    Net asset value per share (NAV) ...........................           16.22           20.85           16.49           17.29
                                                                   ------------    ------------    ------------    ------------
       Total Assets (Shares x NAV) ............................    $  3,277,042    $  1,579,313    $    521,520    $     52,275

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....          12,864           9,618           4,524             266
                                                                   ------------    ------------    ------------    ------------
Net Assets ....................................................    $  3,264,178    $  1,569,695    $    516,996    $     52,009
                                                                   ============    ============    ============    ============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $  2,319,759    $  1,156,027    $    161,613    $     45,392
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $  2,319,759    $  1,156,027    $    161,613    $     45,392
       Units Outstanding ......................................         431,690         270,058          20,302           5,757
       Unit Value (accumulation) ..............................    $       5.37    $       4.28    $       7.96    $       7.88

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $     83,372    $     25,512    $      2,469    $         --
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $     83,372    $     25,512    $      2,469    $         --
       Units Outstanding ......................................          15,602           5,993             311              --
       Unit Value (accumulation) ..............................    $       5.34    $       4.26    $       7.94    $         --

Net Assets: Contracts with Anniversary Enhanced Death Benefit
    Rider (EDBR)
    Contract value in accumulation period .....................    $    768,393    $    331,935    $    197,642    $      6,617
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $    768,393    $    331,935    $    197,642    $      6,617
       Units Outstanding ......................................         143,797          77,979          24,871             841
       Unit Value (accumulation) ..............................    $       5.34    $       4.26    $       7.95    $       7.87

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $     16,423    $      9,662    $    155,272    $         --
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $     16,423    $      9,662    $    155,272    $         --
       Units Outstanding ......................................           3,091           2,283          19,572              --
       Unit Value (accumulation) ..............................    $       5.31    $       4.23    $       7.93    $         --

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $         --    $        470    $         --    $         --
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $         --    $        470    $         --    $         --
       Units Outstanding ......................................              --              67              --              --
       Unit Value (accumulation) ..............................    $         --    $       6.99    $         --    $         --

Net Assets: Total
    Contract value in accumulation period .....................    $  3,187,947    $  1,523,606    $    516,996    $     52,009
    Contract value in payout (annuitization) period ...........          76,231          46,089              --              --
                                                                   ------------    ------------    ------------    ------------
       Net Assets .............................................    $  3,264,178    $  1,569,695    $    516,996    $     52,009
                                                                   ============    ============    ============    ============

FIFO Cost Of Shares In Underlying Fund ........................    $  4,582,801    $  2,186,913    $    562,096    $     53,045

                                                                        Investment Divisions
                                                                   ----------------------------
                                                                                       Alliance
                                                                       Alliance       Bernstein
                                                                     Technology           Value
                                                                        Class B         Class B
                                                                   ------------    ------------
Assets:
    Shares owned in underlying fund ...........................          16,766          46,343
    Net asset value per share (NAV) ...........................            9.98            8.75
                                                                   ------------    ------------
       Total Assets (Shares x NAV) ............................    $    167,323    $    405,503

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....             556           2,768
                                                                   ------------    ------------
Net Assets ....................................................    $    166,767    $    402,735
                                                                   ============    ============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $     99,240    $    274,054
                                                                   ------------    ------------
       Net Assets .............................................    $     99,240    $    274,054
       Units Outstanding ......................................          14,651          32,363
       Unit Value (accumulation) ..............................    $       6.77    $       8.47

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $        334    $      7,518
                                                                   ------------    ------------
       Net Assets .............................................    $        334    $      7,518
       Units Outstanding ......................................              49             889
       Unit Value (accumulation) ..............................    $       6.76    $       8.46

Net Assets: Contracts with Anniversary Enhanced Death Benefit
    Rider (EDBR)
    Contract value in accumulation period .....................    $     28,078    $     65,518
                                                                   ------------    ------------
       Net Assets .............................................    $     28,078    $     65,518
       Units Outstanding ......................................           4,152           7,750
       Unit Value (accumulation) ..............................    $       6.76    $       8.45

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $         --    $     47,044
                                                                   ------------    ------------
       Net Assets .............................................    $         --    $     47,044
       Units Outstanding ......................................              --           5,574
       Unit Value (accumulation) ..............................    $         --    $       8.44

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $         --    $      8,601
                                                                   ------------    ------------
       Net Assets .............................................    $         --    $      8,601
       Units Outstanding ......................................              --           1,021
       Unit Value (accumulation) ..............................    $         --    $       8.42

Net Assets: Total
    Contract value in accumulation period .....................    $    127,652    $    402,735
    Contract value in payout (annuitization) period ...........          39,115              --
                                                                   ------------    ------------
       Net Assets .............................................    $    166,767    $    402,735
                                                                   ============    ============

FIFO Cost Of Shares In Underlying Fund ........................    $    190,088    $    392,897

See Notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                                  Investment Divisions
                                                                   --------------------------------------------------
                                                                       American                              Fidelity
                                                                        Century           Fidelity                VIP
                                                                     VP Capital       VIP Balanced         Contrafund
                                                                   Appreciation    Service Class 2    Service Class 2
                                                                   ------------    ---------------    ---------------
Assets:
    Shares owned in underlying fund ...........................         146,192            246,178            291,043
    Net asset value per share (NAV) ...........................            5.91              12.05              17.95
                                                                   ------------    ---------------    ---------------
       Total Assets (Shares x NAV) ............................    $    863,996    $     2,966,450    $     5,224,221

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....          17,209             11,181             20,212
                                                                   ------------    ---------------    ---------------
       Net Assets .............................................    $    846,787    $     2,955,269    $     5,204,009
                                                                   ============    ===============    ===============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $    566,784    $     2,288,979    $     3,336,170
                                                                   ------------    ---------------    ---------------
       Net Assets .............................................    $    566,784    $     2,288,979    $     3,336,170
       Units Outstanding ......................................         121,885            277,402            463,856
       Unit Value (accumulation) ..............................    $       4.65    $          8.25    $          7.19

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $     39,094    $        29,105    $       297,300
                                                                   ------------    ---------------    ---------------
       Net Assets .............................................    $     39,094    $        29,105    $       297,300
       Units Outstanding ......................................           8,454              3,547             41,569
       Unit Value (accumulation) ..............................    $       4.62    $          8.21    $          7.15

Net Assets: Contracts with Anniversary Enhanced Death Benefit
    Rider (EDBR)
    Contract value in accumulation period .....................    $    219,903    $       622,919    $     1,335,634
                                                                   ------------    ---------------    ---------------
       Net Assets .............................................    $    219,903    $       622,919    $     1,335,634
       Units Outstanding ......................................          47,556             75,916            186,750
       Unit Value (accumulation) ..............................    $       4.62    $          8.21    $          7.15

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $     20,102    $        14,266    $        52,038
                                                                   ------------    ---------------    ---------------
       Net Assets .............................................    $     20,102    $        14,266    $        52,038
       Units Outstanding ......................................           4,372              1,748              7,317
       Unit Value (accumulation) ..............................    $       4.60    $          8.16    $          7.11

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $        504    $            --    $         8,867
                                                                   ------------    ---------------    ---------------
       Net Assets .............................................    $        504    $            --    $         8,867
       Units Outstanding ......................................              65                 --              1,017
       Unit Value (accumulation) ..............................    $       7.74    $            --    $          8.72

Net Assets: Total
    Contract value in accumulation period .....................    $    846,387    $     2,955,269    $     5,030,009
    Contract value in payout (annuitization) period ...........             400                 --            174,000
                                                                   ------------    ---------------    ---------------
       Net Assets .............................................    $    846,787    $     2,955,269    $     5,204,009
                                                                   ============    ===============    ===============

FIFO Cost Of Shares In Underlying Fund ........................    $  1,111,718    $     3,171,532    $     5,783,914

                                                                                     Investment Divisions
                                                                   -----------------------------------------------------
                                                                      Fidelity VIP           Fidelity           Fidelity
                                                                           Equity-                VIP                VIP
                                                                            Income             Growth            Mid Cap
                                                                   Service Class 2    Service Class 2    Service Class 2
                                                                   ---------------    ---------------    ---------------
Assets:
    Shares owned in underlying fund ...........................            404,248            100,354             57,428
    Net asset value per share (NAV) ...........................              18.00              23.21              17.39
                                                                   ---------------    ---------------    ---------------
       Total Assets (Shares x NAV) ............................    $     7,276,471    $     2,329,213    $       998,667

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....             22,002             13,669              7,660
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     7,254,469    $     2,315,544    $       991,007
                                                                   ===============    ===============    ===============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $     5,416,656    $     1,629,112    $       406,447
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     5,416,656    $     1,629,112    $       406,447
       Units Outstanding ......................................            694,772            334,810             47,159
       Unit Value (accumulation) ..............................    $          7.80    $          4.87    $          8.62


Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $       228,163    $        66,739    $        37,786
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $       228,163    $        66,739    $        37,786
       Units Outstanding ......................................             29,430             13,793              4,392
       Unit Value (accumulation) ..............................    $          7.75    $          4.84    $          8.60

Net Assets: Contracts with Anniversary Enhanced Death Benefit
    Rider (EDBR)
    Contract value in accumulation period .....................    $     1,473,363    $       536,339    $       286,225
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     1,473,363    $       536,339    $       286,225
       Units Outstanding ......................................            190,046            110,847             33,266
       Unit Value (accumulation) ..............................    $          7.75    $          4.84    $          8.60

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $        61,428    $        29,848    $       163,561
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $        61,428    $        29,848    $       163,561
       Units Outstanding ......................................              7,968              6,204             19,042
       Unit Value (accumulation) ..............................    $          7.71    $          4.81    $          8.59

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $         1,646    $         1,602    $            --
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $         1,646    $         1,602    $            --
       Units Outstanding ......................................                207                225                 --
       Unit Value (accumulation) ..............................    $          7.96    $          7.11    $            --

Net Assets: Total
    Contract value in accumulation period .....................    $     7,181,256    $     2,263,640    $       894,019
    Contract value in payout (annuitization) period ...........             73,213             51,904             96,988
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     7,254,469    $     2,315,544    $       991,007
                                                                   ===============    ===============    ===============

FIFO Cost Of Shares In Underlying Fund ........................    $     8,653,221    $     3,108,554    $     1,030,015

                                                                                             Investment Divisions
                                                                   -----------------------------------------------------------------
                                                                      Franklin
                                                                     Templeton       Janus Aspen       Janus Aspen       Janus Aspen
                                                                        Growth        Aggressive           Capital          Flexible
                                                                    Securities            Growth      Appreciation            Income
                                                                       Class 2    Service Shares    Service Shares    Service Shares
                                                                   -----------    --------------    --------------    --------------
Assets:
    Shares owned in underlying fund ...........................         36,562            66,432           114,414           243,659
    Net asset value per share (NAV) ...........................           8.60             15.62             17.24             12.82
                                                                   -----------    --------------    --------------    --------------
       Total Assets (Shares x NAV) ............................    $   314,429    $    1,037,666    $    1,972,497    $    3,123,712

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....          2,883            20,699             8,445            21,529
                                                                   -----------    --------------    --------------    --------------
       Net Assets .............................................    $   311,546    $    1,016,967    $    1,964,052    $    3,102,183
                                                                   ===========    ==============    ==============    ==============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $   275,994    $      721,846    $    1,171,775    $    2,682,715
                                                                   -----------    --------------    --------------    --------------
       Net Assets .............................................    $   275,994    $      721,846    $    1,171,775    $    2,682,715
       Units Outstanding ......................................         34,823           241,494           220,781           228,476
       Unit Value (accumulation) ..............................    $      7.93    $         2.99    $         5.31    $        11.74


Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $       565    $       43,266    $       19,250    $       32,865
                                                                   -----------    --------------    --------------    --------------
       Net Assets .............................................    $       565    $       43,266    $       19,250    $       32,865
       Units Outstanding ......................................             71            14,556             3,647             2,815
       Unit Value (accumulation) ..............................    $      7.91    $         2.97    $         5.28    $        11.67

Net Assets: Contracts with Anniversary Enhanced Death Benefit
    Rider (EDBR)
    Contract value in accumulation period .....................    $    34,987    $      248,255    $      697,498    $      372,052
                                                                   -----------    --------------    --------------    --------------
       Net Assets .............................................    $    34,987    $      248,255    $      697,498    $      372,052
       Units Outstanding ......................................          4,421            83,522           132,160            31,864
       Unit Value (accumulation) ..............................    $      7.91    $         2.97    $         5.28    $        11.68

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $        --    $        3,600    $       17,059    $       13,516
                                                                   -----------    --------------    --------------    --------------
       Net Assets .............................................    $        --    $        3,600    $       17,059    $       13,516
       Units Outstanding ......................................             --             1,218             3,251             1,164
       Unit Value (accumulation) ..............................    $        --    $         2.96    $         5.25    $        11.61

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $        --    $           --    $           --    $          901
                                                                   -----------    --------------    --------------    --------------
       Net Assets .............................................    $        --    $           --    $           --    $          901
       Units Outstanding ......................................             --                --                --                83
       Unit Value (accumulation) ..............................    $        --    $           --    $           --    $        10.80

Net Assets: Total
    Contract value in accumulation period .....................    $   311,546    $    1,016,967    $    1,905,582    $    3,102,049
    Contract value in payout (annuitization) period ...........             --                --            58,470               134
                                                                   -----------    --------------    --------------    --------------
       Net Assets .............................................    $   311,546    $    1,016,967    $    1,964,052    $    3,102,183
                                                                   ===========    ==============    ==============    ==============

FIFO Cost Of Shares In Underlying Fund ........................    $   331,906    $    1,271,431    $    2,483,339    $    2,979,025

See Notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2002 (continued)

                                                                                        Investment Divisions
                                                                   -----------------------------------------------------
                                                                       Janus Aspen        Janus Aspen                MFS
                                                                        Growth and          Worldwide            Capital
                                                                            Income             Growth      Opportunities
                                                                    Service Shares     Service Shares      Service Class
                                                                   ---------------    ---------------    ---------------
Assets:
    Shares owned in underlying fund ...........................            124,126            151,055            144,052
    Net asset value per share (NAV) ...........................              11.56              20.95               9.48
                                                                   ---------------    ---------------    ---------------
       Total Assets (Shares x NAV) ............................    $     1,434,897    $     3,164,596    $     1,365,616

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....              5,389             21,461              4,348
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     1,429,508    $     3,143,135    $     1,361,268
                                                                   ===============    ===============    ===============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $       917,540    $     2,037,957    $       870,391
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $       917,540    $     2,037,957    $       870,391
       Units Outstanding ......................................            156,458            426,830            189,461
       Unit Value (accumulation) ..............................    $          5.86    $          4.77    $          4.59

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $        43,095    $        56,909    $        27,614
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $        43,095    $        56,909    $        27,614
       Units Outstanding ......................................              7,390             11,986              6,045
       Unit Value (accumulation) ..............................    $          5.83    $          4.75    $          4.57

Net Assets: Contracts with Anniversary Enhanced Death
    Benefit Rider (EDBR)
    Contract value in accumulation period .....................    $       372,132    $       861,863    $       391,291
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $       372,132    $       861,863    $       391,291
       Units Outstanding ......................................             63,813            181,525             85,654
       Unit Value (accumulation) ..............................    $          5.83    $          4.75    $          4.57

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $        32,984    $       174,955    $        20,368
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $        32,984    $       174,955    $        20,368
       Units Outstanding ......................................              5,688             37,056              4,484
       Unit Value (accumulation) ..............................    $          5.80    $          4.72    $          4.54

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $            --    $            --    $            --
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $            --    $            --    $            --
       Units Outstanding ......................................                 --                 --                 --
       Unit Value (accumulation) ..............................    $            --    $            --    $            --

Net Assets: Total
    Contract value in accumulation period .....................    $     1,365,751    $     3,131,684    $     1,309,664
    Contract value in payout (annuitization) period ...........             63,757             11,451             51,604
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     1,429,508    $     3,143,135    $     1,361,268
                                                                   ===============    ===============    ===============

FIFO Cost Of Shares In Underlying Fund ........................    $     1,831,393    $     3,225,969    $     1,835,065

                                                                                        Investment Divisions
                                                                   -----------------------------------------------------
                                                                               MFS                MFS                MFS
                                                                          Emerging          Investors                New
                                                                            Growth              Trust          Discovery
                                                                     Service Class      Service Class      Service Class
                                                                   ---------------    ---------------    ---------------
Assets:
    Shares owned in underlying fund ...........................             86,584            144,381            250,063
    Net asset value per share (NAV) ...........................              11.86              13.41              10.38
                                                                   ---------------    ---------------    ---------------
       Total Assets (Shares x NAV) ............................    $     1,026,891    $     1,936,144    $     2,595,655

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....             16,916              9,887             16,061
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     1,009,975    $     1,926,257    $     2,579,594
                                                                   ===============    ===============    ===============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $       717,788    $     1,510,483    $     1,477,535
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $       717,788    $     1,510,483    $     1,477,535
       Units Outstanding ......................................            202,288            242,975            253,219
       Unit Value (accumulation) ..............................    $          3.55    $          6.22    $          5.84

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $        17,335    $        30,763    $        47,289
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $        17,335    $        30,763    $        47,289
       Units Outstanding ......................................              4,913              4,976              8,150
       Unit Value (accumulation) ..............................    $          3.53    $          6.18    $          5.80

Net Assets: Contracts with Anniversary Enhanced Death
    Benefit Rider (EDBR)
    Contract value in accumulation period .....................    $       252,499    $       303,509    $       392,350
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $       252,499    $       303,509    $       392,350
       Units Outstanding ......................................             71,560             49,097             67,619
       Unit Value (accumulation) ..............................    $          3.53    $          6.18    $          5.80

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $        22,353    $        73,018    $        18,838
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $        22,353    $        73,018    $        18,838
       Units Outstanding ......................................              6,371             11,878              3,265
       Unit Value (accumulation) ..............................    $          3.51    $          6.15    $          5.77

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $            --    $         8,484    $            --
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $            --    $         8,484    $            --
       Units Outstanding ......................................                 --              1,081                 --
       Unit Value (accumulation) ..............................    $            --    $          7.85    $            --

Net Assets: Total
    Contract value in accumulation period .....................    $     1,009,975    $     1,926,257    $     1,936,012
    Contract value in payout (annuitization) period ...........                 --                 --            643,582
                                                                   ---------------    ---------------    ---------------
       Net Assets .............................................    $     1,009,975    $     1,926,257    $     2,579,594
                                                                   ===============    ===============    ===============

FIFO Cost Of Shares In Underlying Fund ........................    $     1,505,782    $     2,392,347    $     3,463,452

                                                                                           Investment Divisions
                                                                   ---------------------------------------------------------------
                                                                                                        Van Kampen
                                                                                                              Life      Van Kampen
                                                                                                        Investment            Life
                                                                               MFS                           Trust      Investment
                                                                         Strategic      Prudential        Growth &           Trust
                                                                            Income        Jennison          Income      Government
                                                                     Service Class        Class II        Class II        Class II
                                                                   ---------------    ------------    ------------    ------------
Assets:
    Shares owned in underlying fund ...........................             74,549          70,467          33,569         126,975
    Net asset value per share (NAV) ...........................              10.45           12.70           13.45            9.82
                                                                   ---------------    ------------    ------------    ------------
       Total Assets (Shares x NAV) ............................    $       779,041    $    894,934    $    451,506    $  1,246,896

Liabilities:
    Due to the Guardian Insurance & Annuity Company, Inc. .....             11,869          19,001           2,621           6,043
                                                                   ---------------    ------------    ------------    ------------
       Net Assets .............................................    $       767,172    $    875,933    $    448,885    $  1,240,853
                                                                   ===============    ============    ============    ============

Net Assets: Regular Contract
    Contract value in accumulation period .....................    $       618,769    $    694,641    $    313,423    $    945,341
                                                                   ---------------    ------------    ------------    ------------
       Net Assets .............................................    $       618,769    $    694,641    $    313,423    $    945,341
       Units Outstanding ......................................             54,620         153,989          38,200          89,327
       Unit Value (accumulation) ..............................    $         11.33    $       4.51    $       8.20    $      10.58

Net Assets: Contracts with Living Benefit Rider (LBR)
    Contract value in accumulation period .....................    $        37,745    $      7,164    $      8,318    $     46,210
                                                                   ---------------    ------------    ------------    ------------
       Net Assets .............................................    $        37,745    $      7,164    $      8,318    $     46,210
       Units Outstanding ......................................              3,350           1,597           1,016           4,374
       Unit Value (accumulation) ..............................    $         11.26    $       4.49    $       8.19    $      10.56

Net Assets: Contracts with Anniversary Enhanced Death
    Benefit Rider (EDBR)
    Contract value in accumulation period .....................    $       101,763    $    161,572    $    125,694    $    232,890
                                                                   ---------------    ------------    ------------    ------------
       Net Assets .............................................    $       101,763    $    161,572    $    125,694    $    232,890
       Units Outstanding ......................................              9,033          36,019          15,345          22,043
       Unit Value (accumulation) ..............................    $         11.27    $       4.49    $       8.19    $      10.57

Net Assets: Contracts with Anniversary EDBR and LBR
    Contract value in accumulation period .....................    $         8,895    $     12,556    $      1,450    $     16,279
                                                                   ---------------    ------------    ------------    ------------
       Net Assets .............................................    $         8,895    $     12,556    $      1,450    $     16,279
       Units Outstanding ......................................                794           2,815             177           1,543
       Unit Value (accumulation) ..............................    $         11.20    $       4.46    $       8.18    $      10.55

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings
    Benefit Rider
    Contract value in accumulation period .....................    $            --    $         --    $         --    $         --
                                                                   ---------------    ------------    ------------    ------------
       Net Assets .............................................    $            --    $         --    $         --    $         --
       Units Outstanding ......................................                 --              --              --              --
       Unit Value (accumulation) ..............................    $            --    $         --    $         --    $         --

Net Assets: Total
    Contract value in accumulation period .....................    $       767,172    $    875,933    $    448,885    $  1,240,720
    Contract value in payout (annuitization) period ...........                 --              --              --             133
                                                                   ---------------    ------------    ------------    ------------
       Net Assets .............................................    $       767,172    $    875,933    $    448,885    $  1,240,853
                                                                   ===============    ============    ============    ============

FIFO Cost Of Shares In Underlying Fund ........................    $       747,467    $  1,218,618    $    476,770    $  1,224,559

See Notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2002

                                                                                          Investment Divisions
                                                                    -----------------------------------------------------------
                                                                                                                       Guardian
                                                                                       Guardian        Guardian         VC High
                                                                       Guardian          VC 500        VC Asset           Yield
                                                                          Stock           Index      Allocation            Bond
                                                                    -----------     -----------     -----------     -----------
2002 Investment Income
    Income:
       Reinvested dividends ....................................    $    85,018     $    84,643     $    42,206     $    93,088
    Expenses:
       Mortality expense risk and administrative charges .......        166,585          68,361          37,584          19,435
                                                                    -----------     -----------     -----------     -----------
    Net investment income/(expense) ............................        (81,567)         16,282           4,622          73,653
                                                                    -----------     -----------     -----------     -----------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments .......       (917,833)       (676,695)       (186,781)        (17,471)
       Reinvested realized gain distributions ..................             --              --              --              --
                                                                    -----------     -----------     -----------     -----------
    Net realized gain/(loss) on investments ....................       (917,833)       (676,695)       (186,781)        (17,471)
    Net change in unrealized appreciation/(depreciation)
       of investments ..........................................     (1,538,075)       (467,564)       (354,838)        (55,651)
                                                                    -----------     -----------     -----------     -----------
Net realized and unrealized gain/(loss) from investments .......     (2,455,908)     (1,144,259)       (541,619)        (73,122)
                                                                    -----------     -----------     -----------     -----------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations .................................................    $(2,537,475)    $(1,127,977)    $  (536,997)    $       531
                                                                    ===========     ===========     ===========     ===========

                                                                                          Investment Divisions
                                                                    ------------------------------------------------------------
                                                                                                                         Baillie
                                                                                                         Baillie         Gifford
                                                                       Guardian       Guardian           Gifford        Emerging
                                                                           Bond           Cash     International         Markets
                                                                    -----------    -----------     -------------     -----------
2002 Investment Income
    Income:
       Reinvested dividends ....................................    $   699,329    $   370,780     $       2,175     $     5,811
    Expenses:
       Mortality expense risk and administrative charges .......        265,887        555,521            41,970          18,713
                                                                    -----------    -----------     -------------     -----------
    Net investment income/(expense) ............................        433,442       (184,741)          (39,795)        (12,902)
                                                                    -----------    -----------     -------------     -----------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments .......         64,910             --         1,288,764         332,184
       Reinvested realized gain distributions ..................         55,605             --                --              --
                                                                    -----------    -----------     -------------     -----------
    Net realized gain/(loss) on investments ....................        120,515             --         1,288,764         332,184
    Net change in unrealized appreciation/(depreciation)
       of investments ..........................................        526,500             --            (2,758)        (22,522)
                                                                    -----------    -----------     -------------     -----------
Net realized and unrealized gain/(loss) from investments .......        647,015             --         1,286,006         309,662
                                                                    -----------    -----------     -------------     -----------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations .................................................    $ 1,080,457    $  (184,741)    $   1,246,211     $   296,760
                                                                    ===========    ===========     =============     ===========

                                                                        Investment Divisions
                                                                    ---------------------------
                                                                       Guardian
                                                                      Small Cap      Value Line
                                                                          Stock       Centurion
                                                                    -----------     -----------
2002 Investment Income
    Income:
       Reinvested dividends ....................................    $       104     $        --
    Expenses:
       Mortality expense risk and administrative charges .......         48,022          21,641
                                                                    -----------     -----------
    Net investment income/(expense) ............................        (47,918)        (21,641)
                                                                    -----------     -----------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments .......         53,750        (190,828)
       Reinvested realized gain distributions ..................             --              --
                                                                    -----------     -----------
    Net realized gain/(loss) on investments ....................         53,750        (190,828)
    Net change in unrealized appreciation/(depreciation)
       of investments ..........................................       (468,322)       (179,113)
                                                                    -----------     -----------
Net realized and unrealized gain/(loss) from investments .......       (414,572)       (369,941)
                                                                    -----------     -----------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations .................................................    $  (462,490)    $  (391,582)
                                                                    ===========     ===========

See Notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2002 (continued)

                                                                                          Investment Divisions
                                                                   --------------------------------------------------------------
                                                                     Value Line         AIM V.I.         AIM V.I.
                                                                      Strategic       Aggressive       Government        AIM V.I.
                                                                          Asset           Growth       Securities          Growth
                                                                     Management         Series I         Series I        Series I
                                                                   ------------     ------------     ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends ...................................    $    112,160     $         --     $    140,516    $         --
    Expenses:
       Mortality expense risk and administrative charges ......         145,608           18,468           98,785          13,042
                                                                   ------------     ------------     ------------    ------------
    Net investment income/(expense) ...........................         (33,448)         (18,468)          41,731         (13,042)
                                                                   ------------     ------------     ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ......        (689,763)        (112,483)         216,775        (261,109)
       Reinvested realized gain distributions .................              --               --               --              --
                                                                   ------------     ------------     ------------    ------------
    Net realized gain/(loss) on investments ...................        (689,763)        (112,483)         216,775        (261,109)
    Net change in unrealized appreciation/(depreciation)
       of investments .........................................        (540,595)        (195,995)         157,568         (97,756)
                                                                   ------------     ------------     ------------    ------------
Net realized and unrealized gain/(loss) from investments ......      (1,230,358)        (308,478)         374,343        (358,865)
                                                                   ------------     ------------     ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ................................................    $ (1,263,806)    $   (326,946)    $    416,074    $   (371,907)
                                                                   ============     ============     ============    ============

                                                                                           Investment Divisions
                                                                   ---------------------------------------------------------------
                                                                       AIM V.I.            Alger         Alliance         Alliance
                                                                        Premier         American         Growth &          Premier
                                                                         Equity        Leveraged           Income           Growth
                                                                       Series I           Allcap          Class B          Class B
                                                                   ------------     ------------     ------------     ------------
2002 Investment Income
    Income:
       Reinvested dividends ...................................    $     13,569     $        149     $        513     $         --
    Expenses:
       Mortality expense risk and administrative charges ......          65,027           24,557            4,524              266
                                                                   ------------     ------------     ------------     ------------
    Net investment income/(expense) ...........................         (51,458)         (24,408)          (4,011)            (266)
                                                                   ------------     ------------     ------------     ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ......        (550,640)        (168,251)          (2,560)            (262)
       Reinvested realized gain distributions .................              --               --            3,156               --
                                                                   ------------     ------------     ------------     ------------
    Net realized gain/(loss) on investments ...................        (550,640)        (168,251)             596             (262)
    Net change in unrealized appreciation/(depreciation)
       of investments .........................................        (988,430)        (558,294)         (40,576)            (770)
                                                                   ------------     ------------     ------------     ------------
Net realized and unrealized gain/(loss) from investments ......      (1,539,070)        (726,545)         (39,980)          (1,032)
                                                                   ------------     ------------     ------------     ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ................................................    $ (1,590,528)    $   (750,953)    $    (43,991)    $     (1,298)
                                                                   ============     ============     ============     ============

                                                                         Investment Divisions
                                                                   -----------------------------
                                                                                        Alliance
                                                                       Alliance        Bernstein
                                                                     Technology            Value
                                                                        Class B          Class B
                                                                   ------------     ------------
2002 Investment Income
    Income:
       Reinvested dividends ...................................    $         --     $         88
    Expenses:
       Mortality expense risk and administrative charges ......             556            2,768
                                                                   ------------     ------------
    Net investment income/(expense) ...........................            (556)          (2,680)
                                                                   ------------     ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ......            (296)          (9,642)
       Reinvested realized gain distributions .................              --               --
                                                                   ------------     ------------
    Net realized gain/(loss) on investments ...................            (296)          (9,642)
    Net change in unrealized appreciation/(depreciation)
       of investments .........................................         (22,765)          12,607
                                                                   ------------     ------------
Net realized and unrealized gain/(loss) from investments ......         (23,061)           2,965
                                                                   ------------     ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ................................................    $    (23,617)    $        285
                                                                   ============     ============

See Notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended  December 31, 2002 (continued)

                                                                                  Investment Divisions
                                                                ----------------------------------------------------
                                                                    American                                Fidelity
                                                                     Century            Fidelity                 VIP
                                                                  VP Capital        VIP Balanced          Contrafund
                                                                Appreciation     Service Class 2     Service Class 2
                                                                ------------     ---------------     ---------------
2002 Investment Income
    Income:
       Reinvested dividends ................................    $         --     $        61,961     $        26,907
    Expenses:
       Mortality expense risk and administrative charges ...          15,923              49,547              84,415
                                                                ------------     ---------------     ---------------
    Net investment income/(expense) ........................         (15,923)             12,414             (57,508)
                                                                ------------     ---------------     ---------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...        (202,334)           (103,320)           (171,604)
       Reinvested realized gain distributions ..............              --                  --                  --
                                                                ------------     ---------------     ---------------
    Net realized gain/(loss) on investments ................        (202,334)           (103,320)           (171,604)
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         (60,267)           (241,464)           (375,712)
                                                                ------------     ---------------     ---------------
Net realized and unrealized gain/(loss) from investments ...        (262,601)           (344,784)           (547,316)
                                                                ------------     ---------------     ---------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations .............................................    $   (278,524)    $      (332,370)    $      (604,824)
                                                                ============     ===============     ===============

                                                                                    Investment Divisions
                                                                -------------------------------------------------------
                                                                   Fidelity VIP            Fidelity            Fidelity
                                                                        Equity-                 VIP                 VIP
                                                                         Income              Growth             Mid Cap
                                                                Service Class 2     Service Class 2     Service Class 2
                                                                ---------------     ---------------     ---------------
2002 Investment Income
    Income:
       Reinvested dividends ................................    $        82,012     $         2,633     $            --
    Expenses:
       Mortality expense risk and administrative charges ...            117,440              40,224               7,660
                                                                ---------------     ---------------     ---------------
    Net investment income/(expense) ........................            (35,428)            (37,591)             (7,660)
                                                                ---------------     ---------------     ---------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...           (286,446)           (183,102)             (7,638)
       Reinvested realized gain distributions ..............            118,193                  --                  --
                                                                ---------------     ---------------     ---------------
    Net realized gain/(loss) on investments ................           (168,253)           (183,102)             (7,638)
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         (1,333,851)           (772,465)            (31,347)
                                                                ---------------     ---------------     ---------------
Net realized and unrealized gain/(loss) from investments ...         (1,502,104)           (955,567)            (38,985)
                                                                ---------------     ---------------     ---------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations .............................................    $    (1,537,532)    $      (993,158)    $       (46,645)
                                                                ===============     ===============     ===============

                                                                                             Investment Divisions
                                                                -----------------------------------------------------------------
                                                                   Franklin
                                                                  Templeton        Janus Aspen        Janus Aspen        Janus Aspen
                                                                     Growth         Aggressive            Capital           Flexible
                                                                 Securities             Growth       Appreciation             Income
                                                                    Class 2     Service Shares     Service Shares     Service Shares
                                                                -----------     --------------     --------------     --------------
2002 Investment Income
    Income:
       Reinvested dividends ................................    $     4,104     $           --     $        6,619     $       81,145
    Expenses:
       Mortality expense risk and administrative charges ...          2,883             18,300             38,000             43,466
                                                                -----------     --------------     --------------     --------------
    Net investment income/(expense) ........................          1,221            (18,300)           (31,381)            37,679
                                                                -----------     --------------     --------------     --------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...        (58,142)          (389,670)          (205,292)            10,172
       Reinvested realized gain distributions ..............          4,035                 --                 --                 --
                                                                -----------     --------------     --------------     --------------
    Net realized gain/(loss) on investments ................        (54,107)          (389,670)          (205,292)            10,172
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................        (17,477)          (129,932)          (176,445)           154,692
                                                                -----------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) from investments ...        (71,584)          (519,602)          (381,737)           164,864
                                                                -----------     --------------     --------------     --------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations .............................................    $   (70,363)    $     (537,902)    $     (413,118)    $      202,543
                                                                ===========     ==============     ==============     ==============

See Notes to financial statements.


                                   B-28 & B-29

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended  December 31, 2002 (continued)

                                                                                     Investment Divisions
                                                                 -------------------------------------------------------
                                                                     Janus Aspen         Janus Aspen                 MFS
                                                                      Growth and           Worldwide             Capital
                                                                          Income              Growth       Opportunities
                                                                  Service Shares      Service Shares       Service Class
                                                                 ---------------     ---------------     ---------------
2002 Investment Income
    Income:
       Reinvested dividends .................................    $         9,483     $        21,756     $            --
    Expenses:
       Mortality expense risk and administrative charges ....             26,351              83,127              25,078
                                                                 ---------------     ---------------     ---------------
    Net investment income/(expense) .........................            (16,868)            (61,371)            (25,078)
                                                                 ---------------     ---------------     ---------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....           (126,212)           (824,868)           (509,165)
       Reinvested realized gain distributions ...............                 --                  --                  --
                                                                 ---------------     ---------------     ---------------
    Net realized gain/(loss) on investments .................           (126,212)           (824,868)           (509,165)
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................           (285,982)           (126,196)           (125,172)
                                                                 ---------------     ---------------     ---------------
Net realized and unrealized gain/(loss) from investments ....           (412,194)           (951,064)           (634,337)
                                                                 ---------------     ---------------     ---------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..............................................    $      (429,062)    $    (1,012,435)    $      (659,415)
                                                                 ===============     ===============     ===============

                                                                                     Investment Divisions
                                                                 -------------------------------------------------------
                                                                             MFS                 MFS                 MFS
                                                                        Emerging           Investors                 New
                                                                          Growth               Trust           Discovery
                                                                   Service Class       Service Class       Service Class
                                                                 ---------------     ---------------     ---------------
2002 Investment Income
    Income:
       Reinvested dividends .................................    $            --     $         7,634     $            --
    Expenses:
       Mortality expense risk and administrative charges ....             17,978              30,563              42,711
                                                                 ---------------     ---------------     ---------------
    Net investment income/(expense) .........................            (17,978)            (22,929)            (42,711)
                                                                 ---------------     ---------------     ---------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....           (321,526)           (101,455)           (230,900)
       Reinvested realized gain distributions ...............                 --                  --                  --
                                                                 ---------------     ---------------     ---------------
    Net realized gain/(loss) on investments .................           (321,526)           (101,455)           (230,900)
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................           (182,323)           (340,540)           (907,400)
                                                                 ---------------     ---------------     ---------------
Net realized and unrealized gain/(loss) from investments ....           (503,849)           (441,995)         (1,138,300)
                                                                 ---------------     ---------------     ---------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..............................................    $      (521,827)    $      (464,924)    $    (1,181,011)
                                                                 ===============     ===============     ===============

                                                                                         Investment Divisions
                                                                 -----------------------------------------------------------------
                                                                                                       Van Kampen
                                                                                                             Life       Van Kampen
                                                                                                       Investment             Life
                                                                             MFS                            Trust       Investment
                                                                       Strategic      Prudential         Growth &            Trust
                                                                          Income        Jennison           Income       Government
                                                                   Service Class        Class II         Class II         Class II
                                                                 ---------------    ------------     ------------     ------------
2002 Investment Income
    Income:
       Reinvested dividends .................................    $        14,073    $         --     $         --     $         --
    Expenses:
       Mortality expense risk and administrative charges ....              9,246          14,624            2,621            6,043
                                                                 ---------------    ------------     ------------     ------------
    Net investment income/(expense) .........................              4,827         (14,624)          (2,621)          (6,043)
                                                                 ---------------    ------------     ------------     ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....              2,848        (162,989)          (1,699)           1,880
       Reinvested realized gain distributions ...............                 --              --               --               --
                                                                 ---------------    ------------     ------------     ------------
    Net realized gain/(loss) on investments .................              2,848        (162,989)          (1,699)           1,880
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................             28,681        (276,714)         (25,264)          22,336
                                                                 ---------------    ------------     ------------     ------------
Net realized and unrealized gain/(loss) from investments ....             31,529        (439,703)         (26,963)          24,216
                                                                 ---------------    ------------     ------------     ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..............................................    $        36,356    $   (454,327)    $    (29,584)    $     18,173
                                                                 ===============    ============     ============     ============

See Notes to financial statements.


                                   B-30 & B-31

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002

                                                                                       Investment Divisions
                                                                   -----------------------------------------------------------
                                                                                                                      Guardian
                                                                                      Guardian        Guardian         VC High
                                                                      Guardian          VC 500        VC Asset           Yield
                                                                         Stock           Index      Allocation            Bond
                                                                   -----------     -----------     -----------     -----------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $  (110,559)    $    (6,802)    $   (11,722)    $    27,653
    Net realized gain/(loss) from sale of investments .........     (1,439,299)       (119,726)        (48,107)         (6,180)
    Reinvested realized gain distributions ....................         57,034             664          44,258              --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................       (152,604)       (165,924)        (90,400)         23,945
                                                                   -----------     -----------     -----------     -----------
    Net increase/(decrease) resulting from operations .........     (1,645,428)       (291,788)       (105,971)         45,418
                                                                   -----------     -----------     -----------     -----------

2001 Contract Transactions
    Net contract purchase payments ............................      5,014,518       2,516,711       1,343,662         405,983
    Transfer between investment divisions .....................        340,171       1,224,146         250,321        (947,000)
    Transfer on account of death ..............................         (7,881)             --              --              --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................       (196,911)       (153,606)        (44,098)        (13,419)
    Transfer of investment credits ............................        148,303          75,501          40,300          12,180
    Contract fees .............................................         (2,161)           (514)           (337)            (28)
    Transfers - other .........................................          2,706             555          (4,380)            (66)
                                                                   -----------     -----------     -----------     -----------
    Net increase/(decrease) from contract transactions ........      5,298,745       3,662,793       1,585,468        (542,350)
                                                                   -----------     -----------     -----------     -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................             --              --              --              --
                                                                   -----------     -----------     -----------     -----------
Total Increase/(Decrease) in Net Assets .......................      3,653,317       3,371,005       1,479,497        (496,932)
    Net Assets at December 31, 2000 ...........................      5,277,599         475,303         857,535       1,026,375
                                                                   -----------     -----------     -----------     -----------
    Net Assets at December 31, 2001 ...........................    $ 8,930,916     $ 3,846,308     $ 2,337,032     $   529,443
                                                                   ===========     ===========     ===========     ===========

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $   (81,567)    $    16,282     $     4,622     $    73,653
    Net realized gain/(loss) from sale of investments .........       (917,833)       (676,695)       (186,781)        (17,471)
    Reinvested realized gain distributions ....................             --              --              --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................     (1,538,075)       (467,564)       (354,838)        (55,651)
                                                                   -----------     -----------     -----------     -----------
    Net increase/(decrease) resulting from operations .........     (2,537,475)     (1,127,977)       (536,997)            531
                                                                   -----------     -----------     -----------     -----------

2002 Contract Transactions
    Net contract purchase payments ............................      3,324,462       1,052,499         424,324         411,241
    Transfer between investment divisions .....................       (518,606)        762,240        (166,557)      2,995,564
    Transfer on account of death ..............................             --         (50,948)             --         (40,602)
    Transfer of annuity benefits, surrenders and partial
       withdrawals ............................................       (497,762)       (246,392)       (145,393)       (643,316)
    Transfer of investment credits ............................         95,334          30,086          12,156          12,177
    Contract fees .............................................         (5,411)         (2,470)         (1,218)           (469)
    Transfers - other .........................................          1,102           9,148            (177)            895
                                                                   -----------     -----------     -----------     -----------
    Net increase/(decrease) from contract transactions ........      2,399,119       1,554,163         123,135       2,735,490
                                                                   -----------     -----------     -----------     -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................         (4,675)        (75,419)             --          (6,951)
                                                                   -----------     -----------     -----------     -----------
Total Increase/(Decrease) in Net Assets .......................       (143,031)        350,767        (413,862)      2,729,070
    Net Assets at December 31, 2001 ...........................      8,930,916       3,846,308       2,337,032         529,443
                                                                   -----------     -----------     -----------     -----------
    Net Assets at December 31, 2002 ...........................    $ 8,787,885     $ 4,197,075     $ 1,923,170     $ 3,258,513
                                                                   ===========     ===========     ===========     ===========

                                                                                         Investment Divisions
                                                                  --------------------------------------------------------------
                                                                                                                         Baillie
                                                                                                         Baillie         Gifford
                                                                      Guardian        Guardian           Gifford        Emerging
                                                                          Bond            Cash     International         Markets
                                                                   -----------     -----------     -------------     -----------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $   332,906     $   181,618     $     (13,769)    $    (3,436)
    Net realized gain/(loss) from sale of investments .........         33,383              --           135,468          89,990
    Reinvested realized gain distributions ....................         45,236              --             8,080              --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................       (228,303)             --             3,117           7,299
                                                                   -----------     -----------     -------------     -----------
    Net increase/(decrease) resulting from operations .........        183,222         181,618           132,896          93,853
                                                                   -----------     -----------     -------------     -----------

2001 Contract Transactions
    Net contract purchase payments ............................      7,924,548      31,062,824           619,892         123,523
    Transfer between investment divisions .....................        723,680        (411,673)       (1,128,124)         63,865
    Transfer on account of death ..............................             --              --                --              --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................       (180,475)     (7,576,434)          (24,646)        (38,888)
    Transfer of investment credits ............................        237,732         930,864            18,597           3,705
    Contract fees .............................................           (559)         (1,122)              (80)            (65)
    Transfers - other .........................................          1,310          (7,773)            2,768             (74)
                                                                   -----------     -----------     -------------     -----------
    Net increase/(decrease) from contract transactions ........      8,706,236      23,996,686          (511,593)        152,066
                                                                   -----------     -----------     -------------     -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................             --          17,447                --              --
                                                                   -----------     -----------     -------------     -----------
Total Increase/(Decrease) in Net Assets .......................      8,889,458      24,195,751          (378,697)        245,919
    Net Assets at December 31, 2000 ...........................        814,427       5,085,784         1,092,851          21,255
                                                                   -----------     -----------     -------------     -----------
    Net Assets at December 31, 2001 ...........................    $ 9,703,885     $29,281,535     $     714,154     $   267,174
                                                                   ===========     ===========     =============     ===========

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $   433,442     $  (184,741)    $     (39,795)    $   (12,902)
    Net realized gain/(loss) from sale of investments .........         64,910              --         1,288,764         332,184
    Reinvested realized gain distributions ....................         55,605              --                --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................        526,500              --            (2,758)        (22,522)
                                                                   -----------     -----------     -------------     -----------
    Net increase/(decrease) resulting from operations .........      1,080,457        (184,741)        1,246,211         296,760
                                                                   -----------     -----------     -------------     -----------

2002 Contract Transactions
    Net contract purchase payments ............................      6,442,464      41,898,205           762,005         510,751
    Transfer between investment divisions .....................      2,281,453     (13,373,332)         (428,328)        (17,933)
    Transfer on account of death ..............................        (40,016)       (146,223)               --            (558)
    Transfer of annuity benefits, surrenders and partial
       withdrawals ............................................     (1,650,089)    (17,427,759)         (945,419)        (89,615)
    Transfer of investment credits ............................        191,068       1,251,076            22,802          15,230
    Contract fees .............................................         (4,676)         (7,066)             (472)           (281)
    Transfers - other .........................................          3,689          14,113             2,811           7,229
                                                                   -----------     -----------     -------------     -----------
    Net increase/(decrease) from contract transactions ........      7,223,893      12,209,014          (586,601)        424,823
                                                                   -----------     -----------     -------------     -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................         (8,758)         78,064                --              --
                                                                   -----------     -----------     -------------     -----------
Total Increase/(Decrease) in Net Assets .......................      8,295,592      12,102,337           659,610         721,583
    Net Assets at December 31, 2001 ...........................      9,703,885      29,281,535           714,154         267,174
                                                                   -----------     -----------     -------------     -----------
    Net Assets at December 31, 2002 ...........................    $17,999,477     $41,383,872     $   1,373,764     $   988,757
                                                                   ===========     ===========     =============     ===========

                                                                       Investment Divisions
                                                                   ---------------------------
                                                                      Guardian
                                                                     Small Cap      Value Line
                                                                         Stock       Centurion
                                                                   -----------     -----------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $   (21,873)    $   (11,814)
    Net realized gain/(loss) from sale of investments .........         49,645         (41,291)
    Reinvested realized gain distributions ....................             52         117,480
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................          6,638        (181,316)
                                                                   -----------     -----------
    Net increase/(decrease) resulting from operations .........         34,462        (116,941)
                                                                   -----------     -----------

2001 Contract Transactions
    Net contract purchase payments ............................        828,355         722,684
    Transfer between investment divisions .....................       (756,209)        138,388
    Transfer on account of death ..............................             --              --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................        (14,881)        (30,764)
    Transfer of investment credits ............................         24,823          21,680
    Contract fees .............................................           (356)           (173)
    Transfers - other .........................................          1,451             370
                                                                   -----------     -----------
    Net increase/(decrease) from contract transactions ........         83,183         852,185
                                                                   -----------     -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................             --              --
                                                                   -----------     -----------
Total Increase/(Decrease) in Net Assets .......................        117,645         735,244
    Net Assets at December 31, 2000 ...........................      1,360,419         327,576
                                                                   -----------     -----------
    Net Assets at December 31, 2001 ...........................    $ 1,478,064     $ 1,062,820
                                                                   ===========     ===========

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $   (47,918)    $   (21,641)
    Net realized gain/(loss) from sale of investments .........         53,750        (190,828)
    Reinvested realized gain distributions ....................             --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................       (468,322)       (179,113)
                                                                   -----------     -----------
    Net increase/(decrease) resulting from operations .........       (462,490)       (391,582)
                                                                   -----------     -----------

2002 Contract Transactions
    Net contract purchase payments ............................      1,385,865         858,737
    Transfer between investment divisions .....................      2,774,050         120,885
    Transfer on account of death ..............................             --              --
    Transfer of annuity benefits, surrenders and partial
       withdrawals ............................................     (2,352,544)       (246,387)
    Transfer of investment credits ............................         40,935          25,609
    Contract fees .............................................         (1,044)           (645)
    Transfers - other .........................................         38,727            (307)
                                                                   -----------     -----------
    Net increase/(decrease) from contract transactions ........      1,885,989         757,892
                                                                   -----------     -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................             --              --
                                                                   -----------     -----------
Total Increase/(Decrease) in Net Assets .......................      1,423,499         366,310
    Net Assets at December 31, 2001 ...........................      1,478,064       1,062,820
                                                                   -----------     -----------
    Net Assets at December 31, 2002 ...........................    $ 2,901,563     $ 1,429,130
                                                                   ===========     ===========

See Notes to financial statements.


                                   B-32 & B-33

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002 (continued)

                                                                                          Investment Divisions
                                                                   --------------------------------------------------------------
                                                                     Value Line         AIM V.I.         AIM V.I.
                                                                      Strategic       Aggressive       Government        AIM V.I.
                                                                          Asset           Growth       Securities          Growth
                                                                     Management         Series I         Series I        Series I
                                                                   ------------     ------------     ------------     ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $    101,624     $    (16,738)    $     54,493     $    (10,793)
    Net realized gain/(loss) from sale of investments .........        (110,092)         (40,942)           7,693          (84,587)
    Reinvested realized gain distributions ....................         431,950               --               --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................        (996,641)        (254,166)          12,851         (204,309)
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) resulting from operations .........        (573,159)        (311,846)          75,037         (299,689)
                                                                   ------------     ------------     ------------     ------------

2001 Contract Transactions
    Net contract purchase payments ............................       5,000,090          777,617        2,557,758          811,293
    Transfer between investment divisions .....................         980,201          (10,833)         135,165          180,295
    Transfer on account of death ..............................              --           (3,546)              --               --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................        (154,168)         (22,634)         (82,573)         (62,275)
    Transfer of investment credits ............................         149,761           23,325           76,732           22,482
    Contract fees .............................................          (1,100)            (449)            (103)            (191)
    Transfers - other .........................................          (1,689)           1,526           (8,102)          (1,637)
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) from contract transactions ........       5,973,095          765,006        2,678,877          949,967
                                                                   ------------     ------------     ------------     ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................              --               --               --               --
                                                                   ------------     ------------     ------------     ------------
Total Increase/(Decrease) in Net Assets .......................       5,399,936          453,160        2,753,914          650,278
    Net Assets at December 31, 2000 ...........................       1,986,451          658,103          389,649          407,345
                                                                   ------------     ------------     ------------     ------------
    Net Assets at December 31, 2001 ...........................    $  7,386,387     $  1,111,263     $  3,143,563     $  1,057,623
                                                                   ============     ============     ============     ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $    (33,448)    $    (18,468)    $     41,731     $    (13,042)
    Net realized gain/(loss) from sale of investments .........        (689,763)        (112,483)         216,775         (261,109)
    Reinvested realized gain distributions ....................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................        (540,595)        (195,995)         157,568          (97,756)
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) resulting from operations .........      (1,263,806)        (326,946)         416,074         (371,907)
                                                                   ------------     ------------     ------------     ------------

2002 Contract Transactions
    Net contract purchase payments ............................       2,453,367          424,191        2,786,630          347,299
    Transfer between investment divisions .....................          17,963          (80,718)       1,731,840          (76,472)
    Transfer on account of death ..............................        (162,190)              --             (410)          (9,997)
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................        (617,732)         (65,231)        (493,515)         (82,506)
    Transfer of investment credits ............................          71,919            9,957           83,386            9,998
    Contract fees .............................................          (5,133)          (1,259)          (1,782)            (691)
    Transfers - other .........................................           3,072            1,038             (848)             515
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) from contract transactions ........       1,761,266          287,978        4,105,301          188,146
                                                                   ------------     ------------     ------------     ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................         (46,579)              --               --           (3,712)
                                                                   ------------     ------------     ------------     ------------
Total Increase/(Decrease) in Net Assets .......................         450,881          (38,968)       4,521,375         (187,473)
    Net Assets at December 31, 2001 ...........................       7,386,387        1,111,263        3,143,563        1,057,623
                                                                   ------------     ------------     ------------     ------------
    Net Assets at December 31, 2002 ...........................    $  7,837,268     $  1,072,295     $  7,664,938     $    870,150
                                                                   ============     ============     ============     ============

                                                                                           Investment Divisions
                                                                   ---------------------------------------------------------------
                                                                       AIM V.I.            Alger         Alliance         Alliance
                                                                        Premier         American         Growth &          Premier
                                                                         Equity        Leveraged           Income           Growth
                                                                       Series I           Allcap          Class B          Class B
                                                                   ------------     ------------     ------------     ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $    (40,780)    $    (14,254)    $         --     $         --
    Net realized gain/(loss) from sale of investments .........         (80,360)         (87,046)              --               --
    Reinvested realized gain distributions ....................          78,741           25,722               --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................        (286,581)         (11,066)              --               --
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) resulting from operations .........        (328,980)         (86,644)              --               --
                                                                   ------------     ------------     ------------     ------------

2001 Contract Transactions
    Net contract purchase payments ............................       2,991,699        1,037,433               --               --
    Transfer between investment divisions .....................         583,731           12,446               --               --
    Transfer on account of death ..............................          (3,890)              --               --               --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................        (164,330)         (40,928)              --               --
    Transfer of investment credits ............................          89,724           31,007               --               --
    Contract fees .............................................            (454)            (128)              --               --
    Transfers - other .........................................           1,063             (773)              --               --
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) from contract transactions ........       3,497,543        1,039,057               --               --
                                                                   ------------     ------------     ------------     ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................              --               --               --               --
                                                                   ------------     ------------     ------------     ------------
Total Increase/(Decrease) in Net Assets .......................       3,168,563          952,413               --               --
    Net Assets at December 31, 2000 ...........................         877,922          297,836               --               --
                                                                   ------------     ------------     ------------     ------------
    Net Assets at December 31, 2001 ...........................    $  4,046,485     $  1,250,249     $         --     $         --
                                                                   ============     ============     ============     ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $    (51,458)    $    (24,408)    $     (4,011)    $       (266)
    Net realized gain/(loss) from sale of investments .........        (550,640)        (168,251)          (2,560)            (262)
    Reinvested realized gain distributions ....................              --               --            3,156               --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................        (988,430)        (558,294)         (40,576)            (770)
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) resulting from operations .........      (1,590,528)        (750,953)         (43,991)          (1,298)
                                                                   ------------     ------------     ------------     ------------

2002 Contract Transactions
    Net contract purchase payments ............................       1,410,256        1,115,223          487,195           46,944
    Transfer between investment divisions .....................        (336,289)         (11,893)          67,697            4,699
    Transfer on account of death ..............................            (524)              --               --               --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................        (305,763)         (61,908)          (8,139)              --
    Transfer of investment credits ............................          40,604           31,256           14,616            1,408
    Contract fees .............................................          (2,828)            (882)              --               --
    Transfers - other .........................................           2,765           (1,397)            (382)             256
                                                                   ------------     ------------     ------------     ------------
    Net increase/(decrease) from contract transactions ........         808,221        1,070,399          560,987           53,307
                                                                   ------------     ------------     ------------     ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................              --               --               --               --
                                                                   ------------     ------------     ------------     ------------
Total Increase/(Decrease) in Net Assets .......................        (782,307)         319,446          516,996           52,009
    Net Assets at December 31, 2001 ...........................       4,046,485        1,250,249               --               --
                                                                   ------------     ------------     ------------     ------------
    Net Assets at December 31, 2002 ...........................    $  3,264,178     $  1,569,695     $    516,996     $     52,009
                                                                   ============     ============     ============     ============

                                                                         Investment Divisions
                                                                   -----------------------------
                                                                                        Alliance
                                                                       Alliance        Bernstein
                                                                     Technology            Value
                                                                        Class B          Class B
                                                                   ------------     ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $         --     $         --
    Net realized gain/(loss) from sale of investments .........              --               --
    Reinvested realized gain distributions ....................              --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................              --               --
                                                                   ------------     ------------
    Net increase/(decrease) resulting from operations .........              --               --
                                                                   ------------     ------------

2001 Contract Transactions
    Net contract purchase payments ............................              --               --
    Transfer between investment divisions .....................              --               --
    Transfer on account of death ..............................              --               --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................              --               --
    Transfer of investment credits ............................              --               --
    Contract fees .............................................              --               --
    Transfers - other .........................................              --               --
                                                                   ------------     ------------
    Net increase/(decrease) from contract transactions ........              --               --
                                                                   ------------     ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................              --               --
                                                                   ------------     ------------
Total Increase/(Decrease) in Net Assets .......................              --               --
    Net Assets at December 31, 2000 ...........................              --               --
                                                                   ------------     ------------
    Net Assets at December 31, 2001 ...........................    $         --     $         --
                                                                   ============     ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $       (556)    $     (2,680)
    Net realized gain/(loss) from sale of investments .........            (296)          (9,642)
    Reinvested realized gain distributions ....................              --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................         (22,765)          12,607
                                                                   ------------     ------------
    Net increase/(decrease) resulting from operations .........         (23,617)             285
                                                                   ------------     ------------

2002 Contract Transactions
    Net contract purchase payments ............................           2,071          363,751
    Transfer between investment divisions .....................         192,160           26,677
    Transfer on account of death ..............................              --               --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................          (1,720)              --
    Transfer of investment credits ............................              62           10,912
    Contract fees .............................................              (7)              --
    Transfers - other .........................................          (2,182)           1,110
                                                                   ------------     ------------
    Net increase/(decrease) from contract transactions ........         190,384          402,450
                                                                   ------------     ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................              --               --
                                                                   ------------     ------------
Total Increase/(Decrease) in Net Assets .......................         166,767          402,735
    Net Assets at December 31, 2001 ...........................              --               --
                                                                   ------------     ------------
    Net Assets at December 31, 2002 ...........................    $    166,767     $    402,735
                                                                   ============     ============

See Notes to financial statements.


                                   B-34 & B-35

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002 (continued)

                                                                                    Investment Divisions
                                                                   ----------------------------------------------------
                                                                       American                                Fidelity
                                                                        Century            Fidelity                 VIP
                                                                     VP Capital        VIP Balanced          Contrafund
                                                                   Appreciation     Service Class 2     Service Class 2
                                                                   ------------     ---------------     ---------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $    (10,308)    $        (9,544)    $       (33,330)
    Net realized gain/(loss) from sale of investments .........        (211,987)            (27,329)            (60,544)
    Reinvested realized gain distributions ....................         179,322                  --              39,480
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................        (179,322)             37,345            (192,372)
                                                                   ------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations .........        (222,295)                472            (246,766)
                                                                   ------------     ---------------     ---------------

2001 Contract Transactions
    Net contract purchase payments ............................         657,059           1,850,433           2,246,115
    Transfer between investment divisions .....................          96,770              77,964             331,870
    Transfer on account of death ..............................          (3,566)                 --                  --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................         (16,039)            (20,810)           (137,797)
    Transfer of investment credits ............................          19,711              55,492              67,368
    Contract fees .............................................            (168)               (110)               (428)
    Transfers - other .........................................            (219)                 45                 375
                                                                   ------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions ........         753,548           1,963,014           2,507,503
                                                                   ------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................              --                  --                  --
                                                                   ------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets .......................         531,253           1,963,486           2,260,737
    Net Assets at December 31, 2000 ...........................         373,877             208,615           1,187,794
                                                                   ------------     ---------------     ---------------
    Net Assets at December 31, 2001 ...........................    $    905,130     $     2,172,101     $     3,448,531
                                                                   ============     ===============     ===============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $    (15,923)    $        12,414     $       (57,508)
    Net realized gain/(loss) from sale of investments .........        (202,334)           (103,320)           (171,604)
    Reinvested realized gain distributions ....................              --                  --                  --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................         (60,267)           (241,464)           (375,712)
                                                                   ------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations .........        (278,524)           (332,370)           (604,824)
                                                                   ------------     ---------------     ---------------

2002 Contract Transactions
    Net contract purchase payments ............................         347,921           1,442,579           2,091,217
    Transfer between investment divisions .....................         (66,050)           (251,862)            567,965
    Transfer on account of death ..............................              --              (1,128)                 --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................         (70,731)           (115,273)           (361,866)
    Transfer of investment credits ............................          10,223              42,779              59,871
    Contract fees .............................................            (591)             (1,531)             (2,196)
    Transfers - other .........................................           4,051                 (26)               (198)
                                                                   ------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions ........         224,823           1,115,538           2,354,793
                                                                   ------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................          (4,642)                 --               5,509
                                                                   ------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets .......................         (58,343)            783,168           1,755,478
    Net Assets at December 31, 2001 ...........................         905,130           2,172,101           3,448,531
                                                                   ------------     ---------------     ---------------
    Net Assets at December 31, 2002 ...........................    $    846,787     $     2,955,269     $     5,204,009
                                                                   ============     ===============     ===============

                                                                                      Investment Divisions
                                                                   -------------------------------------------------------
                                                                      Fidelity VIP            Fidelity            Fidelity
                                                                           Equity-                 VIP                 VIP
                                                                            Income              Growth             Mid Cap
                                                                   Service Class 2     Service Class 2     Service Class 2
                                                                   ---------------     ---------------     ---------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $       (42,664)    $       (22,077)    $            --
    Net realized gain/(loss) from sale of investments .........            (91,058)            (48,915)                 --
    Reinvested realized gain distributions ....................             31,442              45,172                  --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................            (55,126)             13,389                  --
                                                                   ---------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations .........           (157,406)            (12,431)                 --
                                                                   ---------------     ---------------     ---------------

2001 Contract Transactions
    Net contract purchase payments ............................          3,685,932           1,218,793                  --
    Transfer between investment divisions .....................            850,888             169,924                  --
    Transfer on account of death ..............................             (4,229)                 --                  --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................            (39,892)            (42,266)                 --
    Transfer of investment credits ............................            110,562              36,562                  --
    Contract fees .............................................               (257)               (484)                 --
    Transfers - other .........................................              4,107                (496)                 --
                                                                   ---------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions ........          4,607,111           1,382,033                  --
                                                                   ---------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................                 --                  --                  --
                                                                   ---------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets .......................          4,449,705           1,369,602                  --
    Net Assets at December 31, 2000 ...........................            458,652             392,392                  --
                                                                   ---------------     ---------------     ---------------
    Net Assets at December 31, 2001 ...........................    $     4,908,357     $     1,761,994     $            --
                                                                   ===============     ===============     ===============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ...........................    $       (35,428)    $       (37,591)    $        (7,660)
    Net realized gain/(loss) from sale of investments .........           (286,446)           (183,102)             (7,638)
    Reinvested realized gain distributions ....................            118,193                  --                  --
    Net change in unrealized appreciation/(depreciation)
      of investments ..........................................         (1,333,851)           (772,465)            (31,347)
                                                                   ---------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations .........         (1,537,532)           (993,158)            (46,645)
                                                                   ---------------     ---------------     ---------------

2002 Contract Transactions
    Net contract purchase payments ............................          3,866,922           1,716,034             633,347
    Transfer between investment divisions .....................            486,635            (124,051)            395,956
    Transfer on account of death ..............................            (11,773)               (695)                 --
    Transfer of annuity benefits, surrenders and partial
      withdrawals .............................................           (570,646)           (123,483)            (10,029)
    Transfer of investment credits ............................            115,168              50,634              18,999
    Contract fees .............................................             (2,596)             (1,534)                (22)
    Transfers - other .........................................                (66)             29,803                (599)
                                                                   ---------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions ........          3,883,644           1,546,708           1,037,652
                                                                   ---------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period .........................................                 --                  --                  --
                                                                   ---------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets .......................          2,346,112             553,550             991,007
    Net Assets at December 31, 2001 ...........................          4,908,357           1,761,994                  --
                                                                   ---------------     ---------------     ---------------
    Net Assets at December 31, 2002 ...........................    $     7,254,469     $     2,315,544     $       991,007
                                                                   ===============     ===============     ===============

                                                                                            Investment Divisions
                                                               --------------------------------------------------------------------
                                                                  Franklin
                                                                 Templeton        Janus Aspen        Janus Aspen        Janus Aspen
                                                                    Growth         Aggressive            Capital           Flexible
                                                                Securities             Growth       Appreciation             Income
                                                                   Class 2     Service Shares     Service Shares     Service Shares
                                                               -----------     --------------     --------------     --------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ........................   $        --     $      (20,003)    $      (12,558)    $       36,676
    Net realized gain/(loss) from sale of investments ......            --           (525,247)          (114,382)            13,481
    Reinvested realized gain distributions .................            --                 --                 --                 --
    Net change in unrealized appreciation/(depreciation)
      of investments .......................................            --            (64,694)          (303,047)           (12,468)
                                                               -----------     --------------     --------------     --------------
    Net increase/(decrease) resulting from operations ......            --           (609,944)          (429,987)            37,689
                                                               -----------     --------------     --------------     --------------

2001 Contract Transactions
    Net contract purchase payments .........................            --          1,137,240          1,526,503          1,292,651
    Transfer between investment divisions ..................            --         (1,949,007)          (109,257)                (7)
    Transfer on account of death ...........................            --             (3,073)            (3,671)                --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ..........................................            --           (122,637)           (61,696)           (31,470)
    Transfer of investment credits .........................            --             34,110             45,771             38,780
    Contract fees ..........................................            --               (413)              (506)               (80)
    Transfers - other ......................................            --              2,541              1,915                489
                                                               -----------     --------------     --------------     --------------
    Net increase/(decrease) from contract transactions .....            --           (901,239)         1,399,059          1,300,363
                                                               -----------     --------------     --------------     --------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ......................................            --                 --                 --                 --
                                                               -----------     --------------     --------------     --------------
Total Increase/(Decrease) in Net Assets ....................            --         (1,511,183)           969,072          1,338,052
    Net Assets at December 31, 2000 ........................            --          2,848,934          1,057,662            179,925
                                                               -----------     --------------     --------------     --------------
    Net Assets at December 31, 2001 ........................   $        --     $    1,337,751     $    2,026,734     $    1,517,977
                                                               ===========     ==============     ==============     ==============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ........................   $     1,221     $      (18,300)    $      (31,381)    $       37,679
    Net realized gain/(loss) from sale of investments ......       (58,142)          (389,670)          (205,292)            10,172
    Reinvested realized gain distributions .................         4,035                 --                 --                 --
    Net change in unrealized appreciation/(depreciation)
      of investments .......................................       (17,477)          (129,932)          (176,445)           154,692
                                                               -----------     --------------     --------------     --------------
    Net increase/(decrease) resulting from operations ......       (70,363)          (537,902)          (413,118)           202,543
                                                               -----------     --------------     --------------     --------------

2002 Contract Transactions
    Net contract purchase payments .........................       139,079            291,125            508,938            917,899
    Transfer between investment divisions ..................       238,645          2,206,403              4,373            580,472
    Transfer on account of death ...........................            --               (187)                --            (19,615)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ..........................................            --         (2,314,926)          (175,389)          (123,564)
    Transfer of investment credits .........................         4,172              7,923             14,520             27,280
    Contract fees ..........................................           (13)            (1,481)            (1,647)              (799)
    Transfers - other ......................................            26             28,261               (359)               (10)
                                                               -----------     --------------     --------------     --------------
    Net increase/(decrease) from contract transactions .....       381,909            217,118            350,436          1,381,663
                                                               -----------     --------------     --------------     --------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ......................................            --                 --                 --                 --
                                                               -----------     --------------     --------------     --------------
Total Increase/(Decrease) in Net Assets ....................       311,546           (320,784)           (62,682)         1,584,206
    Net Assets at December 31, 2001 ........................            --          1,337,751          2,026,734          1,517,977
                                                               -----------     --------------     --------------     --------------
    Net Assets at December 31, 2002 ........................   $   311,546     $    1,016,967     $    1,964,052     $    3,102,183
                                                               ===========     ==============     ==============     ==============


                                   B-36 & B-37

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002 (continued)

                                                                                     Investment Divisions
                                                                  -------------------------------------------------------
                                                                      Janus Aspen         Janus Aspen                 MFS
                                                                       Growth and           Worldwide             Capital
                                                                           Income              Growth       Opportunities
                                                                   Service Shares      Service Shares       Service Class
                                                                  ---------------     ---------------     ---------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................    $        (6,753)    $       (43,675)    $       (18,669)
    Net realized gain/(loss) from sale of investments ........            (38,702)           (609,002)            (54,494)
    Reinvested realized gain distributions ...................                 --                  --              88,329
    Net change in unrealized appreciation/(depreciation)
      of investments .........................................           (103,855)             46,909            (339,645)
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations ........           (149,310)           (605,768)           (324,479)
                                                                  ---------------     ---------------     ---------------

2001 Contract Transactions
    Net contract purchase payments ...........................          1,254,775           2,969,803           1,407,568
    Transfer between investment divisions ....................            123,857          (1,848,193)            165,778
    Transfer on account of death .............................                 --                  --                  --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ............................................            (42,284)           (120,234)            (62,061)
    Transfer of investment credits ...........................             37,641              89,086              42,006
    Contract fees ............................................               (217)               (859)               (188)
    Transfers - other ........................................              1,344              10,836               3,083
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions .......          1,375,116           1,100,439           1,556,186
                                                                  ---------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ........................................                 --                  --                  --
                                                                  ---------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets ......................          1,225,806             494,671           1,231,707
    Net Assets at December 31, 2000 ..........................            355,927           3,407,367             365,212
                                                                  ---------------     ---------------     ---------------
    Net Assets at December 31, 2001 ..........................    $     1,581,733     $     3,902,038     $     1,596,919
                                                                  ===============     ===============     ===============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................    $       (16,868)    $       (61,371)    $       (25,078)
    Net realized gain/(loss) from sale of investments ........           (126,212)           (824,868)           (509,165)
    Reinvested realized gain distributions ...................                 --                  --                  --
    Net change in unrealized appreciation/(depreciation)
      of investments .........................................           (285,982)           (126,196)           (125,172)
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations ........           (429,062)         (1,012,435)           (659,415)
                                                                  ---------------     ---------------     ---------------

2002 Contract Transactions
    Net contract purchase payments ...........................            419,630             918,002             546,840
    Transfer between investment divisions ....................            (20,464)           (378,077)            (41,901)
    Transfer on account of death .............................                 --                  --                  --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ............................................           (127,839)           (308,289)            (89,895)
    Transfer of investment credits ...........................             12,137              26,270              15,603
    Contract fees ............................................             (1,225)             (2,792)             (1,101)
    Transfers - other ........................................                602              (1,582)             (1,073)
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions .......            282,841             253,532             428,473
                                                                  ---------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ........................................             (6,004)                 --              (4,709)
                                                                  ---------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets ......................           (152,225)           (758,903)           (235,651)
    Net Assets at December 31, 2001 ..........................          1,581,733           3,902,038           1,596,919
                                                                  ---------------     ---------------     ---------------
    Net Assets at December 31, 2002 ..........................    $     1,429,508     $     3,143,135     $     1,361,268
                                                                  ===============     ===============     ===============

                                                                                     Investment Divisions
                                                                  -------------------------------------------------------
                                                                              MFS                 MFS                 MFS
                                                                         Emerging           Investors                 New
                                                                           Growth               Trust           Discovery
                                                                    Service Class       Service Class       Service Class
                                                                  ---------------     ---------------     ---------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................    $       (17,482)    $       (14,533)    $       (22,472)
    Net realized gain/(loss) from sale of investments ........           (191,854)           (117,894)            (33,270)
    Reinvested realized gain distributions ...................             72,360              24,987              31,294
    Net change in unrealized appreciation/(depreciation)
      of investments .........................................           (269,764)           (115,694)             31,631
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations ........           (406,740)           (223,134)              7,183
                                                                  ---------------     ---------------     ---------------

2001 Contract Transactions
    Net contract purchase payments ...........................            990,600           1,781,064           1,212,820
    Transfer between investment divisions ....................            129,498            (204,282)            454,731
    Transfer on account of death .............................             (3,236)                 --              (3,710)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ............................................            (36,943)            (38,462)            (66,008)
    Transfer of investment credits ...........................             29,713              53,432              36,379
    Contract fees ............................................               (301)               (102)               (346)
    Transfers - other ........................................              2,515                (815)              1,895
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions .......          1,111,846           1,590,835           1,635,761
                                                                  ---------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ........................................                 --                  --                  --
                                                                  ---------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets ......................            705,106           1,367,701           1,642,944
    Net Assets at December 31, 2000 ..........................            713,864             131,562             435,423
                                                                  ---------------     ---------------     ---------------
    Net Assets at December 31, 2001 ..........................    $     1,418,970     $     1,499,263     $     2,078,367
                                                                  ===============     ===============     ===============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................    $       (17,978)    $       (22,929)    $       (42,711)
    Net realized gain/(loss) from sale of investments ........           (321,526)           (101,455)           (230,900)
    Reinvested realized gain distributions ...................                 --                  --                  --
    Net change in unrealized appreciation/(depreciation)
      of investments .........................................           (182,323)           (340,540)           (907,400)
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) resulting from operations ........           (521,827)           (464,924)         (1,181,011)
                                                                  ---------------     ---------------     ---------------

2002 Contract Transactions
    Net contract purchase payments ...........................            386,448             755,974           1,858,112
    Transfer between investment divisions ....................           (214,920)            240,965             (64,123)
    Transfer on account of death .............................                 --                  --                (503)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ............................................            (68,310)           (125,732)           (182,966)
    Transfer of investment credits ...........................              9,221              22,253              54,973
    Contract fees ............................................               (771)             (1,231)             (1,215)
    Transfers - other ........................................              1,164                (311)             (5,288)
                                                                  ---------------     ---------------     ---------------
    Net increase/(decrease) from contract transactions .......            112,832             891,918           1,658,990
                                                                  ---------------     ---------------     ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ........................................                 --                  --              23,248
                                                                  ---------------     ---------------     ---------------
Total Increase/(Decrease) in Net Assets ......................           (408,995)            426,994             501,227
    Net Assets at December 31, 2001 ..........................          1,418,970           1,499,263           2,078,367
                                                                  ---------------     ---------------     ---------------
    Net Assets at December 31, 2002 ..........................    $     1,009,975     $     1,926,257     $     2,579,594
                                                                  ===============     ===============     ===============

                                                                                          Investment Divisions
                                                                  ----------------------------------------------------------------
                                                                                                         Van Kampen
                                                                                                               Life      Van Kampen
                                                                                                         Investment            Life
                                                                              MFS                             Trust      Investment
                                                                        Strategic       Prudential         Growth &           Trust
                                                                           Income         Jennison           Income      Government
                                                                    Service Class         Class II         Class II        Class II
                                                                  ---------------     ------------     ------------    ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................    $          (323)    $    (13,615)    $         --    $         --
    Net realized gain/(loss) from sale of investments ........              1,666          (31,841)              --              --
    Reinvested realized gain distributions ...................                 --            5,311               --              --
    Net change in unrealized appreciation/(depreciation)
      of investments .........................................              2,555          (28,499)              --              --
                                                                  ---------------     ------------     ------------    ------------
    Net increase/(decrease) resulting from operations ........              3,898          (68,644)              --              --
                                                                  ---------------     ------------     ------------    ------------

2001 Contract Transactions
    Net contract purchase payments ...........................            216,342          881,782               --              --
    Transfer between investment divisions ....................             31,752          219,758               --              --
    Transfer on account of death .............................                 --               --               --              --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ............................................            (12,385)         (17,916)              --              --
    Transfer of investment credits ...........................              6,490           26,452               --              --
    Contract fees ............................................                (25)            (156)              --              --
    Transfers - other ........................................                (10)             519               --              --
                                                                  ---------------     ------------     ------------    ------------
    Net increase/(decrease) from contract transactions .......            242,164        1,110,439               --              --
                                                                  ---------------     ------------     ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ........................................                 --               --               --              --
                                                                  ---------------     ------------     ------------    ------------
Total Increase/(Decrease) in Net Assets ......................            246,062        1,041,795               --              --
    Net Assets at December 31, 2000 ..........................              9,944          262,992               --              --
                                                                  ---------------     ------------     ------------    ------------
    Net Assets at December 31, 2001 ..........................    $       256,006     $  1,304,787     $         --    $         --
                                                                  ===============     ============     ============    ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................    $         4,827     $    (14,624)    $     (2,621)   $     (6,043)
    Net realized gain/(loss) from sale of investments ........              2,848         (162,989)          (1,699)          1,880
    Reinvested realized gain distributions ...................                 --               --               --              --
    Net change in unrealized appreciation/(depreciation)
      of investments .........................................             28,681         (276,714)         (25,264)         22,336
                                                                  ---------------     ------------     ------------    ------------
    Net increase/(decrease) resulting from operations ........             36,356         (454,327)         (29,584)         18,173
                                                                  ---------------     ------------     ------------    ------------

2002 Contract Transactions
    Net contract purchase payments ...........................            362,298          382,876          275,457         843,143
    Transfer between investment divisions ....................            119,481         (290,803)         195,359         381,367
    Transfer on account of death .............................                 --               --               --              --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ............................................            (17,527)         (74,993)            (505)        (26,786)
    Transfer of investment credits ...........................             10,692            8,992            8,264          25,290
    Contract fees ............................................               (195)            (559)             (11)            (65)
    Transfers - other ........................................                 61              (40)             (95)           (269)
                                                                  ---------------     ------------     ------------    ------------
    Net increase/(decrease) from contract transactions .......            474,810           25,473          478,469       1,222,680
                                                                  ---------------     ------------     ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payment Period ........................................                 --               --               --              --
                                                                  ---------------     ------------     ------------    ------------
Total Increase/(Decrease) in Net Assets ......................            511,166         (428,854)         448,885       1,240,853
    Net Assets at December 31, 2001 ..........................            256,006        1,304,787               --              --
                                                                  ---------------     ------------     ------------    ------------
    Net Assets at December 31, 2002 ..........................    $       767,172     $    875,933     $    448,885    $  1,240,853
                                                                  ===============     ============     ============    ============

See notes to financial statements.


                                  B-38 & B-39

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2002)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account F (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on February 24, 2000 and commenced operations on October 9, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account as selected by the contractowner. The contractowner may transfer his or her contract value among the forty investment options within the Account. However, a contractowner may only invest in up to twenty investment divisions at any time. Contractowners who qualify may also purchase a Contract Anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, which provides for preservation of principal.

      During the first contract year, a credit in an amount equal to 3% of each net premium payment is credited to the contract and is allocated among the contractowners' investment allocation options.

      The forty investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund, Inc.
Value Line Strategic Asset Management Trust
AIM V.I. Aggressive Growth Fund Series I
AIM V.I. Government Securities Fund Series I
AIM V.I. Growth Fund Series I
AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) Series I Alger American Leveraged AllCap Portfolio
Alliance Growth & Income Portfolio Class B
Alliance Premier Growth Portfolio Class B
Alliance Technology Portfolio Class B
AllianceBernstein Value Portfolio Class B
American Century VP Capital Appreciation Fund
Fidelity VIP Balanced Portfolio Service Class 2
Fidelity VIP Contrafund Portfolio Service Class 2
Fidelity VIP Equity-Income Portfolio Service Class 2
Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2
Franklin Templeton Growth Securities Fund Class 2
Janus Aspen Aggressive Growth Portfolio Service Shares
Janus Aspen Capital Appreciation Portfolio Service Shares
Janus Aspen Flexible Income Portfolio Service Shares
Janus Aspen Growth and Income Portfolio Service Shares
Janus Aspen Worldwide Growth Portfolio Service Shares
MFS Capital Opportunities Series Service Class
MFS Emerging Growth Series Service Class
MFS Investors Trust Series Service Class
MFS New Discovery Series Service Class
MFS Strategic Income Series (formerly MFS Global Governments Series)
  Service Class
Prudential Jennison Portfolio Class II
Van Kampen Life Investment Trust Growth & Income Portfolio Class II Van Kampen Life Investment Trust Government Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 2000 Individual Annuity Mortality Table. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund ("AMFF"), and are invested in the GCF subdivision of each separate account. At December 31, 2002, the AMFF balance in the GCF subdivision of Separate Account F was $326,795.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                                                               Purchases          Sales
                                                                            --------------    --------------
Guardian Stock Fund ....................................................    $    3,808,296    $    1,498,835
Guardian VC 500 Index Fund .............................................         3,757,979         2,244,592
Guardian VC Asset Allocation Fund ......................................           604,328           478,986
Guardian VC High Yield Bond Fund .......................................         5,221,471         2,409,843
Guardian Bond Fund, Inc. ...............................................        11,950,660         4,280,591
Guardian Cash Fund, Inc. ...............................................       477,874,573       465,262,086
Baillie Gifford International Fund .....................................       195,719,316       196,343,742
Baillie Gifford Emerging Markets Fund ..................................        66,545,856        66,115,222
The Guardian Small Cap Stock Fund ......................................        35,908,726        34,082,633
Value Line Centurion Fund, Inc. ........................................         1,091,582           363,690
Value Line Strategic Asset Management Trust ............................         3,289,787         1,602,940
AIM V.I. Aggressive Growth Fund Series I ...............................           432,033           154,055
AIM V.I. Government Securities Fund Series I ...........................        13,862,770         9,726,952
AIM V.I. Growth Fund Series I ..........................................           453,876           279,442
AIM V.I. Premier Equity Fund  (formerly AIM V.I. Value Fund) Series I ..         1,798,470         1,046,681
Alger American Leveraged AllCap Portfolio ..............................         1,377,288           336,741
Alliance Growth & Income Portfolio Class B .............................           573,373             8,718
Alliance Premier Growth Portfolio Class B ..............................            69,629            16,322
Alliance Technology Portfolio Class B ..................................           192,794             2,410
AllianceBernstein Value Portfolio Class B ..............................           470,751            68,212
American Century VP Capital Appreciation Fund ..........................           597,256           387,073
Fidelity VIP Balanced Portfolio Service Class 2 ........................         1,842,945           715,446
Fidelity VIP Contrafund Portfolio Service Class 2 ......................         3,017,778           710,569
Fidelity VIP Equity-Income Portfolio Service Class 2 ...................         5,196,338         1,222,489
Fidelity VIP Growth Portfolio Service Class 2 ..........................        26,524,293        25,014,953
Fidelity VIP Mid Cap Portfolio Service Class 2 .........................         1,092,878            55,226
Franklin Templeton Growth Securities Fund Class 2 ......................           779,505           389,457
Janus Aspen Aggressive Growth Portfolio Service Shares .................        11,642,130        11,435,011
Janus Aspen Capital Appreciation Portfolio Service Shares ..............           774,257           457,202
Janus Aspen Flexible Income Portfolio Service Shares ...................         1,766,758           333,950
Janus Aspen Growth and Income Portfolio Service Shares .................           658,399           402,080
Janus Aspen Worldwide Growth Portfolio Service Shares ..................       154,176,378       153,981,090
MFS Capital Opportunities Series Service Class .........................           976,021           582,258
MFS Emerging Growth Series Service Class ...............................           504,797           401,966
MFS Investors Trust Series Service Class ...............................         1,126,402           256,849
MFS New Discovery Series Service Class .................................         2,181,793           539,554
MFS Strategic Income Series (formerly MFS Global Governments Series)
   Service Class .......................................................           615,766           126,884
Prudential Jennison Portfolio Class II .................................           435,003           419,530
Van Kampen Life Investment Trust Growth & Income Portfolio Class II ....           507,096            28,627
Van Kampen Life Investment Trust Government Portfolio Class II .........         1,271,608            48,929
                                                                            --------------    --------------
Total ..................................................................    $1,040,690,959    $  983,831,836
                                                                            ==============    ==============


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). For the years ended December 31, 2001 and 2002 contract fees amounted to $12,460 and $57,909, respectively.

Expense Charges

      (1) A charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.55% for the first four contract years and thereafter 1.45% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

      a) Contract Anniversary Enhanced Death Benefit Rider or Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .25%;

      b) Contract Anniversary Enhanced Death Benefit Rider and/or Living Benefit Rider and/or Earnings Benefit Rider, with an annual rate of .50%;

      c) Contract Anniversary Enhanced Death Benefit Rider, Living Benefit and Earnings Benefit Rider, with an annual rate of .75%.

      (2) A daily administrative expense charge against the net assets of each investment option in the amount equal to .20% on an annual basis.

      (3) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to ..75% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, American Century Investment Management, Inc., Fidelity Management & Research Company, Janus Capital Corporation, Prudential Investments Fund Management LLC, Van Kampen Asset Management Inc., and MFS Investment Management fund families which compensate GIAC for administrative services provided. These fees range from .05% to .25% of the average daily net assets.

Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed against redemptions and paid to GIAC during the first four contract years.

                Numbers of Contract           Contingent Deferred
                  Years Completed           Sales Charge Percentage
                -------------------         -----------------------
                         0                            3%
                         1                            2%
                         2                            1%
                         3                            1%
                         4+                           0%

      Contingent deferred sales charges were $653,762 for the year ended December 31, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

                                                                                2002                        2001
                                                              ----------------------------------------   -------------
                                                                               Units     Net Increase/   Net Increase/
                                                              Units Issued   Redeemed      (Decrease)      (Decrease)
                                                              ------------   --------    -------------   -------------
The Guardian Stock Fund                                           595,321     214,265          381,056        776,285
The Guardian VC 500 Index Fund                                    263,312      41,079          222,233        384,324
The Guardian VC Asset Allocation Fund                              55,706      43,221           12,485        180,853
The Guardian VC High Yield Bond Fund                              339,110      68,584          270,526        (59,426)
The Guardian Bond Fund, Inc.                                      803,145     163,631          639,514        786,544
The Guardian Cash Fund, Inc.                                    4,208,215   2,969,702        1,238,513      2,284,145
Baillie Gifford International Fund                                289,206     154,193          135,013        (19,124)
Baillie Gifford Emerging Markets Fund                             100,258      11,004           89,254         27,111
The Guardian Small Cap Stock Fund                                 545,473     290,440          255,033         32,685
Value Line Centurion Fund, Inc.                                   162,453      42,535          119,918        115,251
Value Line Strategic Asset Management Trust                       376,895     151,330          225,565        698,322
AIM V.I. Aggressive Growth Fund Series I                           80,012      31,562           48,450        102,005
AIM V.I. Government Securities Fund Series I                      420,566      50,091          370,475        244,439
AIM V.I. Growth Fund Series I                                      89,680      38,448           51,232        141,248
AIM V.I. Premier Equity Fund (formerly AIM V.I. Value
   Fund) Series I                                                 210,996     106,455          104,541        393,431
Alger American Leveraged AllCap Portfolio                         196,597      26,136          170,461        148,589
Alliance Growth & Income Portfolio Class B                         66,873       1,817           65,056             --
Alliance Premier Growth Portfolio Class B                           6,598          --            6,598             --
Alliance Technology Portfolio Class B                              18,929          77           18,852             --
AllianceBernstein Value Portfolio Class B                          47,602           5           47,597             --
American Century VP Capital Appreciation Fund                      64,544      29,954           34,590        103,726
Fidelity VIP Balanced Portfolio Service Class 2                   170,639      47,753          122,886        213,915
Fidelity VIP Contrafund Portfolio Service Class 2                 346,778      46,058          300,720        273,617
Fidelity VIP Equity-Income Portfolio Service Class 2              496,793      72,439          424,354        453,474
Fidelity VIP Growth Portfolio Service Class 2                     296,604      65,531          231,073        190,222
Fidelity VIP Mid Cap Portfolio Service Class 2                    104,498         639          103,859             --
Franklin Templeton Growth Securities Fund Class 2                  40,092         777           39,315             --
Janus Aspen Aggressive Growth Portfolio Service Shares            652,524     628,169           24,355        (83,142)
Janus Aspen Capital Appreciation Portfolio Service Shares          88,221      41,521           46,700        186,674
Janus Aspen Flexible Income Portfolio Service Shares              141,956      17,584          124,372        122,509
Janus Aspen Growth and Income Portfolio Service Shares             63,890      23,595           40,295        153,432
Janus Aspen Worldwide Growth Portfolio Service Shares             169,982     107,126           62,856        198,450
MFS Capital Opportunities Series Service Class                    101,296      40,827           60,469        184,062
MFS Emerging Growth Series Service Class                           92,880      67,941           24,939        174,911
MFS Investors Trust Series Service Class                          145,200      22,191          123,009        173,480
MFS New Discovery Series Service Class                            245,458     132,072          113,386        172,306
MFS Strategic Income Series (formerly MFS Global
   Governments Series) Service Class                               45,397       1,640           43,757         23,081
Prudential Jennison Portfolio Class II                             67,120      68,497           (1,377)       164,251
Van Kampen Life Investment Trust Growth & Income
   Portfolio Class II                                              54,836          98           54,738             --
Van Kampen Life Investment Trust Government
   Portfolio Class II                                             121,348       4,061          117,287             --


----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 6 -- UNIT  VALUES

      The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders' accounts through redemption of units.

The Guardian Separate Account F

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
REGULAR CONTRACT

The Guardian Stock Fund(1)
        2002                               1,310,521       $ 4.85     $ 6,360,044        1.75%         0.89%      -22.26%
        2001                                 954,095         6.24       5,956,177        1.75%         0.27%      -22.82%
        2000                                 408,596         8.09       3,304,809        1.75%         0.04%      -19.12%
The Guardian VC 500 Index Fund(1)
        2002                                 444,538       $ 6.08     $ 2,702,977        1.75%         2.17%      -23.77%
        2001                                 310,994         7.98       2,480,692        1.75%         1.59%      -13.46%
        2000                                  20,902         9.22         192,672        1.75%         0.37%       -7.82%
The Guardian VC Asset Allocation Fund(1)
        2002                                 157,950       $ 6.85     $ 1,082,126        1.75%         1.97%      -21.28%
        2001                                 133,129         8.70       1,158,693        1.75%         1.21%      -10.62%
        2000                                  26,142         9.74         254,567        1.75%         2.47%       -2.62%
The Guardian VC High Yield Bond Fund(1)
        2002                                 272,713       $ 9.49     $ 2,587,996        1.75%         8.38%       -0.48%
        2001                                  40,009         9.54         381,497        1.75%         4.96%        1.75%
        2000                                 108,667         9.37       1,018,364        1.75%         5.30%       -6.29%
The Guardian Bond Fund, Inc.(1)
        2002                               1,057,872       $11.90     $12,588,177        1.75%         4.60%        7.56%
        2001                                 557,110        11.06       6,163,595        1.75%         7.92%        6.96%
        2000                                  31,026        10.34         320,914        1.75%         3.18%        3.43%
The Guardian Cash Fund, Inc.(1)
        2002                               3,565,569       $10.23     $36,479,430        1.75%         1.17%       -0.52%
        2001                               2,319,918        10.28      23,859,363        1.75%         2.60%        1.78%
        2000                                 340,712        10.10       3,442,824        1.75%         0.90%        1.05%
Baillie Gifford International Fund(1)
        2002                                 153,611       $ 5.91     $   908,583        1.75%         0.09%      -19.14%
        2001                                  66,026         7.32         482,992        1.75%           --       -21.79%
        2000                                 102,369         9.35         957,503        1.75%           --        -6.47%
Baillie Gifford Emerging Markets Fund(1)
        2002                                  92,064       $ 8.32     $   766,087        1.75%         0.54%       -7.98%
        2001                                  22,937         9.04         207,409        1.75%         0.25%        4.45%
        2000                                     898         8.66           7,774        1.75%           --       -13.42%
The Guardian Small Cap Stock Fund(1)
        2002                                 281,326       $ 6.28     $ 1,766,932        1.75%           --       -16.97%
        2001                                 136,074         7.56       1,029,359        1.75%         0.01%       -9.43%
        2000                                 150,297         8.35       1,255,340        1.75%           --       -16.48%
Value Line Centurion Fund, Inc.(1)
        2002                                 195,742       $ 5.22     $ 1,021,831        1.75%           --       -24.28%
        2001                                 109,752         6.89         756,650        1.75%         0.22%      -17.81%
        2000                                  21,898         8.39         183,673        1.75%           --       -16.12%
Value Line Strategic Asset Management
  Trust(1)
        2002                                 781,005       $ 6.88     $ 5,370,410        1.75%         1.35%      -14.06%
        2001                                 587,990         8.00       4,704,506        1.75%         4.06%      -14.44%
        2000                                 138,189         9.35       1,292,320        1.75%           --        -6.48%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
REGULAR CONTRACT
AIM V.I. Aggressive Growth Fund
  Series I(1)
        2002                                 176,810       $ 4.72     $   834,803        1.75%           --       -24.02%
        2001                                 141,527         6.21         879,416        1.75%           --       -27.35%
        2000                                  58,870         8.55         503,541        1.75%           --       -14.47%
AIM V.I. Government Securities Fund
  Series I(1)
        2002                                 472,407       $11.67     $ 5,510,715        1.75%         2.49%        7.68%
        2001                                 192,339        10.83       2,083,660        1.75%         5.21%        4.55%
        2000                                  19,443        10.36         201,458        1.75%         3.87%        3.61%
AIM V.I. Growth Fund Series I(1)
        2002                                 132,724       $ 3.46     $   459,257        1.75%           --       -32.18%
        2001                                 118,449         5.10         604,326        1.75%         0.35%      -35.04%
        2000                                  28,739         7.85         225,718        1.75%         0.01%      -21.46%
AIM V.I. Premier Equity Fund (formerly
  AIM V.I. Value Fund) Series I(1)
        2002                                 431,690       $ 5.37     $ 2,319,759        1.75%         0.37%      -31.48%
        2001                                 318,967         7.84       2,501,410        1.75%         0.21%      -14.09%
        2000                                  39,797         9.13         363,288        1.75%         0.09%       -8.72%
Alger American Leveraged AllCap
  Portfolio(1)
        2002                                 270,058       $ 4.28     $ 1,156,027        1.75%         0.01%      -35.07%
        2001                                 124,879         6.59         823,240        1.75%           --       -17.40%
        2000                                  21,435         7.98         171,068        1.75%           --       -20.19%
Alliance Growth & Income Portfolio
  Class B(2)
        2002                                  20,302       $ 7.96     $   161,613        1.75%         0.20%      -20.40%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Premier Growth Portfolio
  Class B(2)
        2002                                   5,757       $ 7.88     $    45,392        1.75%           --       -21.15%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Technology Portfolio Class B(2)
        2002                                  14,651       $ 6.77     $    99,240        1.75%           --       -32.26%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AllianceBernstein Value Portfolio
  Class B(2)
        2002                                  32,363       $ 8.47     $   274,054        1.75%         0.06%      -15.32%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
American Century VP Capital
  Appreciation Fund(1)
        2002                                 121,885       $ 4.65     $   566,784        1.75%           --       -22.58%
        2001                                  84,699         6.01         508,718        1.75%           --       -29.32%
        2000                                  10,955         8.50          93,093        1.75%           --       -15.02%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-46                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
REGULAR CONTRACT
Fidelity VIP Balanced Portfolio Service
  Class 2(1)
        2002                                 277,402       $ 8.25     $ 2,288,979        1.75%         2.19%      -10.52%
        2001                                 174,176         9.22       1,606,245        1.75%         0.98%       -3.58%
        2000                                  19,736         9.56         188,770        1.75%           --        -4.35%
Fidelity VIP Contrafund Portfolio
  Service Class 2(1)
        2002                                 463,856       $ 7.19     $ 3,336,170        1.75%         0.56%      -11.18%
        2001                                 259,861         8.10       2,104,315        1.75%         0.45%      -14.00%
        2000                                  86,819         9.42         817,480        1.75%           --        -5.84%
Fidelity VIP Equity-Income Portfolio
  Service Class 2(1)
        2002                                 694,772       $ 7.80     $ 5,416,656        1.75%         1.22%      -18.60%
        2001                                 409,221         9.58       3,919,404        1.75%         0.41%       -6.88%
        2000                                  40,670        10.29         418,306        1.75%           --         2.85%
Fidelity VIP Growth Portfolio Service
  Class 2(1)
        2002                                 334,810       $ 4.87     $ 1,629,112        1.75%         0.11%      -31.51%
        2001                                 185,722         7.10       1,319,521        1.75%         0.04%      -19.30%
        2000                                  20,581         8.80         181,197        1.75%           --       -11.96%
Fidelity VIP Mid Cap Portfolio Service
  Class 2(2)
        2002                                  47,159       $ 8.62     $   406,447        1.75%           --       -13.81%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Franklin Templeton Growth Securities
  Fund Class 2(2)
        2002                                  34,823       $ 7.93     $   275,994        1.75%         2.49%      -20.74%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Aggressive Growth Portfolio
  Service Shares(1)
        2002                                 241,494       $ 2.99     $   721,846        1.75%           --       -29.37%
        2001                                 205,062         4.23         867,886        1.75%           --       -40.65%
        2000                                 335,810         7.13       2,394,513        1.75%           --       -28.69%
Janus Aspen Capital Appreciation
  Portfolio Service Shares(1)
        2002                                 220,781       $ 5.31     $ 1,171,775        1.75%         0.30%      -17.40%
        2001                                 196,464         6.43       1,262,320        1.75%         1.04%      -23.20%
        2000                                  68,005         8.37         568,906        1.75%         0.42%      -16.34%
Janus Aspen Flexible Income Portfolio
  Service Shares(1)
        2002                                 228,476       $11.74     $ 2,682,715        1.75%         3.27%        8.23%
        2001                                 105,572        10.85       1,145,321        1.75%         6.39%        5.61%
        2000                                   9,818        10.27         100,850        1.75%         1.19%        2.72%
Janus Aspen Growth and Income Portfolio
  Service Shares(1)
        2002                                 156,458       $ 5.86     $   917,540        1.75%         0.63%      -23.14%
        2001                                 121,621         7.63         927,942        1.75%         1.21%      -15.09%
        2000                                  22,894         8.99         205,710        1.75%         0.17%      -10.15%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
REGULAR CONTRACT
Janus Aspen Worldwide Growth Portfolio
  Service Shares(1)
        2002                                 426,830       $ 4.77     $ 2,037,957        1.75%         0.46%      -27.01%
        2001                                 415,064         6.54       2,714,978        1.75%         0.29%      -23.97%
        2000                                 342,876         8.60       2,949,824        1.75%         0.01%      -13.97%
MFS Capital Opportunities Series Service
  Class(1)
        2002                                 189,461       $ 4.59     $   870,391        1.75%           --       -31.06%
        2001                                 160,662         6.66       1,070,571        1.75%           --       -25.01%
        2000                                  19,346         8.89         171,906        1.75%           --       -11.14%
MFS Emerging Growth Series Service
  Class(1)
        2002                                 202,288       $ 3.55     $   717,788        1.75%           --       -35.01%
        2001                                 166,921         5.46         911,371        1.75%           --       -34.78%
        2000                                  69,400         8.37         580,987        1.75%           --       -16.28%
MFS Investors Trust Series Service
  Class(1)
        2002                                 242,975       $ 6.22     $ 1,510,483        1.75%         0.44%      -22.53%
        2001                                 135,458         8.02       1,087,010        1.75%         0.56%      -17.57%
        2000                                   8,291         9.73          80,711        1.75%           --        -2.65%
MFS New Discovery Series Service Class(1)
        2002                                 253,219       $ 5.84     $ 1,477,535        1.75%           --       -32.99%
        2001                                 150,658         8.71       1,311,935        1.75%           --        -6.91%
        2000                                  25,431         9.35         237,889        1.75%           --        -6.46%
MFS Strategic Income Series (formerly
  MFS Global Governments Series)
Service Class(1)
        2002                                  54,620       $11.33     $   618,769        1.75%         2.66%        6.30%
        2001                                  18,001        10.66         191,843        1.75%         1.72%        2.73%
        2000                                     959        10.37           9,944        1.75%           --         3.74%
Prudential Jennison Portfolio Class II(1)
        2002                                 153,989       $ 4.51     $   694,641        1.75%           --       -32.37%
        2001                                 146,648         6.67         978,141        1.75%           --       -20.03%
        2000                                  17,049         8.34         142,189        1.75%           --       -16.60%
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(2)
        2002                                  38,200       $ 8.20     $   313,423        1.75%           --       -17.95%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(2)
        2002                                  89,327       $10.58     $   945,341        1.75%           --         5.83%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-48                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
LIVING BENEFIT RIDER (LBR)
The Guardian Stock Fund(1)
        2002                                  31,601       $ 4.83     $   152,507        2.00%         0.89%      -22.46%
        2001                                  25,582         6.22         159,207        2.00%         0.27%      -23.01%
        2000                                  12,026         8.08          97,212        2.00%         0.04%      -19.17%
The Guardian VC 500 Index Fund(1)
        2002                                  23,087       $ 6.05     $   139,592        2.00%         2.17%      -23.96%
        2001                                  15,254         7.95         121,300        2.00%         1.59%      -13.69%
        2000                                      --           --              --          --            --           --
The Guardian VC Asset Allocation Fund (1)
        2002                                   7,484       $ 6.81     $    50,984        2.00%         1.97%      -21.48%
        2001                                   5,439         8.68          47,195        2.00%         1.21%      -10.84%
        2000                                   2,226         9.73          21,664        2.00%         2.47%       -2.68%
The Guardian VC High Yield Bond Fund(1)
        2002                                   3,273       $ 9.44     $    30,887        2.00%         8.38%       -0.73%
        2001                                   1,858         9.51          17,658        2.00%         4.96%        1.48%
        2000                                      --           --              --          --            --           --
The Guardian Bond Fund, Inc.(1)
        2002                                  98,348       $11.83     $ 1,163,750        2.00%         4.60%        7.29%
        2001                                  88,467        11.03         975,722        2.00%         7.92%        6.70%
        2000                                  15,057        10.34         155,648        2.00%         3.18%        3.37%
The Guardian Cash Fund, Inc.(1)
        2002                                  39,845       $10.17     $   405,373        2.00%         1.17%       -0.77%
        2001                                  33,195        10.25         340,337        2.00%         2.60%        1.52%
        2000                                   5,959        10.10          60,177        2.00%         0.90%        0.99%
Baillie Gifford International Fund(1)
        2002                                   1,434       $ 5.88     $     8,434        2.00%         0.09%      -19.35%
        2001                                     550         7.29           4,014        2.00%           --       -21.99%
        2000                                     228         9.35           2,131        2.00%           --        -6.52%
Baillie Gifford Emerging Markets Fund(1)
        2002                                   1,218       $ 8.27     $    10,082        2.00%         0.54%       -8.21%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
The Guardian Small Cap Stock Fund(1)
        2002                                   3,196       $ 6.24     $    19,958        2.00%           --       -17.19%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Value Line Centurion Fund, Inc.(1)
        2002                                   3,069       $ 5.19     $    15,931        2.00%           --       -24.47%
        2001                                   2,814         6.87          19,342        2.00%         0.22%      -18.02%
        2000                                      --           --              --          --            --           --
Value Line Strategic Asset Management
  Trust(1)
        2002                                  49,427       $ 6.84     $   337,973        2.00%         1.35%      -14.27%
        2001                                  40,037         7.98         319,341        2.00%         4.06%      -14.66%
        2000                                   6,498         9.35          60,731        2.00%           --        -6.54%
AIM V.I. Aggressive Growth Fund
  Series I(1)
        2002                                   4,628       $ 4.70     $    21,731        2.00%           --       -24.21%
        2001                                   3,346         6.19          20,728        2.00%           --       -27.53%
        2000                                   1,075         8.55           9,187        2.00%           --       -14.52%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-49
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
LIVING BENEFIT RIDER (LBR)
AIM V.I. Government Securities Fund
  Series I(1)
        2002                                  37,902       $11.60     $   439,666        2.00%         2.49%        7.41%
        2001                                  35,164        10.80         379,754        2.00%         5.21%        4.29%
        2000                                   8,455        10.36          87,547        2.00%         3.87%        3.55%
AIM V.I. Growth Fund Series I(1)
        2002                                   5,927       $ 3.44     $    20,394        2.00%           --       -32.35%
        2001                                   4,806         5.09          24,446        2.00%         0.35%      -35.20%
        2000                                     845         7.85           6,632        2.00%         0.01%      -21.51%
AIM V.I. Premier Equity Fund (formerly
  AIM V.I. Value Fund) Series I(1)
        2002                                  15,602       $ 5.34     $    83,372        2.00%         0.37%      -31.65%
        2001                                  16,772         7.82         131,119        2.00%         0.21%      -14.31%
        2000                                     519         9.12           4,732        2.00%         0.09%       -8.77%
Alger American Leveraged AllCap
  Portfolio(1)
        2002                                   5,993       $ 4.26     $    25,512        2.00%         0.01%      -35.23%
        2001                                   3,469         6.57          22,795        2.00%           --       -17.61%
        2000                                      --           --              --          --            --           --
Alliance Growth & Income Portfolio
  Class B(2)
        2002                                     311       $ 7.94     $     2,469        2.00%         0.20%      -20.55%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Premier Growth Portfolio Class B(2)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Technology Portfolio Class B(2)
        2002                                      49       $ 6.76     $       334        2.00%           --       -32.38%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AllianceBernstein Value Portfolio
  Class B(2)
        2002                                     889       $ 8.46     $     7,518        2.00%         0.06%      -15.44%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
American Century VP Capital Appreciation
  Fund(1)
        2002                                   8,454       $ 4.62     $    39,094        2.00%           --       -22.77%
        2001                                   8,535         5.99          51,101        2.00%           --       -29.51%
        2000                                      --           --              --          --            --           --
Fidelity VIP Balanced Portfolio Service
  Class 2(1)
        2002                                   3,547       $ 8.21     $    29,105        2.00%         2.19%      -10.75%
        2001                                   3,639         9.19          33,457        2.00%         0.98%       -3.84%
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-50                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
LIVING BENEFIT RIDER (LBR)
Fidelity VIP Contrafund Portfolio Service
  Class 2(1)
        2002                                  41,569       $ 7.15     $   297,300        2.00%         0.56%      -11.41%
        2001                                  24,771         8.07         199,972        2.00%         0.45%      -14.21%
        2000                                   3,387         9.41          31,872        2.00%           --        -5.90%
Fidelity VIP Equity-Income Portfolio
  Service Class 2(1)
        2002                                  29,430       $ 7.75     $   228,163        2.00%         1.22%      -18.80%
        2001                                  11,197         9.55         106,909        2.00%         0.41%       -7.12%
        2000                                      --           --              --          --            --           --
Fidelity VIP Growth Portfolio Service
  Class 2(1)
        2002                                  13,793       $ 4.84     $    66,739        2.00%         0.11%      -31.69%
        2001                                   2,680         7.08          18,980        2.00%         0.04%      -19.50%
        2000                                     791         8.80           6,957        2.00%           --       -12.01%
Fidelity VIP Mid Cap Portfolio Service
  Class 2(1)
        2002                                   4,392       $ 8.60     $    37,786        2.00%           --       -13.96%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Franklin Templeton Growth Securities
  Fund Class 2(2)
        2002                                      71       $ 7.91     $       565        2.00%         2.49%      -20.88%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Aggressive Growth Portfolio
  Service Shares(1)
        2002                                  14,556       $ 2.97     $    43,266        2.00%           --       -29.55%
        2001                                  14,436         4.22          60,908        2.00%           --       -40.79%
        2000                                   2,958         7.13          21,082        2.00%           --       -28.74%
Janus Aspen Capital Appreciation
  Portfolio Service Shares(1)
        2002                                   3,647       $ 5.28     $    19,250        2.00%         0.30%      -17.60%
        2001                                     951         6.41           6,094        2.00%         1.04%      -23.40%
        2000                                      --           --              --          --            --           --
Janus Aspen Flexible Income Portfolio
  Service Shares(1)
        2002                                   2,815       $11.67     $    32,865        2.00%         3.27%        7.94%
        2001                                   2,730        10.82          29,521        2.00%         6.39%        5.34%
        2000                                      --           --              --          --            --           --
Janus Aspen Growth and Income Portfolio
  Service Shares(1)
        2002                                   7,390       $ 5.83     $    43,095        2.00%         0.63%      -23.33%
        2001                                   6,898         7.61          52,469        2.00%         1.21%      -15.30%
        2000                                     776         8.98           6,968        2.00%         0.17%      -10.20%
Janus Aspen Worldwide Growth Portfolio
  Service Shares(1)
        2002                                  11,986       $ 4.75     $    56,909        2.00%         0.46%      -27.19%
        2001                                  11,213         6.52          73,116        2.00%         0.29%      -24.16%
        2000                                   2,411         8.60          20,730        2.00%         0.01%      -14.02%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-51
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
LIVING BENEFIT RIDER (LBR)
MFS Capital Opportunities Series Service
  Class(1)
        2002                                   6,045       $ 4.57     $    27,614        2.00%           --       -31.22%
        2001                                   4,118         6.64          27,355        2.00%           --       -25.22%
        2000                                      --           --              --          --            --           --
MFS Emerging Growth Series Service
  Class(1)
        2002                                   4,913       $ 3.53     $    17,335        2.00%           --       -35.17%
        2001                                   6,293         5.44          34,250        2.00%           --       -34.95%
        2000                                      --           --              --          --            --           --
MFS Investors Trust Series Service
  Class(1)
        2002                                   4,976       $ 6.18     $    30,763        2.00%         0.44%      -22.73%
        2001                                  10,659         8.00          85,268        2.00%         0.56%      -17.78%
        2000                                      --           --              --          --            --           --
MFS New Discovery Series Service Class(1)
        2002                                   8,150       $ 5.80     $    47,289        2.00%           --       -33.16%
        2001                                   5,981         8.68          51,923        2.00%           --        -7.14%
        2000                                     587         9.35           5,489        2.00%           --        -6.51%
MFS Strategic Income Series (formerly
  MFS Global Governments Series)
Service Class(1)
        2002                                   3,350       $11.26     $    37,745        2.00%         2.66%        6.02%
        2001                                   1,935        10.62          20,561        2.00%         1.72%        2.47%
        2000                                      --           --              --          --            --           --
Prudential Jennison Portfolio Class II(1)
        2002                                   1,597       $ 4.49     $     7,164        2.00%           --       -32.54%
        2001                                   1,257         6.65           8,357        2.00%           --       -20.23%
        2000                                      --           --              --          --            --           --
Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(2)
        2002                                   1,016       $ 8.19     $     8,318        2.00%           --       -18.09%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(2)
        2002                                   4,374       $10.56     $    46,210        2.00%           --         5.64%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-52                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY ENHANCED
  DEATH BENEFIT RIDER (EDBR)
The Guardian Stock Fund(1)
        2002                                 450,248       $ 4.83     $ 2,172,837        2.00%         0.89%      -22.46%
        2001                                 439,893         6.22       2,737,611        2.00%         0.27%      -23.01%
        2000                                 232,031         8.08       1,875,578        2.00%         0.04%      -19.17%
The Guardian VC 500 Index Fund(1)
        2002                                 169,906       $ 6.05     $ 1,027,317        2.00%         2.17%      -23.96%
        2001                                  99,188         7.95         788,734        2.00%         1.59%      -13.68%
        2000                                  30,348         9.21         279,567        2.00%         0.37%       -7.88%
The Guardian VC Asset Allocation Fund(1)
        2002                                 109,589       $ 6.81     $   746,598        2.00%         1.97%      -21.48%
        2001                                 125,096         8.68       1,085,399        2.00%         1.21%      -10.84%
        2000                                  59,732         9.73         581,304        2.00%         2.47%       -2.68%
The Guardian VC High Yield Bond Fund(1)
        2002                                  43,097       $ 9.44     $   406,688        2.00%         8.38%       -0.73%
        2001                                   8,207         9.51          78,018        2.00%         4.96%        1.49%
        2000                                     855         9.37           8,011        2.00%         5.30%       -6.34%
The Guardian Bond Fund, Inc.(1)
        2002                                 307,689       $11.83     $ 3,640,887        2.00%         4.60%        7.29%
        2001                                 187,947        11.03       2,072,906        2.00%         7.92%        6.70%
        2000                                  25,252        10.34         261,036        2.00%         3.18%        3.37%
The Guardian Cash Fund, Inc.(1)
        2002                                 393,851       $10.17     $ 4,006,950        2.00%         1.17%       -0.77%
        2001                                 420,854        10.25       4,314,874        2.00%         2.60%        1.52%
        2000                                 153,008        10.10       1,545,181        2.00%         0.90%        0.99%
Baillie Gifford International Fund(1)
        2002                                  71,326       $ 5.88     $   419,516        2.00%         0.09%      -19.35%
        2001                                  31,140         7.29         227,089        2.00%           --       -21.99%
        2000                                  14,251         9.35         133,217        2.00%           --        -6.52%
Baillie Gifford Emerging Markets Fund(1)
        2002                                  23,496       $ 8.27     $   194,423        2.00%         0.54%       -8.21%
        2001                                   6,622         9.01          59,696        2.00%         0.25%        4.18%
        2000                                   1,558         8.65          13,481        2.00%           --       -13.47%
The Guardian Small Cap Stock Fund(1)
        2002                                 130,361       $ 6.25     $   814,181        2.00%           --       -17.18%
        2001                                  56,781         7.54         428,200        2.00%         0.01%       -9.66%
        2000                                  10,817         8.35          90,292        2.00%           --       -16.53%
Value Line Centurion Fund, Inc.(1)
        2002                                  69,593       $ 5.19     $   361,262        2.00%           --       -24.47%
        2001                                  35,984         6.87         247,309        2.00%         0.22%      -18.01%
        2000                                  13,673         8.38         114,618        2.00%           --       -16.17%
Value Line Strategic Asset Management
  Trust(1)
        2002                                 288,048       $ 6.84     $ 1,969,604        2.00%         1.35%      -14.27%
        2001                                 271,743         7.98       2,167,467        2.00%         4.06%      -14.66%
        2000                                  67,771         9.35         633,400        2.00%           --        -6.54%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-53
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY ENHANCED
  DEATH BENEFIT RIDER (EDBR)
AIM V.I. Aggressive Growth Fund
  Series I(1)
        2002                                  43,451       $ 4.70     $   204,005        2.00%           --       -24.21%
        2001                                  33,172         6.19         205,484        2.00%           --       -27.53%
        2000                                  17,007         8.55         145,375        2.00%           --       -14.52%
AIM V.I. Government Securities Fund
  Series I(1)
        2002                                 123,259       $11.60     $ 1,429,800        2.00%         2.49%        7.41%
        2001                                  36,103        10.80         389,895        2.00%         5.21%        4.29%
        2000                                   2,307        10.36          23,894        2.00%         3.87%        3.55%
AIM V.I. Growth Fund Series I(1)
        2002                                  76,292       $ 3.44     $   262,511        2.00%           --       -32.35%
        2001                                  58,363         5.09         296,840        2.00%         0.35%      -35.20%
        2000                                  18,243         7.85         143,192        2.00%         0.01%      -21.51%
AIM V.I. Premier Equity Fund (formerly
  AIM V.I. Value Fund) Series I(1)
        2002                                 143,797       $ 5.34     $   768,393        2.00%         0.37%      -31.65%
        2001                                 152,063         7.82       1,188,813        2.00%         0.21%      -14.31%
        2000                                  55,892         9.12         509,902        2.00%         0.09%       -8.77%
Alger American Leveraged AllCap
  Portfolio(1)
        2002                                  77,979       $ 4.26     $   331,935        2.00%         0.01%      -35.23%
        2001                                  54,243         6.57         356,476        2.00%           --       -17.60%
        2000                                  14,083         7.98         112,323        2.00%           --       -20.24%
Alliance Growth & Income Portfolio
  Class B(2)
        2002                                  24,871       $ 7.95     $   197,642        2.00%         0.20%      -20.53%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Premier Growth Portfolio
  Class B(2)
        2002                                     841       $ 7.87     $     6,617        2.00%           --       -21.28%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Technology Portfolio Class B(2)
        2002                                   4,152       $ 6.76     $    28,078        2.00%           --       -32.38%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AllianceBernstein Value Portfolio
  Class B(2)
        2002                                   7,750       $ 8.45     $    65,518        2.00%         0.06%      -15.46%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
American Century VP Capital Appreciation
  Fund(1)
        2002                                  47,556       $ 4.62     $   219,903        2.00%           --       -22.77%
        2001                                  50,730         5.99         303,749        2.00%           --       -29.50%
        2000                                  33,061         8.49         280,784        2.00%           --       -15.07%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-54                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY ENHANCED
  DEATH BENEFIT RIDER (EDBR)
Fidelity VIP Balanced Portfolio Service
  Class 2(1)
        2002                                  75,916       $ 8.21     $   622,919        2.00%         2.19%      -10.75%
        2001                                  57,794         9.19         531,320        2.00%         0.98%       -3.83%
        2000                                   2,076         9.56          19,845        2.00%           --        -4.41%
Fidelity VIP Contrafund Portfolio Service
  Class 2(1)
        2002                                 186,750       $ 7.15     $ 1,335,634        2.00%         0.56%      -11.41%
        2001                                 109,211         8.07         881,628        2.00%         0.45%      -14.21%
        2000                                  34,239         9.41         322,198        2.00%           --        -5.90%
Fidelity VIP Equity-Income Portfolio
  Service Class 2(1)
        2002                                 190,046       $ 7.75     $ 1,473,363        2.00%         1.22%      -18.80%
        2001                                  74,723         9.55         713,456        2.00%         0.41%       -7.11%
        2000                                   3,627        10.28          37,282        2.00%           --         2.79%
Fidelity VIP Growth Portfolio Service
  Class 2(1)
        2002                                 110,847       $ 4.84     $   536,339        2.00%         0.11%      -31.69%
        2001                                  43,721         7.08         309,664        2.00%         0.04%      -19.50%
        2000                                  23,212         8.80         204,238        2.00%           --       -12.01%
Fidelity VIP Mid Cap Portfolio Service
  Class 2(2)
        2002                                  33,266       $ 8.60     $   286,225        2.00%           --       -13.96%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Franklin Templeton Growth Securities
  Fund Class 2(2)
        2002                                   4,421       $ 7.91     $    34,987        2.00%         2.49%      -20.88%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Aggressive Growth Portfolio
  Service Shares(1)
        2002                                  83,522       $ 2.97     $   248,255        2.00%           --       -29.55%
        2001                                  94,230         4.22         397,571        2.00%           --       -40.79%
        2000                                  60,379         7.13         430,275        2.00%           --       -28.74%
Janus Aspen Capital Appreciation
  Portfolio Service Shares(1)
        2002                                 132,160       $ 5.28     $   697,498        2.00%         0.30%      -17.60%
        2001                                 114,434         6.41         732,976        2.00%         1.04%      -23.39%
        2000                                  58,460         8.36         488,756        2.00%         0.42%      -16.39%
Janus Aspen Flexible Income Portfolio
  Service Shares(1)
        2002                                  31,864       $11.68     $   372,052        2.00%         3.27%        7.96%
        2001                                  31,611        10.82         341,872        2.00%         6.39%        5.35%
        2000                                   7,703        10.27          79,075        2.00%         1.19%        2.66%

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-55
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY ENHANCED
  DEATH BENEFIT RIDER (EDBR)
Janus Aspen Growth and Income
  Portfolio Service Shares(1)
        2002                                  63,813       $ 5.83     $   372,132        2.00%         0.63%      -23.33%
        2001                                  61,579         7.61         468,372        2.00%         1.21%      -15.30%
        2000                                  15,952         8.98         143,249        2.00%         0.17%      -10.20%
Janus Aspen Worldwide Growth
  Portfolio Service Shares(1)
        2002                                 181,525       $ 4.75     $   861,863        2.00%         0.46%      -27.19%
        2001                                 165,584         6.52       1,079,740        2.00%         0.29%      -24.16%
        2000                                  50,804         8.60         436,813        2.00%         0.01%      -14.02%
MFS Capital Opportunities Series
  Service Class(1)
        2002                                  85,654       $ 4.57     $   391,291        2.00%           --       -31.23%
        2001                                  58,351         6.64         387,614        2.00%           --       -25.20%
        2000                                  21,767         8.88         193,306        2.00%           --       -11.19%
MFS Emerging Growth Series Service
  Class(1)
        2002                                  71,560       $ 3.53     $   252,499        2.00%           --       -35.17%
        2001                                  82,603         5.44         449,605        2.00%           --       -34.94%
        2000                                  15,882         8.37         132,877        2.00%           --       -16.34%
MFS Investors Trust Series Service
  Class(1)
        2002                                  49,097       $ 6.18     $   303,509        2.00%         0.44%      -22.73%
        2001                                  38,587         8.00         308,689        2.00%         0.56%      -17.77%
        2000                                   5,227         9.73          50,851        2.00%           --        -2.71%
MFS New Discovery Series Service Class(1)
        2002                                  67,619       $ 5.80     $   392,350        2.00%           --       -33.16%
        2001                                  62,059         8.68         538,736        2.00%           --        -7.14%
        2000                                  20,543         9.35         192,045        2.00%           --        -6.51%
MFS Strategic Income Series (formerly
  MFS Global Governments Series)
Service Class (1)
        2002                                   9,033       $11.27     $   101,763        2.00%         2.66%        6.03%
        2001                                   4,104        10.62          43,602        2.00%         1.72%        2.47%
        2000                                      --           --              --          --            --           --
Prudential Jennison Portfolio Class II(1)
        2002                                  36,019       $ 4.49     $   161,572        2.00%           --       -32.54%
        2001                                  40,303         6.65         267,984        2.00%           --       -20.23%
        2000                                   8,754         8.34          72,961        2.00%           --       -16.65%
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(2)
        2002                                  15,345       $ 8.19     $   125,694        2.00%           --       -18.09%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(2)
        2002                                  22,043       $10.57     $   232,890        2.00%           --         5.65%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-56                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR AND LBR
The Guardian Stock Fund(1)
        2002                                  16,439       $ 4.80     $    78,889        2.25%         0.89%      -22.65%
        2001                                   9,368         6.20          58,117        2.25%         0.27%      -23.21%
        2000                                      --           --              --          --            --           --
The Guardian VC 500 Index Fund(1)
        2002                                  20,609       $ 6.01     $   123,914        2.25%         2.17%      -24.15%
        2001                                  10,471         7.93          83,009        2.25%         1.59%      -13.90%
        2000                                     333         9.21           3,064        2.25%         0.37%       -7.93%
The Guardian VC Asset Allocation Fund(1)
        2002                                   6,415       $ 6.77     $    43,462        2.25%         1.97%      -21.68%
        2001                                   5,289         8.65          45,745        2.25%         1.21%      -11.08%
        2000                                      --           --              --          --            --           --
The Guardian VC High Yield Bond Fund(1)
        2002                                   1,539       $ 9.38     $    14,441        2.25%         8.38%       -0.97%
        2001                                      22         9.48             208        2.25%         4.96%        1.23%
        2000                                      --           --              --          --            --           --
The Guardian Bond Fund, Inc.(1)
        2002                                  37,160       $11.77     $   437,260        2.25%         4.60%        7.02%
        2001                                  31,792        11.00         349,552        2.25%         7.92%        6.43%
        2000                                   7,437        10.33          76,829        2.25%         3.18%        3.31%
The Guardian Cash Fund, Inc.(1)
        2002                                  25,722       $10.12     $   260,231        2.25%         1.17%       -1.02%
        2001                                  13,583        10.22         138,835        2.25%         2.60%        1.27%
        2000                                   3,726        10.09          37,602        2.25%         0.90%        0.93%
Baillie Gifford International Fund(1)
        2002                                   6,366       $ 5.85     $    37,231        2.25%         0.09%      -19.55%
        2001                                       8         7.27              59        2.25%           --       -22.19%
        2000                                      --           --              --          --            --           --
Baillie Gifford Emerging Markets Fund(1)
        2002                                   1,498       $ 8.23     $    12,330        2.25%         0.54%       -8.44%
        2001                                       8         8.99              69        2.25%         0.25%        3.91%
        2000                                      --           --              --          --            --           --
The Guardian Small Cap Stock Fund(1)
        2002                                  35,096       $ 6.21     $   217,966        2.25%           --       -17.39%
        2001                                   2,717         7.52          20,427        2.25%         0.01%       -9.88%
        2000                                   1,773         8.34          14,787        2.25%           --       -16.58%
Value Line Centurion Fund, Inc.(1)
        2002                                   5,832       $ 5.16     $    30,106        2.25%           --       -24.66%
        2001                                   5,768         6.85          39,519        2.25%         0.22%      -18.22%
        2000                                   3,496         8.38          29,285        2.25%           --       -16.22%
Value Line Strategic Asset Management
  Trust(1)
        2002                                  17,676       $ 6.80     $   120,185        2.25%         1.35%      -14.49%
        2001                                  11,010         7.95          87,543        2.25%         4.06%      -14.88%
        2000                                      --           --              --          --            --           --
AIM V.I. Aggressive Growth Fund
  Series I(1)
        2002                                   2,518       $ 4.67     $    11,756        2.25%           --       -24.40%
        2001                                     912         6.18           5,635        2.25%           --       -27.73%
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-57
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR AND LBR
AIM V.I. Government Securities Fund
  Series I(1)
        2002                                  18,647       $11.53     $   215,089        2.25%         2.49%        7.13%
        2001                                  18,454        10.77         198,675        2.25%         5.21%        4.03%
        2000                                   7,416        10.35          76,750        2.25%         3.87%        3.49%
AIM V.I. Growth Fund Series I(1)
        2002                                  29,418       $ 3.42     $   100,654        2.25%           --       -32.52%
        2001                                  11,511         5.07          58,365        2.25%         0.35%      -35.37%
        2000                                   4,054         7.84          31,803        2.25%         0.01%      -21.55%
AIM V.I. Premier Equity Fund (formerly
  AIM V.I. Value Fund) Series I(1)
        2002                                   3,091       $ 5.31     $    16,423        2.25%         0.37%      -31.82%
        2001                                   1,837         7.79          14,318        2.25%         0.21%      -14.53%
        2000                                      --           --              --          --            --           --
Alger American Leveraged AllCap
  Portfolio(1)
        2002                                   2,283       $ 4.23     $    9,662        2.25%         0.01%      -35.39%
        2001                                   3,328         6.55          21,803        2.25%           --       -17.81%
        2000                                   1,812         7.97          14,445        2.25%           --       -20.29%
Alliance Growth & Income Portfolio
  Class B(2)
        2002                                  19,572       $ 7.93     $   155,272        2.25%         0.20%      -20.67%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Premier Growth Portfolio
  Class B(2)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Technology Portfolio Class B(2)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AllianceBernstein Value Portfolio
  Class B(2)
        2002                                   5,574       $ 8.44     $    47,044        2.25%         0.06%      -15.60%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
American Century VP Capital Appreciation
  Fund(1)
        2002                                   4,372       $ 4.60     $    20,102        2.25%           --       -22.96%
        2001                                   3,778         5.97          22,553        2.25%           --       -29.68%
        2000                                      --           --              --          --            --           --
Fidelity VIP Balanced Portfolio Service
  Class 2(1)
        2002                                   1,748       $ 8.16     $    14,266        2.25%         2.19%      -10.97%
        2001                                     118         9.16           1,079        2.25%         0.98%       -4.08%
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-58                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR AND LBR
Fidelity VIP Contrafund Portfolio
  Service
  Class 2(1)
        2002                                   7,317       $ 7.11     $    52,038        2.25%         0.56%      -11.63%
        2001                                   5,946         8.05          47,850        2.25%         0.45%      -14.43%
        2000                                   1,727         9.40          16,244        2.25%           --        -5.95%
Fidelity VIP Equity-Income Portfolio
  Service Class 2(1)
        2002                                   7,968       $ 7.71     $    61,428        2.25%         1.22%      -19.01%
        2001                                   2,928         9.52          27,867        2.25%         0.41%       -7.35%
        2000                                     298        10.27           3,064        2.25%           --         2.73%
Fidelity VIP Growth Portfolio Service
  Class 2(1)
        2002                                   6,204       $ 4.81     $    29,848        2.25%         0.11%      -31.86%
        2001                                   2,683         7.06          18,945        2.25%         0.04%      -19.71%
        2000                                      --           --              --          --            --           --
Fidelity VIP Mid Cap Portfolio Service
  Class 2(2)
        2002                                  19,042       $ 8.59     $   163,561        2.25%           --       -14.10%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Franklin Templeton Growth Securities
  Fund Class 2(2)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Aggressive Growth Portfolio
  Service Shares(1)
        2002                                   1,218       $ 2.96     $     3,600        2.25%           --       -29.73%
        2001                                   2,707         4.21          11,386        2.25%           --       -40.94%
        2000                                     430         7.12           3,064        2.25%           --       -28.78%
Janus Aspen Capital Appreciation Portfolio
  Service Shares(1)
        2002                                   3,251       $ 5.25     $    17,059        2.25%         0.30%      -17.81%
        2001                                   1,290         6.39           8,235        2.25%         1.04%      -23.59%
        2000                                      --           --              --          --            --           --
Janus Aspen Flexible Income Portfolio
  Service Shares(1)
        2002                                   1,164       $11.61     $    13,516        2.25%         3.27%        7.69%
        2001                                     117        10.78           1,263        2.25%         6.39%        5.07%
        2000                                      --           --              --          --            --           --
Janus Aspen Growth and Income Portfolio
  Service Shares(1)
        2002                                   5,688       $ 5.80     $    32,984        2.25%         0.63%      -23.52%
        2001                                   2,956         7.58          22,410        2.25%         1.21%      -15.52%
        2000                                      --           --              --          --            --           --
Janus Aspen Worldwide Growth Portfolio
  Service Shares(1)
        2002                                  37,056       $ 4.72     $   174,955        2.25%         0.46%      -27.37%
        2001                                   2,680         6.50          17,419        2.25%         0.29%      -24.36%
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-59
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR AND LBR
MFS Capital Opportunities Series Service
  Class(1)
        2002                                   4,484       $ 4.54     $    20,368        2.25%           --       -31.40%
        2001                                   2,044         6.62          13,534        2.25%           --       -25.40%
        2000                                      --           --              --          --            --           --
MFS Emerging Growth Series Service
  Class(1)
        2002                                   6,371       $ 3.51     $    22,353        2.25%           --       -35.34%
        2001                                   4,376         5.43          23,744        2.25%           --       -35.11%
        2000                                      --           --              --          --            --           --
MFS Investors Trust Series Service
  Class(1)
        2002                                  11,878       $ 6.15     $    73,018        2.25%         0.44%      -22.92%
        2001                                   2,294         7.97          18,296        2.25%         0.56%      -17.99%
        2000                                      --           --              --          --            --           --
MFS New Discovery Series Service Class(1)
        2002                                   3,265       $ 5.77     $    18,838        2.25%           --       -33.33%
        2001                                     169         8.65           1,462        2.25%           --        -7.38%
        2000                                      --           --              --          --            --           --
MFS Strategic Income Series (formerly
  MFS Global Governments Series)
Service Class(1)
        2002                                     794       $11.20     $     8,895        2.25%         2.66%        5.48%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Prudential Jennison Portfolio Class II(1)
        2002                                   2,815       $ 4.46     $    12,556        2.25%           --       -32.71%
        2001                                   7,589         6.63          50,305        2.25%           --       -20.43%
        2000                                   5,743         8.33          47,842        2.25%           --       -16.70%
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(2)
        2002                                     177       $ 8.18     $     1,450        2.25%           --       -18.23%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(2)
        2002                                   1,543       $10.55     $    16,279        2.25%           --         5.47%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(1)   Portfolio commenced operations on October 9, 2000.
(2)   Portfolio commenced operations on May 1, 2002.
(3)   Total returns are not annualized for periods less than one year.


----
B-60                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR, LBR AND
  EARNINGS BENEFIT RIDER
  (offered April 15, 2002)
The Guardian Stock Fund(4)
        2002                                   1,185       $ 7.83     $     9,277        2.50%         0.89%      -21.73%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
The Guardian VC 500 Index Fund(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
The Guardian VC Asset Allocation Fund(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
The Guardian VC High Yield Bond Fund(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
The Guardian Bond Fund, Inc.(4)
        2002                                   3,761       $10.65     $    40,073        2.50%         4.60%        6.55%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
The Guardian Cash Fund, Inc.(4)
        2002                                   1,076       $ 9.90     $    10,653        2.50%         1.17%       -0.96%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Baillie Gifford International Fund(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Baillie Gifford Emerging Markets Fund(4)
        2002                                     545       $ 7.85     $     4,283        2.50%         0.54%      -21.46%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
The Guardian Small Cap Stock Fund(4)
        2002                                     626       $ 7.98     $     4,995        2.50%           --       -20.21%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Value Line Centurion Fund, Inc.(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Value Line Strategic Asset Management
  Trust(4)
        2002                                     189       $ 8.77     $     1,658        2.50%         1.35%      -12.29%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(3)   Total returns are not annualized for periods less than one year.
(4)   Portfolio commenced operations on April 15, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-61
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR, LBR AND
  EARNINGS BENEFIT RIDER
  (offered April 15, 2002)
AIM V.I. Aggressive Growth Fund Series I(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AIM V.I. Government Securities Fund
  Series I(4)
        2002                                     320       $10.66     $     3,408        2.50%         2.49%        6.64%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AIM V.I. Growth Fund Series I(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AIM V.I. Premier Equity Fund (formerly
  AIM V.I. Value Fund) Series I(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alger American Leveraged AllCap
  Portfolio(4)
        2002                                      67       $ 6.99     $       470        2.50%         0.01%      -30.06%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Growth & Income Portfolio
  Class B(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Premier Growth Portfolio
  Class B(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Alliance Technology Portfolio Class B(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
AllianceBernstein Value Portfolio
  Class B(4)
        2002                                   1,021       $ 8.42     $     8,601        2.50%         0.06%      -15.76%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
American Century VP Capital Appreciation
  Fund(4)
        2002                                      65       $ 7.74     $       504        2.50%           --       -22.56%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(3)   Total returns are not annualized for periods less than one year.
(4)   Portfolio commenced operations on April 15, 2002.


----
B-62                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR, LBR AND
  EARNINGS BENEFIT RIDER
  (offered April 15, 2002)
Fidelity VIP Balanced Portfolio Service
  Class 2(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Fidelity VIP Contrafund Portfolio Service
  Class 2(4)
        2002                                   1,017       $ 8.72     $     8,867        2.50%         0.56%      -12.79%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Fidelity VIP Equity-Income Portfolio
  Service Class 2(4)
        2002                                     207       $ 7.96     $     1,646        2.50%         1.22%      -20.35%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Fidelity VIP Growth Portfolio Service
  Class 2(4)
        2002                                     225       $ 7.11     $     1,602        2.50%         0.11%      -28.88%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Fidelity VIP Mid Cap Portfolio Service
  Class 2(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Franklin Templeton Growth Securities
  Fund Class 2(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Aggressive Growth Portfolio
  Service Shares(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Capital Appreciation Portfolio
  Service Shares(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Flexible Income Portfolio
  Service Shares(4)
        2002                                      83       $10.80     $       901        2.50%         3.27%        8.02%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(3)   Total returns are not annualized for periods less than one year.
(4)   Portfolio commenced operations on April 15, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-63
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                      Expenses as   Investment
                                                                Net Assets             a % of Avg.     Income      Total
                                             Units       Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                             -----       ----------   -----------     -----------   ----------   ---------
ANNIVERSARY EDBR, LBR AND
  EARNINGS BENEFIT RIDER
  (offered April 15, 2002)
Janus Aspen Growth and Income Portfolio
  Service Shares(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Janus Aspen Worldwide Growth Portfolio
  Service Shares(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
MFS Capital Opportunities Series Service
  Class(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
MFS Emerging Growth Series Service
  Class(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
MFS Investors Trust Series Service
  Class(4)
        2002                                   1,081        $7.85     $     8,484        2.50%         0.44%      -21.51%
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
MFS New Discovery Series Service Class(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
MFS Strategic Income Series (formerly
  MFS Global Governments Series) Service
Class (1)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Prudential Jennison Portfolio Class II(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(4)
        2002                                      --           --              --          --            --           --
        2001                                      --           --              --          --            --           --
        2000                                      --           --              --          --            --           --

(3)   Total returns are not annualized for periods less than one year.
(4)   Portfolio commenced operations on April 15, 2002.


----
B-64                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
OF THE GUARDIAN SEPARATE ACCOUNT f
--------------------------------------------------------------------------------

To the Board of Directors of

Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account F

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth Series I, AIM V.I. Government Securities Series I, AIM V.I. Growth Series I, AIM V.I. Premier Equity Series I (formerly AIM V.I. Value), Alger American Leveraged AllCap, Alliance Growth & Income Class B, Alliance Premier Growth Class B, Alliance Technology Class B, AllianceBernstein Value Class B, American Century VP Capital Appreciation, Fidelity VIP Balanced Service Class 2, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity(Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Franklin Templeton Growth Securities Class 2, Janus Aspen Aggressive Growth Service Shares, Janus Aspen Capital Appreciation Service Shares, Janus Aspen Flexible Income Service Shares, Janus Aspen Growth and Income Service Shares, Janus Aspen Worldwide Growth Service Shares, MFS Capital Opportunities Service Class, MFS Emerging Growth Service Class, MFS Investors Trust Services Class, MFS New Discovery Service Class, MFS Strategic Income Service Class (formerly MFS Global Governments), Prudential Jennison Class II, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account F) at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2002 by correspondence with the transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


March 14, 2003


                                                                            ----
FINANCIAL STATEMENTS                                                        B-65
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                     December 31,
                                                                 -------------------
                                                                     2002       2001
                                                                 --------   --------
                                                                     (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $1,021.9 million; $651.1 million, respectively)   $1,062.7   $  663.6
Affiliated mutual funds, at fair value (cost $24.8 million;
   $48.4 million, respectively) ..............................       23.9       51.1
Policy loans .................................................       87.8       92.8
Cash and cash equivalents ....................................      108.6       53.7
Other invested assets ........................................        1.4        1.0
                                                                 --------   --------
Total invested assets ........................................    1,284.4      862.2
                                                                 --------   --------
Deferred policy acquisition costs ............................      319.8      403.0
Deferred software costs ......................................       13.7       19.4
Amounts receivable from reinsurers ...........................       32.4       36.6
Investment income due and accrued ............................       17.7       12.6
Other assets .................................................        5.3        7.5
Federal income taxes recoverable .............................       36.6       20.1
Accounts receivable ..........................................       29.5       25.1
Separate account assets ......................................    7,155.5    8,512.8
                                                                 --------   --------
Total Assets .................................................   $8,894.9   $9,899.3
                                                                 ========   ========

Liabilities:
Future policy benefits and other policyholder liabilities ....   $1,119.3   $  689.1
Due to parent and affiliated mutual funds ....................       47.8       54.3
Deferred federal income taxes, net ...........................       85.1      106.9
Accrued expenses and other liabilities .......................       95.6      102.5
Separate account liabilities .................................    7,094.7    8,450.4
                                                                 --------   --------
Total Liabilities ............................................    8,442.5    9,403.2
                                                                 --------   --------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ....................................        2.5        2.5
Additional paid-in capital ...................................      161.9      136.9
Retained earnings ............................................      276.1      353.2
Accumulated other comprehensive income, net of deferred taxes        11.9        3.5
                                                                 --------   --------
Total Stockholder's Equity ...................................      452.4      496.1
                                                                 --------   --------
Total Liabilities & Stockholder's Equity .....................   $8,894.9   $9,899.3
                                                                 ========   ========

See notes to consolidated financial statements.


--------------
100 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                For the Years Ended December 31,
                                                               ---------------------------------
                                                                  2002         2001         2000
                                                               -------      -------      -------
                                                                         (In millions)
Revenues:
Premiums .................................................     $  12.2      $  13.0      $  10.5
Net investment income ....................................        60.1         48.0         49.1
Net realized losses on investments .......................       (20.7)        (0.1)        (6.3)
Income from brokerage operations .........................        28.3         26.0         45.2
Administrative service fees ..............................       203.0        230.5        255.3
Other (expense) income ...................................        (6.0)         9.2         22.2
                                                               -------      -------      -------
Total revenues ...........................................       276.9        326.6        376.0
                                                               -------      -------      -------
Benefits and expenses

Policyholder benefits ....................................        52.6         58.9         27.1
Amortization of deferred policy acquisition costs ........        78.5         75.7         82.8
Amortization of deferred software costs ..................         8.4          7.0          8.1
Other operating costs and expenses .......................       272.4        247.6        162.6
                                                               -------      -------      -------
Total benefits and expenses ..............................       411.9        389.2        280.6
                                                               -------      -------      -------

(Loss) income before income taxes ........................      (135.0)       (62.6)        95.4

Federal income taxes
Current benefit ..........................................       (31.4)       (10.2)       (12.7)
Deferred (benefit) expense ...............................       (26.5)       (23.8)        24.3
                                                               -------      -------      -------
Total federal income taxes ...............................       (57.9)       (34.0)        11.6
                                                               -------      -------      -------

Net (loss) income ........................................       (77.1)       (28.6)        83.8

Other comprehensive income (loss), net of income tax:
Change in unrealized investment gains (losses), net ......         8.4         (2.8)        (6.9)
                                                               -------      -------      -------

Comprehensive (loss) income ..............................     $ (68.7)     $ (31.4)     $  76.9
                                                               =======      =======      =======

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                     For the Years Ended December 31,
                                                     --------------------------------
                                                         2002        2001        2000
                                                     --------    --------    --------
                                                           (In millions)

Common stock at par value, beginning of year .....   $    2.5    $    2.5    $    2.5
                                                     --------    --------    --------
Common stock at par value, end of year ...........        2.5         2.5         2.5
                                                     --------    --------    --------

Capital in excess of par value, beginning of year       136.9       136.9       136.9
Capital contribution .............................       25.0          --          --
                                                     --------    --------    --------
Capital in excess of par value, end of year ......      161.9       136.9       136.9
                                                     --------    --------    --------

Retained earnings, beginning of year .............      353.2       431.7       347.9
Net (loss) income ................................      (77.1)      (28.6)       83.8
Dividends to parent ..............................         --       (49.9)         --
                                                     --------    --------    --------
Retained earnings, end of year ...................      276.1       353.2       431.7
                                                     --------    --------    --------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year ......        3.5         6.3        13.2
Change in unrealized investment gains (losses),
net of deferred taxes ............................        8.4        (2.8)       (6.9)
                                                     --------    --------    --------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ............       11.9         3.5         6.3
                                                     --------    --------    --------

Total stockholder's equity, end of year ..........   $  452.4    $  496.1    $  577.4
                                                     ========    ========    ========

See notes to consolidated financial statements.


--------------
102 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                   --------------------------------
                                                                       2002        2001        2000
                                                                   --------    --------    --------
                                                                         (In millions)
Operating activities
   Net (loss) income ...........................................   $  (77.1)   $  (28.6)   $   83.8
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
   Changes in
      Deferred policy acquisition costs ........................       83.2        19.7       (65.2)
      Deferred software costs ..................................        5.7        12.7       (20.5)
      Amounts receivable from reinsurers .......................        4.2        21.5       (11.6)
      Investment income due and accrued ........................       (5.1)       (3.1)        0.4
      Other assets .............................................        2.2         0.4         0.6
      Federal income taxes recoverable .........................      (16.5)       (8.2)      (11.9)
      Accounts receivable ......................................       (4.4)        8.8         1.3
      Separate accounts, net ...................................        1.6        (3.0)       (1.2)
      Future policy benefits and policyholder liabilities ......      (24.4)      (25.8)      (76.7)
      Payable to parent and affiliated mutual funds ............       (6.5)       (3.1)       16.8
      Current income taxes payable .............................         --          --       (18.2)
      Deferred income taxes payable ............................      (21.8)      (19.3)       23.4
      Accrued expenses and other liabilities ...................       (6.9)      (25.2)       17.7
      Net realized losses on investments .......................       20.7         0.1         6.3
      Other, net ...............................................        3.4        (3.7)        1.8
                                                                   --------    --------    --------
         Net cash used in operating activities .................      (41.7)      (56.8)      (53.2)
                                                                   --------    --------    --------
Investment activities
   Proceeds from investments sold
      Bonds ....................................................      172.9       461.5       352.5
      Affiliated mutual funds ..................................       14.4        23.4          --
      Redemption of seed investments ...........................         --        32.8          --
      Other items, net .........................................         --          --         3.2
   Investments purchased
      Bonds ....................................................     (567.1)     (583.0)     (319.5)
      Affiliated mutual funds ..................................       (4.2)      (10.0)      (21.9)
      Other items, net .........................................       (0.4)       (1.0)         --
                                                                   --------    --------    --------
         Net cash (used in) provided by investing activities ...     (384.4)      (76.3)       14.3
                                                                   --------    --------    --------
Financing activities
   Additions to policyholder contract deposits .................      541.0       245.9       134.9
   Withdrawals from policyholder contract deposits .............      (86.4)      (72.5)      (64.6)
   Capital contribution ........................................       25.0          --          --
   Dividends to parent .........................................         --       (49.9)      (26.7)
   Other items .................................................        1.4        (5.0)         --
                                                                   --------    --------    --------
         Net cash provided by financing activities .............      481.0       118.5        43.6
                                                                   --------    --------    --------
Increase (decrease) in cash ....................................       54.9       (14.6)        4.7
Cash and cash equivalents, at beginning of year ................       53.7        68.3        63.6
                                                                   --------    --------    --------
Cash and cash equivalents, at end of year ......................   $  108.6    $   53.7    $   68.3
                                                                   ========    ========    ========
Supplemental disclosure:
   Federal income taxes (recovered) paid .......................   $  (15.6)   $   (1.9)   $   19.9
                                                                   ========    ========    ========

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 103
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2002

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) formerly Guardian Investor Service Corporation (GISC). GISC has officially converted from a New York corporation to a limited liability company (LLC) organized in the State of Delaware. Effective December 19, 2001, GISC's new name is Guardian Investor Service LLC (GIS).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      Investments:

      Bonds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income." The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: length of time and extent that a security has been in an unrealized loss position; the existence of an event that would impair the issuer's future earnings potential; the near term prospects for recovery of the market value of


--------------
104 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

a security; and the intent and ability of the Company to hold the security until the market value recovers. Other-than-temporary declines in the fair value of investments in bonds are recorded in "Net realized capital losses on investments"

      Affiliated mutual funds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income." Other-than-temporary declines in the fair value of investments in affiliated mutual funds are recorded in "Net realized capital losses on investments."

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retroactively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized losses on investmentss: Net realized losses on investmentss are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other-than-temporary. Provisions for losses on investments are included in "Net realized losses on investments." Changes in the fair value of embedded derivatives related to convertible debt securities are included in "net realized losses on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed four years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income."

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products amounts. The investment results of separate


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 105
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities. During 2001, GIAC redeemed all seed money from the separate accounts in the amount of $32.8 million.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $56.3 million and $58.9 million at December 31, 2002 and 2001.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in GMDB benefits being higher than what accumulated policyholder account balances would support. At December 31, 2002 and 2001, the Company maintained reserves of $12.7 million and $11.2 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted tax laws.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.


--------------
106 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company will adopt SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2002 and 2001 are as follows:

                                                                  December 31, 2002
                                                                     (In millions)
                                                 ------------------------------------------------------
                                                                          Gross               Estimated
                                                   Amortized           Unrealized                  Fair
                                                        Cost         Gains      (Losses)          Value
                                                 -----------   -----------   -----------    -----------
U.S. government ..............................   $       4.0   $       0.6   $        --    $       4.6
All other government .........................          11.6           0.7            --           12.3
States, territories, and possessions .........            --            --            --             --
Political subdivisions of states, territories,
   and possessions ...........................           2.0           0.1            --            2.1
Special revenue ..............................          20.7           1.0            --           21.7
Public utilities .............................         107.0           3.8          (1.2)         109.6
Industrial and miscellaneous .................         876.6          42.1          (6.3)         912.4
                                                 -----------   -----------   -----------    -----------
Total Bonds ..................................   $   1,021.9   $      48.3   $      (7.5)   $   1,062.7
                                                 ===========   ===========   ===========    ===========
Affiliated mutual funds ......................   $      24.8   $       2.3   $      (3.2)   $      23.9
                                                 ===========   ===========   ===========    ===========

                                                                  December 31, 2001
                                                                     (In millions)
                                                 ------------------------------------------------------
                                                                          Gross               Estimated
                                                   Amortized           Unrealized                  Fair
                                                        Cost         Gains      (Losses)          Value
                                                 -----------   -----------   -----------    -----------
U.S. government ..............................   $       4.4   $       0.5   $        --    $       4.9
All other government .........................           2.5           0.1            --            2.6
States, territories, and possessions .........           0.3            --            --            0.3
Political subdivisions of states, territories,
   and possessions ...........................           5.0           0.2            --            5.2
Special revenue ..............................          32.5           0.7            --           33.2
Public utilities .............................          49.4           0.8          (0.4)          49.8
Industrial and miscellaneous .................         557.0          16.3          (5.7)         567.6
                                                 -----------   -----------   -----------    -----------
Total Bonds ..................................   $     651.1   $      18.6   $      (6.1)   $     663.6
                                                 ===========   ===========   ===========    ===========
Affiliated mutual funds ......................   $      48.4   $       4.8   $      (2.1)   $      51.1
                                                 ===========   ===========   ===========    ===========


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 107
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      The amortized cost and estimated fair value of bonds as of December 31, 2002 and 2001 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                          December 31, 2002
                                                                            (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                        Amortized          Fair
                                                                             Cost         Value
                                                                      -----------   -----------
Due in one year or less ...........................................   $      60.0   $      60.5
Due after one year through five years .............................         661.9         688.4
Due after five years through ten years ............................         215.8         225.2
Due after ten years ...............................................          31.9          33.7
Sinking fund bonds, mortgage securities and asset backed securities          52.3          54.9
                                                                      -----------   -----------
Total .............................................................   $   1,021.9   $   1,062.7
                                                                      ===========   ===========

                                                                          December 31, 2001
                                                                            (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                        Amortized          Fair
                                                                             Cost         Value
                                                                      -----------   -----------
Due in one year or less ...........................................   $      79.4   $      80.9
Due after one year through five years .............................         362.3         372.7
Due after five years through ten years ............................         112.7         113.6
Due after ten years ...............................................          29.2          27.9
Sinking fund bonds, mortgage securities and asset backed securities          67.5          68.5
                                                                      -----------   -----------
Total .............................................................   $     651.1   $     663.6
                                                                      ===========   ===========

      Proceeds from sales of investments in bonds amounted to $172.9 million, $461.5 million and $352.5 million in 2002, 2001 and 2000, respectively. Gross gains of $2.3 million, $1.6 million and $1.4 million and gross losses of $5.8 million, $1.2 million and $4.4 million were realized on sales of bonds in 2002, 2001 and 2000, respectively.

      Proceeds from sales of investments in affiliated mutual funds amounted to $ 14.4 million, $23.4 million and $0 million in 2002, 2001 and 2000, respectively. Gross gains of $0.0 million, $5.2 million and $0.0 million and gross losses of $0.0 million, $0.0 million and $0.2 million were realized on sales of affiliated mutual funds in 2002, 2001 and 2000, respectively.

      Special Deposits: Assets of $4.1 million, $4.0 million and $3.9 million at December 31, 2002, 2001 and 2000, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.


--------------
108 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                               For the Years Ended December 31,
                                                         (In millions)
                                               --------------------------------
                                                   2002        2001        2000
                                               --------    --------    --------
Bonds .......................................  $   54.3    $   39.9    $   36.7
Affiliated mutual funds .....................       1.5         3.0         6.2
Mortgage loans ..............................       0.1          --          --
Policy loans ................................       4.5         4.6         4.0
Cash and cash equivalents ...................       1.2         2.0         3.8
Other .......................................       0.1          --          --
                                               --------    --------    --------
Gross investment income .....................      61.7        49.5        50.7
Less:  Investment expenses ..................      (1.6)       (1.5)       (1.6)
                                               --------    --------    --------
Net investment income .......................  $   60.1    $   48.0    $   49.1
                                               ========    ========    ========

Net realized (losses) gains on investments were from the following sources:

                                               For the Years Ended December 31,
                                                         (In millions)
                                               --------------------------------
                                                   2002        2001        2000
                                               --------    --------    --------
Bonds ........................................ $  (20.4)   $   (1.6)   $   (6.0)
Affiliated mutual funds ......................       --         5.2        (0.2)
Separate account seed money ..................       --        (3.6)         --
Other ........................................     (0.3)       (0.1)       (0.1)
                                               --------    --------    --------
Net realized losses on investments ........... $  (20.7)   $   (0.1)   $   (6.3)
                                               ========    ========    ========

      Realized losses included $16.9 million, $5.0 million and $0.0 million for the years ended December 31, 2002, 2001 and 2000, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 109
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Accumulated other comprehensive (loss) income consists of net unrealized investment (losses) gains on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                   December 31,
                                                                  (In millions)
                                                       -----------------------------------
                                                            2002         2001         2000
                                                       ---------    ---------    ---------
Balance, beginning of year, net of tax .............   $     3.5    $     6.3    $    13.2
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ........        28.1         12.9        (11.3)
      Reclassification adjustment for (losses) gains
         included in net income ....................        (0.8)        (4.5)         3.1
                                                       ---------    ---------    ---------
Changes in net unrealized investment gains
   (losses), net of adjustment .....................        27.3          8.4         (8.2)
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ..................        (4.9)        (4.5)         1.3
      Deferred policy acquisition costs ............       (14.0)        (6.7)          --
                                                       ---------    ---------    ---------
Change in unrealized investment gains (losses),
   net of tax ......................................         8.4         (2.8)        (6.9)
                                                       ---------    ---------    ---------
Balance, end of year, net of tax ...................   $    11.9    $     3.5    $     6.3
                                                       =========    =========    =========

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2002, 2001 and 2000 are summarized as follows:

                                                                   December 31,
                                                                  (In millions)
                                                       -----------------------------------
                                                            2002         2001         2000
                                                       ---------    ---------    ---------
Balance, beginning of year .........................   $   403.0    $   422.7    $   357.5
Capitalization of deferrable expenses ..............        81.5         31.5        131.7
Amortization .......................................      (180.3)       (76.7)       (94.6)
Change in unrealized investment losses, net ........       (14.0)        (6.7)          --
Interest on DAC ....................................        29.6         32.2         28.1
                                                       ---------    ---------    ---------
Balance, end of year ...............................   $   319.8    $   403.0    $   422.7
                                                       =========    =========    =========

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.


--------------
110 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2002 and 2001 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                       -------------------------
                                                             2002           2001
                                                       ----------     ----------
Future Policy Benefits
   General Account
      Life insurance .............................     $     18.2     $     19.5
      Annuities ..................................           51.3           41.8
                                                       ----------     ----------
      Future Policy Benefits .....................           69.5           61.3
                                                       ----------     ----------

Policyholders' Account Balances
   General Account
      Individual annuities .......................          863.8          465.9
      Group annuities ............................           99.1           71.0
      Variable Life ..............................           86.9           90.9
   Separate Account
      Individual annuities .......................        3,744.8        4,909.2
      Group annuities ............................        2,922.3        3,039.9
      Variable Life ..............................          427.6          501.3
                                                       ----------     ----------
      Policyholders' Account Balances ............        8,144.5        9,078.2
                                                       ----------     ----------
Total Policyholder Liabilities ...................     $  8,214.0     $  9,139.5
                                                       ==========     ==========
Total General Account Liabilities ................     $  1,119.3     $    689.1
                                                       ==========     ==========
Total Separate Account Liabilities ...............     $  7,094.7     $  8,450.4
                                                       ==========     ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                       Mortality                        Interest Rate     Estimation Method
-----------------------------------------------------------------------------------------------------------------
Life insurance                Based on Company's               4.00%             Present value of future benefit
                              experience, established                            payments and related expenses,
                              at issue                                           less the present value of future
                                                                                 net premiums

Individual, deferred and      SA, 1971, 1983a, A2000           4.00%             Present value of expected future
immediate annuities.          mortality tables with certain                      payments based on historical
                              modifications                                      experience

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2002 and 2001.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 111
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Certain contract provisions that determine the policyholder account balances are as follows:

                            Credited Fixed
     Product                Interest Rates        Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------
Individual annuities        3.30% to 6.00%        Declining to zero over 4 to 7 years.

Group annuities             3.90% to 4.75%        Contractually agreed upon rates, declining
                                                  to zero over a maximum of 9 years.

Variable life               4.00% to 5.00%        Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $96.5 million, $103.4 million and $104.9 million of ceded premiums at December 31, 2002, 2001 and 2000, respectively.

      During 2000, the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During 2000, the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.


--------------
112 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 7 -- FEDERAL INCOME TAXES

      The Company is included in the consolidated federal income tax return of The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                   2002        2001        2000
                                              ---------   ---------   ---------
Expected taxes on pre-tax (loss) income ..    $   (47.3)  $   (21.9)  $    33.4
Permanent adjustments:
   Dividends received deduction on
      separate accounts ..................         (9.9)        1.0       (25.1)
   Overpayment of prior years in 2001 ....         --          (6.9)        2.7
   True-up of tax basis reserves .........         --          (5.3)       (0.6)
   True-up of deferred tax on bonds ......         --          (1.5)       --
   Write-off of software .................         --           1.5        --
   Foreign tax credit ....................         --          (0.2)       (0.3)
   Other .................................         (0.7)       (0.7)        1.5
                                              ---------   ---------   ---------
Total tax (benefit) expense ..............    $   (57.9)  $   (34.0)  $    11.6
                                              =========   =========   =========

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2002 and 2001, are as follows:

                                                              December 31,
                                                             (In millions)
                                                       -------------------------
                                                            2002            2001
                                                       ---------       ---------
Deferred tax assets:
Separate account allowances ....................       $    27.6       $    29.8
DAC Proxy ......................................            19.1            17.7
Other ..........................................             2.0             2.0
                                                       ---------       ---------
Total deferred tax assets ......................            48.7            49.5
                                                       ---------       ---------
Deferred tax liabilities:
Deferred acquisition costs .....................           111.9           141.0
Capitalized software costs .....................             4.4             6.3
Reserves .......................................             7.8             4.6
Investments ....................................             9.7             4.5
                                                       ---------       ---------
Total deferred tax liabilities .................           133.8           156.4
                                                       ---------       ---------
Net deferred tax liability .....................       $    85.1       $   106.9
                                                       =========       =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 113
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2002 and 2001 are as follows (in millions):

                                              December 31, 2002            December 31, 2001
                                          -------------------------    -------------------------
                                           Carrying       Estimated     Carrying       Estimated
                                            Amount       Fair Value      Amount       Fair Value
                                          ---------      ----------    ---------      ----------
Financial assets:
Bonds, available for sale ...........     $ 1,062.7      $  1,062.7    $   663.6      $    663.6
Affiliated mutual funds .............          23.9            23.9         51.1            51.1
Policy loans ........................          87.8            87.8         92.8            92.8
Cash and cash equivalents ...........         108.6           108.6         53.7            53.7
Separate account assets .............       7,155.5         7,155.5      8,512.8         8,512.8

Financial liabilities:
Future policy benefits ..............          69.5            69.5         61.3            61.3
Policyholders' account balances .....       8,144.5         8,144.5      9,078.2         9,078.2

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $169.0 million in 2002, $188.2 million in 2001 and $192.8 million in 2000, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.


--------------
114 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      The separate account assets invested in affiliated mutual funds as of December 31, 2002 and 2001 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                                2002        2001
                                                          ----------  ----------
The Guardian Stock Fund ..............................    $  1,360.4  $  2,054.5
The Guardian VC 500 Index Fund .......................          33.8        31.2
The Guardian VC Allocation Fund ......................          14.3        19.5
The Guardian High Yield Bond Fund ....................          11.7         7.2
The Guardian Bond Fund ...............................         429.2       352.4
The Guardian Cash Fund ...............................         492.7       515.2
The Baillie Gifford International Fund ...............         163.8       234.4
The Baillie Gifford Emerging Markets Fund ............          33.2        35.3
The Guardian Small Cap Stock Fund ....................         124.7       136.6
The Guardian Park Avenue Fund ........................         239.9       350.1
The Guardian Park Avenue Small Cap Fund ..............          49.3        50.5
The Guardian Asset Allocation Fund ...................          32.3        43.1
The Guardian Baillie Gifford International Fund ......           9.2        10.6
The Guardian Baillie Gifford Emerging Markets Fund ...          17.1        10.4
The Guardian Investment Quality Bond Fund ............          69.7        33.0
The Guardian High Yield Bond Fund ....................           4.5         3.2
The Guardian Cash Management Fund ....................         340.5       276.4
                                                          ----------  ----------
                                                          $  3,426.3  $  4,163.6
                                                          ==========  ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2002 and 2001 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                                2002        2001
                                                          ----------  ----------
The Guardian Park Avenue Fund ........................    $      0.1  $      0.1
The Guardian Park Avenue Small Cap Fund ..............           1.8         2.2
The Guardian Small Cap Stock Fund ....................          11.9        14.1
The Guardian Asset Allocation Fund ...................           2.0         2.5
The Guardian Baillie Gifford International Fund ......           1.3         1.7
The Guardian Baillie Gifford Emerging Markets Fund ...           1.1         1.2
The Guardian Investment Quality Bond Fund ............           2.1         1.9
The Guardian High Yield Bond Fund ....................           1.5         1.5
The Guardian Cash Management Fund ....................           2.1        25.9
                                                          ----------  ----------
                                                          $     23.9   $    51.1
                                                          ==========   =========


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 115
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                          For the Years Ended December 31,
                                                                    (In millions)
                                                         -----------------------------------
                                                              2002         2001         2000
                                                         ---------    ---------    ---------
Consolidated GAAP net (loss) income ..................   $   (77.1)   $   (28.6)   $    83.8
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ..............         8.1          9.6          8.9
   Change in deferred policy acquisition costs .......        71.6          9.6        (65.2)
   Change in deferred software costs .................         2.7          8.0        (16.1)
   Deferred premiums .................................        (0.1)        (4.7)        (0.1)
   Re-estimation of future policy benefits ...........       (13.4)        22.3         11.1
   Reinsurance .......................................        (3.8)        (3.8)        (4.0)
   Deferred federal income tax (benefits) expense ....       (24.8)       (19.6)        23.2
   Amortization of interest maintenance reserve ......        (0.5)          --         (0.3)
   Transfer to interest maintenance reserve ..........         3.3         (0.2)         1.6
   Other, net ........................................        (5.6)         1.1          7.6
                                                         ---------    ---------    ---------
Statutory net (loss) income ..........................   $   (39.6)   $    (6.3)   $    50.5
                                                         =========    =========    =========

     The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                     December 31,
                                                                    (In millions)
                                                         -----------------------------------
                                                              2002         2001         2000
                                                         ---------    ---------    ---------
Consolidated GAAP stockholder's equity ...............   $   452.4    $   496.1    $   577.4
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs .................      (319.8)      (403.0)      (422.7)
   Deferred software costs ...........................       (13.7)       (19.4)       (32.1)
   Elimination of asset valuation reserve ............          --         (5.2)       (21.7)
   Re-estimation of future policy benefits ...........       (57.0)       (49.1)       (60.1)
   Establishment of deferred income tax liability, net        85.1        106.9        126.2
   Unrealized gains on investments ...................       (45.0)       (15.4)         6.5
   Separate account allowances .......................        71.8         77.3         52.7
   Other liabilities .................................        22.6         23.5         32.9
   Deferred premiums .................................         3.0          2.7          8.1
   Other, net ........................................        10.7          6.4          8.4
                                                         ---------    ---------    ---------
Statutory capital and surplus ........................   $   210.1    $   220.8    $   275.6
                                                         =========    =========    =========


--------------
116 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                        /s/ PricewaterhouseCoopers LLP

February 26, 2003

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a)  The following financial statements have been included in Part B:

          (1)  The Guardian Separate Account F:

               Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the Year Ended December 31, 2002 Statements of Changes in Net Assets for the Year Ended December 31, 2002

               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:

               Statutory Basis Balance Sheets as of December 31, 2002 and 2001 Statutory Basis Statements of Operations for the Three Years Ended December 31, 2002, 2001 and 2000
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 2002, 2001 and 2000 Statutory Basis Statements of Cash Flow for the Three Years
               Ended December 31, 2002, 2001 and 2000

               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account F(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                    between The Guardian Insurance &
                                    Annuity Company, Inc. and Guardian
                                    Investor Services Corporation, as
                                    amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                    Service Agreement(1)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(1)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended (1)(3)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America and The Guardian Insurance & Annuity
                                Company, Inc.(1)
              9                 (a) Opinion of Counsel(1)
                                (b) Consent of Counsel(1)

              10                Consent of PricewaterhouseCoopers LLP(5)

              11                Not Applicable
              12                Not Applicable
              13                (a) Schedule for Computation of Performance
                                    Quotations(1)

                                (b) Powers of Attorney executed by a majority of
                                    the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)(3)(4)


----------
(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.

(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on September 11, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(3) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on May 1, 2001.

(4) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on April 30, 2002. Powers of Attorney for Messrs. Lenderink and Caruso.
(5)   Filed herewith.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Dennis J. Manning         Chairman, Chief Executive Officer
                                        and Director
              Edward K. Kane            Executive Vice President and Director


              Bruce C. Long             President and Director

              Armand M. de Palo         Director

              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                        Secretary and Director

              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel

              Dennis P. Mosticchio      Vice President, Group Pensions

              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Earl C. Harry             Second Vice President and Treasurer
              Robert E. Broatch         Director
              Thomas G. Sorell          Executive Vice President and Chief
                                        Investment Officer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of March 31, 2003. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%
  Berkshire Equity Sales, Inc.            Massachusetts               100%


Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%


Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                   Class A
                                                                    14.75% of
                                                                   Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%

  First Commonwealth Health Services
    Corporation                           Illinois                    n/a


Guardian Hanover Corporation              New York                    100%




Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%


Innovative Underwriters, Inc.             New Jersey                  100%


Innovative Underwriters, Inc.             Hawaii                      100%




The Guardian Tax-Exempt Fund              Massachusetts             85.73%
The Guardian Baillie Gifford              Massachusetts             47.52%
  International Fund
The Guardian Investment Quality           Massachusetts             27.36%
  Bond Fund
Baillie Gifford International Fund        Maryland                  10.16%
The Guardian Park Avenue Small Cap Fund   Massachusetts             26.36%
The Guardian Baillie Gifford              Massachusetts             51.65%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts             81.83%
The Guardian Small Cap Stock Fund         Maryland                  68.74%
The Guardian VC Asset Allocation Fund     Maryland                  59.67%
The Guardian VC 500 Index Fund            Maryland                  59.03%
The Guardian VC High Yield Bond Fund      Maryland                  61.24%
The Guardian S&P 500 Index Fund           Massachusetts             12.94%
The Guardian Park Avenue Fund             Massachusetts             12.78%
Corporate Financial Services Inc.         Pennsylvania                100%


The Guardian UBS Large Cap Value Fund     Massachusetts             99.84%
The Guardian UBS Small Cap Value Fund     Massachusetts             99.76%
The Guardian UBS VC Large Cap
  Value Fund                              Maryland                  99.79%
The Guardian UBS VC Small Cap
  Value Fund                              Maryland                  99.63%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of March 31, 2003:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


         Type of Contract                 As of February 28, 2003
         ----------------                ------------------------

         Non-Qualified ..............              1,048
         Qualified ..................              1.757

                 Total ..............              2,805

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

      The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following six series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following twelve series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President & Director

                  Gary B. Lenderink                Director

                  Armand M. dePalo                 Director

                  Frank L. Pepe                    Senior Vice President and
                                                     Controller
                  Richard T. Potter, Jr.           Vice President and Counsel

                  Donald P. Sullivan, Jr.          Senior Vice President
                  Joseph A. Caruso                 Senior Vice President,
                                                     Corporate Secretary and
                                                     Director
                  Peggy L. Coppola                 Senior Vice President

                  William D. Ford                  Vice President and National
                                                     Accounts Director

                  Keith E. Roddy                   Senior Vice President and
                                                     National Sales Director


                  Peter M. Quinn                   Vice President


                  Dennis J. Manning                Director
                  Robert E. Broatch                Director
                  Thomas G. Sorell                 Executive Vice President and
                                                     Chief Investment Officer
                  Earl C. Harry                    Treasurer

                  (c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 28th day of April, 2003.



                                            The Guardian Separate Account F
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)

                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


/s/ Dennis J. Manning*                      Chairman, Chief Executive
-----------------------------------           Officer and Director
Dennis J. Manning
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo


                                            Director
-----------------------------------
Robert E. Broatch


/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Joseph A. Caruso*                       Director, Senior Vice President and
------------------------------                Corporate Secretary
Joseph A. Caruso

/s/ Gary B. Lenderink*
------------------------------              Director
Gary B. Lenderink


By /s/ Bruce C. Long                        Date: April 28, 2003
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number      Description


10(a)       Consent of PricewaterhouseCoopers LLP